Putnam
Asset
Allocation
Funds

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-02

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Portfolio overviews

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek capital appreciation for long-term investors willing to accept a higher degree of risk.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                      12.50%
Large-cap value stocks                       12.50
Small-cap growth stocks                       5.00
Small-cap value stocks                        5.00
International equities                       35.00
International fixed-income securities        10.00
Domestic fixed-income securities             10.00
High-yield securities                        10.00


* Balanced Portfolio is designed to seek total returns for investors seeking a combination of capital appreciation and capital preservation and who are willing to accept a moderate level of risk.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                      21.25%
Large-cap value stocks                       21.25
Small-cap growth stocks                       3.75
Small-cap value stocks                        3.75
International equities                       10.00
Domestic fixed-income securities             30.00
Domestic convertible bonds                    5.00
High-yield securities                         5.00


* Conservative Portfolio is designed to preserve principal while protecting against inflation for conservative investors.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                       5.00%
Large-cap value stocks                        5.00
International equities                        5.00
International fixed-income securities        12.50
Domestic fixed-income securities             37.50
Domestic convertible bonds                   10.00
High-yield securities                        25.00

* The targeted portfolio represents the target allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Given the turmoil that persisted in the global securities markets throughout the 12 months ended September 30, 2002, a period that encompassed Putnam Asset Allocation Funds' most recently completed fiscal year, a strong case can be made for the diversification opportunities provided by the funds' three portfolios.

As with most other equity investments, the stocks held by the funds experienced declines in varying degrees during the period. The funds' fixed-income securities, on the other hand, continued to enjoy the benefits associated with their position as safe havens for equity investors seeking to ride out the stock market storm.

In the following report, the funds' management team provides an overview of the prevailing global market environment during the period and how it affected the funds' portfolios. Then the team offers its views on prospects for the portfolios in coming months.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds
November 20, 2002



REPORT FROM FUND MANAGEMENT

These funds are managed by the Global Asset Allocation Team.

During the 12 months that followed September 11, 2001, international markets struggled to stage a recovery in the face of historic economic and political volatility. The result was a temporary success, particularly for U.S. markets and in turn for Putnam Asset Allocation Funds. Speculative buying in the downtrodden technology sector and better-than-anticipated economic reports led to a rebound in the fourth quarter of 2001 that lasted into the beginning of 2002. Since our last report, however, the momentum that produced that rebound has shifted; the continued threat of terrorism, war, conflict in the Middle East, corporate fraud, and overarching economic uncertainty created disappointing results in the second half of the funds' fiscal year.

These negative factors came to a head in the third quarter of 2002 -- the worst single quarter for the S&P 500 in 15 years, eclipsing even the lows recorded in the third quarter of 2001 in the immediate aftermath of September 11. This three-month decline erased the gains across the funds and resulted in negative total returns for all three portfolios for the reporting period. However, the funds' comprehensive diversification strategy -- across geographic location, market capitalization, and investment styles -- enabled the equity portfolios to achieve relative success in a difficult market environment.

The funds' management team remains optimistic. We believe there are historical signs within this most recent market downturn that may signal a bottom. Perhaps more importantly, over the 12-month period, the strategy of diversification through asset allocation and risk management that the funds pursue succeeded in limiting losses during a period of unprecedented market volatility.

* U.S. MARKETS RALLIED, THEN FALTERED AMID UNCERTAINTIES

During the funds' reporting period, the bear market that began in March 2000 appeared to continue, despite the dramatic improvement experienced in the first half of the funds' fiscal year. Part of the recovery the U.S. markets seemed to enjoy during that period stemmed from the emergency financial stimulus that state and federal governments were pumping into the economy. As the markets took that stimulus into account and the beneficiaries of the fiscal packages spent their funds, these programs eventually ceased to be a rallying point for stock prices and most speculative buying tapered off considerably. Fixed-income securities also felt the effects of investors' desire to avoid risk. High-yield bonds, which had led fixed-income sectors through the end of March 2002, lagged behind government securities for the year.

Stocks. The third quarter of 2002 was one of the worst periods in recent history for equity investors. Overall, the spread between stock and bond returns was the largest on record since 1932, which meant anything but positive news for funds invested primarily in the stock markets. At the beginning of 2000, Putnam's Global Asset Allocation Team felt that equities had generally become overpriced and initiated a reduction of the equity weightings across all three portfolios. The result since then has been beneficial; during the bear market, the funds' lower exposure to stocks has helped contain losses in a declining market environment, and the most recent fiscal year was no exception.


[GRAPHIC OMITTED: worm chart WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of a $10,000 investment

                                                          Salomon
              Credit Suisse                            Smith Barney
              First Boston                            Non-U.S. World
               High Yield             Lehman            Government
Date           Bond Index          Credit Index         Bond Index

9/30/01          10,000               10,000              10,000
10/01            10,228               10,248              10,016
11/01            10,558               10,159               9,910
12/01            10,565               10,089               9,603
1/02             10,663               10,174               9,346
2/02             10,587               10,252               9,382
3/02             10,830               10,062               9,424
4/02             11,002               10,202               9,796
5/02             10,963               10,337              10,143
6/02             10,581               10,353              10,740
7/02             10,278               10,348              10,802
8/02             10,412               10,616              10,978
9/30/02         $10,284              $10,815             $11,045

Footnote reads:
See page 13 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund. It is not possible to invest directly in an index.

Bonds. Fixed-income investments, on the whole, outperformed equities over the past year. A volatile stock market continued to drive investors to the relative safe haven of bonds, where higher-quality securities outperformed higher-yield securities. The less risky an investment, the greater the return tended to be. One notable exception, however, was investment-grade corporate bonds of companies within the United States. The accounting scandals that created such turmoil in the stock markets carried over into the fixed-income universe, as investors tended to avoid investing in any form, either through stocks or bonds, in companies that might become the next Enron or WorldCom.

* INTERNATIONAL MARKETS FACED SIMILAR CHALLENGES WITH COMPARABLE RESULTS

On the international stage, markets faced many of the same hurdles as the U.S. economy over the past year. Companies faced continued global economic slowdown combined with the same political uncertainties domestic investors experienced. Again, lower-risk, higher-quality securities represented the most desirable sector to invest in -- a trend that translated into solid returns from government-backed fixed-income holdings. Overall, European and Japanese markets slightly outperformed those in the United States. One relative bright spot for international investors came in the form of a weakening U.S. dollar which boosted returns for holdings in foreign currencies.

Fund Profile

Putnam Asset Allocation Funds balance diversified global investments in stocks, bonds, and money market instruments in varying proportions. The Growth, Balanced, and Conservative Portfolios seek capital appreciation, total return, and total return consistent with preservation of capital, respectively.

Stocks. As always, the strongest companies in some industries are to be found outside the United States and the funds continued to seek to invest in them at attractive prices. That strategy paid off in the first half of 2002. Our stock selection contributed positively to performance, especially with regard to growth companies in the small-cap sector. Small-cap stocks have historically seen the greatest returns during an economic recovery. We added to these types of stocks over the short term in anticipation of a recovery over the course of the year, although the rebound that the markets seemed to forecast in early 2002 ultimately lagged our expectations.


[GRAPHIC OMITTED: worm chart WORLD EQUITY MARKETS]

WORLD EQUITY MARKETS

Growth of a $10,000 investment

                  Standard &         Russell           Morgan Stanley
                    Poor's            2000         Capital International
Date              500 Index          Index              EAFE Index

9/30/01            10,000            10,000               10,000
10/01              10,191            10,585               10,256
11/01              10,972            11,405               10,634
12/01              11,069            12,109               10,697
1/02               10,907            11,983               10,129
2/02               10,697            11,654               10,200
3/02               11,099            12,591               10,752
4/02               10,426            12,706               10,823
5/02               10,349            12,142               10,960
6/02                9,612            11,539               10,524
7/02                8,863             9,797                9,485
8/02                8,921             9,772                9,463
9/30/02            $7,951            $9,070               $8,447

Footnote reads:
See page 13 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund. It is not possible to invest directly in an index.

Bonds. In developed international markets, as was the case in U.S. markets, the funds' holdings in high-quality government bonds and mortgage-backed securities performed well. Because of global risk aversion, the funds' diversified position in international government bonds boosted overall performance.

* OUTLOOK FAVORS GLOBAL REBOUND IN EQUITY MARKETS

Although the last year has been a difficult one for investors across markets and sectors, it is important to note that the fundamentals we believed would lead to economic recovery as of our last report are still in place today. Inflation is virtually nonexistent in the United States and the Federal Reserve Board has repeatedly demonstrated a proactive stance toward improving the economy, first by lowering interest rates and later by delaying a tightening policy as the markets worked to return to positive territory. We believe that the third quarter of 2002, which ended the funds' reporting period on such an extraordinary downturn, is not indicative of the underlying health of the economy. To take a historical perspective, the last time the S&P 500 recorded a quarter as bad as this followed by a consecutive quarter of declines was in 1937, toward the end of the Great Depression.

With this in mind, we are currently reevaluating all three portfolios' target equity weightings in order to take a slightly more aggressive stance in the stock markets. We believe that the prices in the markets today simply do not reflect companies' fundamental underlying worth. Rather, they reflect what we believe is a historically unsustainable level of panic and fear in the marketplace that will not continue over the long term.

Fixed-income securities may play a more traditional role in fund portfolios in the coming months. We anticipate an emerging global economic environment of low real economic growth, and subsequently, lower returns from all types of investments than many investors had become accustomed to during periods of positive growth. We believe bonds are unlikely to continue to be a safe haven or alternative to stock market investing as we anticipate interest rates are likely to begin rising in the coming year. Instead, we believe fixed income securities will again serve as an essential counterbalance to equities in a fully diversified portfolio. As the economies at home and abroad recover, as we believe they will, a carefully balanced asset allocation portfolio, and the funds in particular, should provide competitive total returns for the long-term investor.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

The funds are managed by the Global Asset Allocation Team. The members of the team are Jeffrey Knight (Portfolio Leader), Robert Kea (Portfolio Member), Robert Schoen (Portfolio Member), and Graham Spiers (Portfolio Member).


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.



PERFORMANCE SUMMARY

This section provides information about the funds' performance which should always be considered in light of its investment strategy.

* GROWTH PORTFOLIO


TOTAL RETURN FOR PERIODS ENDED 9/30/02

                    Class A           Class B           Class C           Class M
(inception dates)   (2/8/94)         (2/16/94)          (9/1/94)          (2/3/95)
                   NAV    POP       NAV    CDSC        NAV   CDSC        NAV    POP
-------------------------------------------------------------------------------------
1 year           -11.29% -16.43%  -11.99%  -16.29%   -11.88% -12.74%   -11.65% -14.76%
-------------------------------------------------------------------------------------
5 years           -9.38  -14.58   -12.84   -13.96    -12.78  -12.78    -11.51  -14.61
Annual average    -1.95   -3.10    -2.71    -2.96     -2.70   -2.70     -2.42   -3.11
-------------------------------------------------------------------------------------
Life of fund      62.28   52.93    52.19    52.19     51.39   51.39     55.48   50.04
Annual average     5.76    5.04     4.98     4.98      4.92    4.92      5.24    4.81
-------------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02

                  Class A         Class B         Class C         Class M
Share value:    NAV     POP         NAV             NAV         NAV     POP
----------------------------------------------------------------------------
9/30/01        $8.94   $9.49       $8.76           $8.64        8.78   $9.10
----------------------------------------------------------------------------
9/30/02         7.69    8.16        7.54            7.44        7.56    7.83
----------------------------------------------------------------------------

                                   Investment        Capital
Distributions     Number             income           gains           Total
----------------------------------------------------------------------------
Class A             1               $0.297             $--           $0.297
----------------------------------------------------------------------------
Class B             1               $0.211              --           $0.211
----------------------------------------------------------------------------
Class C             1               $0.215              --           $0.215
----------------------------------------------------------------------------
Class M             1               $0.244              --           $0.244
----------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for classes A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund limited expenses, without which returns would have been lower.



PERFORMANCE SUMMARY

* BALANCED PORTFOLIO


TOTAL RETURN FOR PERIODS ENDED 9/30/02

                    Class A              Class B              Class C            Class M
(inception dates    (2/7/94)            (2/11/94)             (9/1/94)           (2/6/95)
                   NAV    POP          NAV    CDSC           NAV   CDSC         NAV    POP
--------------------------------------------------------------------------------------------
1 year            -9.20% -14.41%      -9.86% -14.26%        -9.90% -10.78%     -9.68% -12.81%
--------------------------------------------------------------------------------------------
5 years           -1.29   -6.97       -4.97   -6.29         -4.96   -4.96      -3.84   -7.24
Annual average    -0.26   -1.43       -1.01   -1.29         -1.01   -1.01      -0.78   -1.49
--------------------------------------------------------------------------------------------
Life of fund      67.88   58.20       57.39   57.39         56.55   56.55      61.11   55.46
Annual average     6.18    5.45        5.39    5.39          5.32    5.32       5.67    5.24
--------------------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02

                 Class A       Class B     Class C      Class M
Share value:   NAV     POP       NAV         NAV      NAV     POP
------------------------------------------------------------------
9/30/01       $9.20   $9.76     $9.14       $9.08    $9.18   $9.51
------------------------------------------------------------------
9/30/02        8.10    8.59      8.05        7.99     8.08    8.37
------------------------------------------------------------------

                                  Investment         Capital
Distributions     Number            income            gains         Total
-------------------------------------------------------------------------
Class A             4               $0.296             $--         $0.296
-------------------------------------------------------------------------
Class B             4               $0.222              --         $0.222
-------------------------------------------------------------------------
Class C             4               $0.225              --         $0.225
-------------------------------------------------------------------------
Class M             4               $0.248              --         $0.248
-------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for classes A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund limited expenses, without which returns would have been lower.


PERFORMANCE SUMMARY

* CONSERVATIVE PORTFOLIO


TOTAL RETURN FOR PERIODS ENDED 9/30/02

                       Class A           Class B          Class C          Class M
(inception dates)      (2/7/94)         (2/18/94)         (9/1/94)         (2/7/95)
                      NAV    POP       NAV    CDSC       NAV   CDSC       NAV    POP
--------------------------------------------------------------------------------------
1 year               -2.97% -8.54%    -3.94% -8.49%     -3.84% -4.75%    -3.59% -6.92%
--------------------------------------------------------------------------------------
5 years              10.15   3.79      5.99   4.49       6.05   6.05      7.26   3.54
Annual average        1.95   0.75      1.17   0.88       1.18   1.18      1.41   0.70
--------------------------------------------------------------------------------------
Life of fund         62.25  52.89     51.94  51.94      51.65  51.65     55.34  49.90
Annual average        5.76   5.03      4.96   4.96       4.93   4.93      5.23   4.79
--------------------------------------------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02

                       Class A      Class B    Class C       Class M
Share value:         NAV     POP      NAV        NAV       NAV     POP
------------------------------------------------------------------------
9/30/01              $8.71  $9.24    $8.68      $8.66     $8.68   $8.99
------------------------------------------------------------------------
9/30/02               7.94   8.42     7.89       7.88      7.90    8.19
------------------------------------------------------------------------

                                   Investment      Capital
Distributions           Number       income         gains         Total
------------------------------------------------------------------------
Class A                   12         $0.542         $--          $0.542
------------------------------------------------------------------------
Class B                   12         $0.478          --          $0.478
------------------------------------------------------------------------
Class C                   12         $0.477          --          $0.477
------------------------------------------------------------------------
Class M                   12         $0.498          --          $0.498
------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for classes A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund limited expenses, without which returns would have been lower.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/02

                           Lehman         Standard        Consumer
                           Credit         & Poor's         price
                           Index         500 Index         index
------------------------------------------------------------------
1 year                     8.15%          -20.49%          1.46%
------------------------------------------------------------------
5 years                   41.86            -7.88          12.09
Annual average             7.25            -1.63           2.31
------------------------------------------------------------------
Life of fund              80.83           101.85          23.67
Annual average             7.08             8.46           2.48
------------------------------------------------------------------

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results. The Standard & Poor's 500 Index is the benchmark for the Growth and Balanced Portfolios. The Lehman Credit Index is the benchmark for the Conservative Index.

LIPPER INFORMATION:

The average cumulative return for the 96 funds in the Lipper global flexible portfolio category over the 12 months ended 9/30/02 was -8.53%. Over the 5-year and the Life of fund periods ended 9/30/02, annualized returns for the category were -0.18% and 5.06%, respectively.

COMPARATIVE BENCHMARKS

Lehman Credit Index* is an unmanaged index of corporate bonds.

Standard & Poor's 500 Index* is an unmanaged index of common stock performance.

The Russell 2000 Index* is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

The Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

The Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged index of international stocks from Europe, Australasia and the Far East.

The Salomon Smith Barney Non-U.S. World Government Bond Index* is an unmanaged index of government bonds from 13 countries.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/8/94

                 Growth
                portfolio        Global
                 class A         Growth            S&P           Consumer
                 shares           Index            500            Price
Date             at POP            Mix            Index           Index

2/8/94            9,425          10,000          10,000          10,000
9/30/94           9,346           9,869           9,993          10,219
9/30/95          11,257          12,005          12,965          10,479
9/30/96          13,367          13,772          15,602          10,793
9/30/97          16,876          17,648          21,912          11,033
9/30/98          15,693          17,648          23,894          11,190
9/30/99          19,703          17,943          30,538          11,477
9/30/00          22,219          21,847          34,594          11,874
9/30/01          17,238          24,329          25,385          12,189
9/30/02         $15,293         $18,163         $20,185         $12,367

Footnote reads:
The Global Growth Index Mix is a combination of the following indexes: 25% represented by the Russell 1000 Index, 25% by Salomon Smith Barney Primary Market Index World ex US 50% Hedged, 10% by Russell 2000 Index, 10% by Lehman Government Bond Index, 10% by Chase High Yield Developed Index, 10% by Salomon Smith Barney World Government Bond Index ex US 50% Hedged, 5% by Salomon Smith Barney Extended Market Index World ex US 50% Hedged, and 5% by Morgan Stanley Capital International Emerging Markets Free Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Growth Portfolio as of 9/30/01.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $15,219 and $15,139, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $15,548 ($15,004 at public offering price). See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/7/94

                Balanced
                portfolio          Global
              class A shares      Balanced         S&P 500        Consumer
Date             at POP           Index Mix         Index        price index

2/7/94            9,425            10,000          10,000          10,000
9/30/94           9,285             9,893           9,993          10,219
9/30/95          11,024            11,855          12,965          10,479
9/30/96          12,943            13,395          15,602          10,793
9/30/97          16,027            16,548          21,912          11,033
9/30/98          15,230            17,044          23,894          11,190
9/30/99          18,138            20,135          30,538          11,477
9/30/00          21,019            22,812          34,594          11,874
9/30/01          17,423            19,494          25,385          12,189
9/30/02         $15,820           $17,664         $20,185         $12,367

Footnote reads:
The Global Balanced Index Mix is a combination of the following indexes:
42.5% represented by the Russell 1000 Index, 15% by Lehman Government Bond Index, 10% by Salomon Smith Barney Primary Market Index World ex US Hedged, 7.5% by Russell 2000 Index, 7.5% by Lehman Corporate Bond Index, 7.5% by Lehman-Mortgage Index, 5% by Merrill Lynch High Yield BB Rated Index, and 5% by Merrill Lynch All Convertible All Quality Index, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Balanced Portfolio as of 9/30/01.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $15,739 and $15,655, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $16,111 ($15,546 at public offering price). See first page of performance section for performance calculation method.


Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/7/94

               Conservative
                portfolio          Global         Lehman
              class A shares    Conservative      Credit         Consumer
Date             at POP          Index Mix        Index         price index

2/7/94            9,425           10,000          10,000          10,000
9/30/94           9,191            9,853           9,384          10,219
9/30/95          10,594           11,523          10,979          10,479
9/30/96          11,837           12,587          11,501          10,793
9/30/97          13,881           14,555          12,747          11,033
9/30/98          13,785           15,438          14,160          11,190
9/30/99          15,308           17,055          13,963          11,477
9/30/00          16,559           18,694          14,783          11,874
9/30/01          15,757           18,485          16,720          12,189
9/30/02         $15,289          $18,407         $18,083         $12,367

Footnote reads:
The Global Conservative Index Mix is a combination of the following indexes: 12.5% represented by the Salomon Smith Barney World Government Bond Index ex US Hedged, 12.5% by Lehman Corporate Bond Index, 12.5% by Lehman-Mortgage Index, 12.5% by Chase High Yield Developed Index, 12.5% by Merrill Lynch High Yield BB Rated Index, 12.5% by Lehman Government Bond Index, 10% by Russell 1000 Index, 10% by Merrill Lynch All Convertible All Quality Index, and 5% by Salomon Smith Barney Primary Market Index World ex US Hedged, which reflects generally the allocations of the different asset categories of Putnam Asset Allocation: Conservative Portfolio as of 9/30/02.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $15,194 and $15,165, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $15,534 ($14,990 at public offering price). See first page of performance section for performance calculation method.



REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam Asset Allocation Funds

In our opinion, the accompanying statements of assets and liabilities, including the funds' portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds (Growth Portfolio, Balanced Portfolio and Conservative Portfolio) constituting the Putnam Asset Allocation Funds (the "trust") at September 30, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 2002



THE FUNDS' PORTFOLIOS
SEPTEMBER 30, 2002

                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                 66.4%                         55.9%                         16.2%
COMMON STOCKS (a)                                Shares          Value         Shares          Value         Shares          Value

Banking                                                           6.5%                          5.2%                          1.2%
----------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC
(United Kingdom)                                 14,612       $118,333             --            $--             --            $--
ABN AMRO Holdings NV
(Netherlands)                                    51,056        558,969             --             --             --             --
Alliance & Leicester PLC
(United Kingdom) (NON)                           16,400        202,573             --             --             --             --
Allied Irish Banks PLC
(Ireland) (NON)                                 177,044      2,116,740        198,160      2,369,203         26,242        313,750
AMCORE Financial, Inc.                           14,240        312,710         33,010        724,900             --             --
AmSouth Bancorporation                            2,100         43,554          4,800         99,552             --             --
Anchor BanCorp
Wisconsin, Inc.                                   2,910         58,782          7,800        157,560             --             --
Australia & New Zealand
Banking Group, Ltd.
(Australia)                                      48,158        461,799             --             --             --             --
Banca Popolare di Milano
Scrl (BPM) (Italy) (NON)                        298,538        938,054             --             --             --             --
Banca Popolare di Verona
e Novara Scrl (Italy)                             8,748         99,837             --             --             --             --
Bancfirst Corp.                                      --             --             --             --          3,748        184,477
Banco Biblao Vizcava
Argentaria SA (Spain)                            18,265        136,440             --             --             --             --
Banco Bradesco SA --
Pfd. (Brazil)                                    86,669        177,783             --             --             --             --
Banco Itau SA -- Pfd.
(Brazil)                                          5,147        156,258             --             --             --             --
Banco Popular Espanol
(Spain)                                           4,230        162,923             --             --             --             --
Banco Santander Central
Hispano SA (Spain)                               19,227         98,221             --             --             --             --
BancorpSouth, Inc.                                   --             --             --             --         10,481        206,476
Bangkok Bank Public
Company, Ltd.
(Thailand) (NON)                                325,800        399,339             --             --             --             --
Bank of America Corp.                            62,500      3,987,500        127,800      8,153,640         14,640        934,032
Bank of East Asia, Ltd.
(Hong Kong)                                     537,000        943,265             --             --             --             --
Bank of Ireland
(Ireland)                                        10,266         99,917             --             --             --             --
Bank of Montreal
(Canada)                                         11,943        277,791             --             --             --             --
Bank of New York
Company, Inc. (The)                              42,700      1,227,198         85,700      2,463,018         10,660        306,368
Bank of the Ozarks, Inc.                          3,930         89,997         10,540        241,366             11            252
BankAtlantic Bancorp,
Inc. Class A                                     64,200        576,516        146,080      1,311,798             --             --
Banknorth Group, Inc.                            16,000        380,000         31,300        743,375          4,680        111,150
Barclays PLC (United
Kingdom)                                        277,066      1,618,575        245,420      1,433,704             --             --
Bayerische Vereinsbank
AG (Germany)                                      4,200         55,403             --             --             --             --
BB&T Corp.                                       17,300        606,192         35,000      1,226,400          4,080        142,963
BNP Paribas SA (France)                          68,753      2,240,491         83,614      2,724,774          9,020        293,940
Bradford & Bingley PLC
(United Kingdom) (NON)                           41,400        181,633             --             --             --             --
Brookline Bancorp, Inc.                              --             --             --             --             33            388
Canadian Imperial Bank
of Commerce (Canada)                             13,900        354,687             --             --             --             --
Cascade Bancorp                                   7,470        101,891         20,150        274,846             --             --
Cathay Bancorp, Inc.                              3,920        152,880         10,530        410,670             10            390
Charter One Financial, Inc.                      45,029      1,338,232         88,812      2,639,493         12,509        371,767
Chinatrust Financial
Holding Co. (Taiwan) (NON)                      492,600        345,808             --             --             --             --
Chittenden Corp.                                 11,850        350,760         31,870        943,352             --             --
Citizens Banking Corp.                           18,110        437,719         41,960      1,014,173             --             --
City Bank Lynnwood, WA                            3,690        106,789          9,970        288,532             --             --
City Holding Co.                                     --             --             --             --            456         11,737
Colonial Bancgroup, Inc.                         59,380        736,312        137,430      1,704,132             --             --
Comerica, Inc.                                   43,200      2,083,104         85,900      4,142,098         11,260        542,957
Commerce Asset-Holding
Berhad (Malaysia)                               214,000        170,074             --             --             --             --
Commonwealth Bancorp, Inc.                           --             --             --             --          2,672        122,912
Commonwealth Bank of
Australia (Australia)                            16,823        275,478             --             --             --             --
Community First
Bankshares                                       19,280        537,526         44,670      1,245,400             --             --
CPB, Inc.                                         1,300         60,021          3,500        161,595             --             --
Dah Sing Financial Group
(Hong Kong)                                     133,000        574,672             --             --             --             --
Danske Bank A/S
(Denmark)                                       121,491      1,843,149        196,434      2,980,115         34,300        520,368
DBS Group Holdings, Ltd.
(Singapore)                                     219,069      1,380,894        152,181        959,268             --             --
DnB Holdings ASA
(Norway)                                         42,395        185,411             --             --             --             --
DnB Holdings ASA 144A
(Norway)                                         10,575         46,249             --             --             --             --
Doral Financial Corp.                            75,855      1,831,140        179,925      4,343,390          3,900         94,146
Downey Financial Corp.                            6,000        205,500         13,700        469,225              2             69
Erste Bank der
Oesterreichischen
Sparkassen AG (Austria)                           2,467        153,571             --             --             --             --
Fifth Third Bancorp                              23,300      1,426,659         45,500      2,785,965          6,126        375,095
Financial Institutions, Inc.                      2,810         76,292          7,580        205,797          2,192         59,513
First Financial
Bankshares, Inc.                                    800         29,152          2,200         80,168             --             --
First Midwest Bancorp, Inc.                      11,640        312,650         26,970        724,414             --             --
First National Corp.                              2,530         69,828          6,830        188,508             --             --
First State
Bancorporation                                       --             --             --             --          4,776        117,728
First Tennessee National Corp.                    1,500         52,005          3,400        117,878             --             --
FirstFed Financial Corp. (NON)                   20,670        532,253         47,890      1,233,168             --             --
Flagstar Bancorp, Inc.                           32,000        662,400         77,150      1,597,005             --             --
FleetBoston Financial Corp.                       8,116        164,998         18,838        382,977             --             --
Foreningssparbanken AB (Sweden)                  12,000        119,748             --             --             --             --
Frontier Financial Corp.                          3,830         97,588         10,330        263,208             --             --
Fubon Financial Holding
Co., Ltd. (Taiwan)                              302,000        250,946             --             --             --             --
Gold Banc Corp., Inc.                                --             --             --             --          8,579         83,216
Golden State Bancorp, Inc.                        1,000         32,320          2,400         77,568             --             --
Great Southern Bancorp, Inc.                         --             --             --             --            380         14,235
Greenpoint Financial Corp.                       17,500        730,450         36,200      1,510,988          3,590        149,847
Grupo Financiero Banorte
SA de CV (Mexico)                               119,414        268,387             --             --             --             --
Grupo Financiero BBVA
Bancomer SA de CV (Mexico) (NON)              1,422,417      1,008,165             --             --             --             --
Hana Bank (South Korea) (NON)                    11,910        163,948             --             --             --             --
Hancock Holding Co.                                  --             --             --             --          5,877        276,096
Hang Seng Bank, Ltd. (Hong Kong)                 14,400        150,935             --             --             --             --
Hawthorne Financial Corp. (NON)                      --             --             --             --          2,740         72,336
HDFC Bank, Ltd. ADR (India)                      28,900        410,091             --             --             --             --
Housing Development
Finance Corporation, Ltd. (India)                35,944        447,514             --             --             --             --
HSBC Holdings PLC --
Hong Kong Stock
Exchange (United Kingdom) (NON)                 102,624      1,055,924        103,800      1,068,024             --             --
HSBC Holdings PLC --
London Stock Exchange
(United Kingdom)                                369,689      3,743,804        276,960      2,804,746         39,723        402,271
Hudson United Bancorp                            66,160      1,759,856        164,420      4,373,572             --             --
Humboldt Bancorp                                     --             --             --             --          3,006         36,012
IBERIABANK Corp.                                     --             --             --             --          4,482        168,658
ICICI Bank, Ltd. ADR (India)                     39,858        238,749             --             --             --             --
Independent Bank Corp.
-- Massachusetts                                 19,060        378,913         49,200        978,096             --             --
Independent Bank Corp.
-- Michigan                                       5,885        194,794         15,860        524,966             --             --
IntesaBCI SpA (Italy)                            52,600         87,576             --             --             --             --
Investors Financial
Services Corp.                                    2,330         63,073          6,280        170,000             --             --
Irish Life & Permanent
PLC (Ireland) (NON)                              28,421        322,952             --             --             --             --
Irwin Financial Corp.                            37,200        632,400         86,210      1,465,570             --             --
ITLA Capital Corp. (NON)                             --             --             --             --          7,059        213,111
Jyske Bank A/S (Denmark) (NON)                    6,200        153,055             --             --             --             --
KBC Bancassurance
Holdings (Belgium)                               11,353        357,178             --             --             --             --
Komercni Banka AS (Czech Republic) (NON)         16,636        943,942             --             --             --             --
Kookmin Bank (South Korea) (NON)                 55,195      2,011,873             --             --             --             --
Kookmin Bank ADR (South Korea)                   12,800        453,504         29,600      1,048,728             --             --
Lakeland Financial Corp.                             --             --             --             --            748         17,720
Lloyds TSB Group PLC
(United Kingdom)                                146,680      1,082,922             --             --             --             --
Local Financial Corp. (NON)                          --             --             --             --            485          6,698
M&T Bank Corp.                                    9,050        713,231         18,100      1,426,461          2,390        188,356
MAF Bancorp, Inc.                                 5,440        168,096         12,600        389,340             --             --
MainSource Financial Group, Inc.                     --             --             --             --          3,137         74,629
Malayan Banking Berhad
(Malaysia)                                      236,500        497,895             --             --             --             --
Mellon Financial Corp.                           40,000      1,037,200         80,600      2,089,958         10,460        271,228
National Australia Bank,
Ltd. (Australia)                                 17,881        325,250             --             --             --             --
National Bank of Canada (Canada)                 77,530      1,439,633         43,400        805,883             --             --
National City Corp.                               9,500        271,035         22,300        636,219             --             --
National Finance PCL
Non-Voting Depositary
Receipts (NVDR) (Thailand) (NON)                683,200        194,342             --             --             --             --
Nordea AB (Sweden)                               39,900        158,403             --             --             50            199
North Fork
Bancorporation, Inc.                             23,000        870,320         43,500      1,646,040          6,700        253,528
Northern Rock PLC
(United Kingdom)                                153,000      1,578,287             --             --             --             --
Old Second Bancorp, Inc.                             --             --             --             --          1,125         42,953
OTP Bank Rt. GDR (Hungary)                       31,526        520,179             --             --             --             --
Overseas-Chinese Banking
Corp. (Singapore)                               148,480        802,233        248,650      1,343,449         42,000        226,925
Pacific Capital Bancorp                          15,380        417,690         41,430      1,125,156          1,509         40,981
Peoples Bancorp, Inc.                             1,100         28,270          3,000         77,100             --             --
Peoples Holding Co. (The)                            --             --             --             --             90          3,668
PNC Financial Services Group                      1,500         63,255          3,500        147,595             --             --
Prosperity Bancshares, Inc.                       2,910         49,557          7,800        132,834             --             --
Provident Bankshares Corp.                       22,395        483,284         51,907      1,120,153             --             --
Public Bank Berhad (Malaysia)                   548,875        335,103             --             --             --             --
Quaker City Bancorp, Inc. (NON)                      --             --             --             --          3,125        103,656
R&G Financial Corp. Class B                      16,110        351,520         38,570        841,597             --             --
Republic Bancorp, Inc.                           51,992        675,896        120,479      1,566,227             --             --
Royal Bank of Scotland
Group PLC (United Kingdom)                       47,408        894,589             --             --             --             --
Sanpaolo IMI SpA (Italy)                        182,929      1,023,057        218,195      1,220,287         41,653        232,950
Simmons First National
Corp. Class A                                        --             --             --             --            527         19,594
Sky Financial Group, Inc.                        19,280        383,865         44,670        889,380             --             --
Societe Generale (France)                        52,498      2,212,914         44,000      1,854,703          6,675        281,367
Standard Bank Investment
Crop., Ltd. (South Africa)                      299,000        815,426             --             --             --             --
State Street Corp.                                2,300         88,872          5,400        208,656             --             --
Sterling Bancorp                                  1,650         43,775          4,440        117,793             --             --
Sterling Bancshares, Inc.                        44,420        580,569        104,710      1,368,560             --             --
Sumitomo Mitsui Banking Corp. (Japan)            85,000        477,654             --             --             --             --
Superior Financial Corp.                             --             --             --             --          6,850        128,780
Svenska Handelsbanken AB
Class A (Sweden)                                 63,939        796,694        121,170      1,509,805         20,399        254,176
Taipei Bank (Taiwan) (NON)                      440,000        400,917             --             --             --             --
Taishin Financial
Holdings Co., Ltd. (Taiwan) (NON)               767,000        307,679             --             --             --             --
Texas Regional
Bancshares, Inc.                                  3,060        102,479          8,240        275,958             --             --
Trico Bancshares                                     --             --             --             --          4,409        111,548
Trustmark Corp.                                  28,390        647,292         64,700      1,475,160             --             --
Turkiye Garanti Bankasi
AS (Turkey) (NON)                           119,018,887        104,151             --             --             --             --
U.S. Bancorp                                    203,487      3,780,788        407,122      7,564,327         53,740        998,489
Umpqua Holdings Corp.                             4,080         67,034         10,950        179,909             --             --
Unibanco-Uniao de Bancos
Brasileiros SA GDR (Brazil)                      30,600        217,260             --             --             --             --
UnionBanCal Corp.                                 1,500         63,015          3,400        142,834             --             --
United Community
Financial Corp.                                      --             --             --             --          5,187         45,905
United Overseas Bank, Ltd. (Singapore)          135,000        904,154        204,000      1,366,276         77,000        515,702
Wachovia Corp.                                   52,800      1,726,032        109,500      3,579,555         11,260        368,089
Washington Federal, Inc.                         35,552        793,343         81,006      1,807,649             --             --
Webster Financial Corp.                          23,870        801,555         54,400      1,826,752             --             --
Wells Fargo & Co.                                40,450      1,948,072         84,726      4,080,404          7,570        364,571
Westamerica
Bancorporation                                    7,500        302,100         17,390        700,469             --             --
Westpac Banking Corp. (Australia) (NON)         160,772      1,209,762             --             --         25,905        194,927
Wilmington Trust Corp.                              600         17,352          1,400         40,488             --             --
Zions Bancorporation                             18,300        796,599         37,100      1,614,963          4,480        195,014
                                                         -------------                --------------                 -------------
                                                            84,573,182                   109,998,865                    11,067,913

Basic Materials                                                    4.5%                          2.9%                          1.0%
----------------------------------------------------------------------------------------------------------------------------------

3M Co.                                           15,900      1,748,523         31,600      3,475,052          3,650        401,391
A. Schulman, Inc.                                22,700        393,391         52,600        911,558             --             --
Abitibi-Consolidated,
Inc. -- New York Stock
Exchange (Canada)                                48,550        328,684         95,000        643,150         14,200         96,134
Abitibi-Consolidated,
Inc. -- Toronto Stock
Exchange (Canada)                                58,700        394,541        136,700        918,803             --             --
Agrium, Inc. (Canada)                            45,850        413,113             --             --             --             --
Airgas, Inc. (NON)                               49,650        651,905        115,050      1,510,607             --             --
AK Steel Holding Corp. (NON)                      5,000         36,550         12,000         87,720             --             --
Akzo-Nobel NV (Netherlands)                      54,158      1,744,541         58,121      1,872,197          7,554        243,330
Albany International Corp.                       11,680        221,686         27,070        513,789          7,774        147,551
Ameron International Corp.                        9,480        466,321         21,970      1,080,704             --             --
Anglo American Platinum
Corp. (South Africa)                             14,053        472,720             --             --             --             --
Anglo American PLC (United Kingdom)             205,354      2,599,499             --             --             --             --
Anglogold, Ltd. (South Africa)                    4,900        265,261             --             --             --             --
Aracruz Celulose SA ADR (Brazil)                 40,690        596,515             --             --             --             --
Arcelor (Luxembourg) (NON)                       73,844        748,624             --             --             --             --
Arch Chemicals, Inc.                              9,700        171,884         22,490        398,523             --             --
BASF AG (Germany) (NON)                          54,253      1,886,980        100,209      3,485,381         15,090        524,847
Bemis Company, Inc.                                 300         14,820            700         34,580             --             --
BHP Billiton PLC (United Kingdom)               314,391      1,458,421        276,711      1,283,628         91,161        422,884
BHP Billiton, Ltd. (Australia)                  200,007        983,407        374,943      1,843,544             --             --
BHP Steel, Ltd. (Australia) (NON)                 9,021         13,135             --             --             --             --
Billerud (Sweden)                                66,700        590,043             --             --             --             --
BOC Group PLC (United Kingdom)                   12,593        171,688             --             --             --             --
Bodycote International
PLC (United Kingdom)                            439,700        898,857             --             --             --             --
Boise Cascade Corp.                              15,700        357,960         31,050        707,940          4,680        106,704
BWAY Corp. (NON)                                 13,120        182,368         35,340        491,226          9,443        131,258
Carpenter Technology Corp.                        5,350         69,550         12,390        161,070             --             --
Cemex SA de CV ADR (Mexico)                      89,742      1,871,121         73,012      1,522,300             --             --
China Steel Corp. (Taiwan)                      727,260        312,576             --             --             --             --
Ciba Specialty Chemicals
AG (Switzerland)                                 36,547      2,409,501         36,327      2,394,997          4,618        304,459
Clariant AG (Switzerland)                        53,723        970,282             --             --             --             --
Cleveland-Cliffs, Inc. (NON)                     14,700        353,535         33,600        808,080             --             --
Commercial Metals Co.                                --             --             --             --         23,739        425,403
Compagnie de Saint
Gobain (France)                                  40,605        896,321         42,050        928,218          4,413         97,413
Companhia Siderurgica
Nacional SA (CSN) (Brazil)                       12,000         94,154             --             --             --             --
Companhia Vale do Rio
Doce (CVRD) ADR
[represents preference
A shares] (Brazil)                               37,100        803,215         28,400        614,860             --             --
Companhia Vale do Rio
Doce (CVRD) ADR
[represents common
shares (Brazil) (NON)                            21,100        480,025         27,500        625,625             --             --
Compania de Petroleos de
Chile SA (COPEC) (Chile)                         73,484        229,730             --             --             --             --
CRH PLC (Ireland) (NON)                         120,840      1,355,213        159,956      1,793,896         11,532        129,331
CSS Industries, Inc. (NON)                           --             --             --             --          6,549        236,157
Dow Chemical Co. (The)                           44,027      1,202,377         88,477      2,416,307         11,260        307,511
DSM NV (Netherlands) (NON)                        4,758        194,637             --             --             --             --
E.I. du Pont de Nemours & Co.                     2,700         97,389          5,700        205,599            500         18,035
Eastman Chemical Co.                                700         26,719          1,600         61,072             --             --
Edinburgh International
Fund (United Kingdom)                                 2            107             --             --             --             --
Engelhard Corp.                                  37,300        888,859         73,500      1,751,505         10,260        244,496
Formosa Chemicals &
Fibre Corp. (Taiwan)                            150,312        111,550             --             --             --             --
Formosa Plastics Corp. (Taiwan)                 387,140        369,391             --             --             --             --
Freeport-McMoRan Copper
& Gold, Inc. Class B (NON)                       48,290        649,983        109,940      1,479,792          6,801         91,541
Fresh Del Monte Produce (Cayman Islands)             --             --             --             --         13,369        342,113
Georgia-Pacific Corp.                            18,884        247,192         39,195        513,063          3,880         50,789
Gerdau SA-Pfd. (Brazil)                          16,900        110,933             --             --             --             --
Givaudan SA (Switzerland)                           338        151,467             --             --             --             --
Gold Fields, Ltd. (South Africa)                 28,900        373,453             --             --             --             --
Graphic Packaging Intl. Corp. (NON)              20,400        162,792         47,270        377,215             --             --
Grief Brothers Class A                               --             --             --             --              4             98
H.B. Fuller Co.                                   9,800        260,680         22,700        603,820             --             --
Henkel KGaA (Germany)                            27,227      1,498,497             --             --             --             --
Holcim, Ltd. Class B (Switzerland)                9,966      1,578,333         12,030      1,905,213          1,483        234,865
Horizon Organic Holding Corp. (NON)               4,280         66,768         11,490        179,244             --             --
Impala Platinum
Holdings, Ltd. (South Africa)                     7,392        393,493             --             --             --             --
Inco, Ltd. (Canada) (NON)                        21,100        342,310             --             --             --             --
International Paper Co.                          22,750        759,623         44,600      1,489,194          6,670        222,711
International Specialty
Products, Inc. (NON)                                 --             --             --             --         21,197        205,399
Italcementi SpA (Italy)                          67,900        623,956             --             --             --             --
Italcementi SpA-RNC (Italy)                      54,900        251,705             --             --             --             --
Jarden Corp. (NON)                               36,710        996,677         98,850      2,683,778            688         18,679
Kadent, Inc. (NON)                               24,400        329,400         56,500        762,750             --             --
Lafarge (France)                                 25,303      2,020,153         35,496      2,833,947          7,284        581,543
LG Chemical, Ltd. (South Korea)                  11,240        297,548             --             --             --             --
Lonza AG (Switzerland)                              481         27,303             --             --             --             --
Lubrizol Corp. (The)                              2,000         56,540          4,800        135,696         12,997        367,425
M-real OYJ Class B (Finland)                     94,700        640,976             --             --             --             --
Monsanto Co.                                      6,337         96,893         15,002        229,381             --             --
Nan Ya Plastic Corp. (Taiwan)                   324,380        250,953             --             --             --             --
Norske Skogindustrier ASA (Norway)               15,903        184,609             --             --             --             --
Norske Skogindustrier
ASA 144A (Norway)                                33,211        385,528             --             --             --             --
Nortek, Inc. (NON)                                   --             --             --             --          5,607        242,615
Octel Corp. (United Kingdom)                         --             --             --             --         13,015        245,853
Omnova Solutions, Inc. (NON)                     39,680        182,131         91,940        422,005         59,215        271,797
OneSteel, Ltd. (Australia)                        4,807          4,179             --             --             --             --
Oregon Steel Mills, Inc. (NON)                       --             --             --             --         35,511        217,327
P.H. Glatfelter Co.                               6,800         78,540         15,800        182,490             --             --
Pechiney SA Class A (France)                     15,420        409,862             --             --             --             --
Pioneer Companies, Inc. (NON)                     4,774         10,742             --             --          1,272          2,862
Pohang Iron & Steel Co.,
Ltd. (South Korea)                               11,640      1,009,742          5,600        485,786             --             --
PolyOne Corp.                                    38,600        331,574         89,440        768,290             --             --
POSCO ADR (South Korea)                          46,340      1,000,017         32,458        700,444             --             --
PPG Industries, Inc.                             10,150        453,705         21,600        965,520          1,790         80,013
PSF Group Holdings, Inc.
144A Class A                                        162        283,325             --             --             42         73,255
Quaker Chemical Corp.                             5,410        104,088         14,530        279,557             --             --
Quanex Corp.                                     20,420        708,574         46,820      1,624,654             16            555
Reliance Industries, Ltd. (Poland)               92,274        493,370             --             --             --             --
Reliance Steel &
Aluminum Co.                                      9,300        203,205         21,550        470,868             --             --
Rhodia SA (France)                                4,230         26,750             --             --             --             --
Rio Tinto PLC (United Kingdom)                   19,499        313,367         39,935        641,793          7,327        117,752
Rio Tinto, Ltd. (Australia)                      77,727      1,279,541         63,637      1,047,592          9,448        155,533
Rock-Tenn Co. Class A                             8,140        125,519         18,840        290,513             --             --
Rohm & Haas Co.                                   9,300        288,300         18,400        570,400          2,090         64,790
Ryerson Tull, Inc.                               69,060        444,056        160,030      1,028,993             35            225
Siam Cement PCL (The)
NVDR (Thailand) (NON)                            25,700        446,957             --             --             --             --
Sappi, Ltd. (South Africa)                       57,954        667,448             --             --             --             --
Shin-Etsu Chemical Co. (Japan)                   13,500        446,968             --             --          5,700        188,720
Silgan Holdings, Inc. (NON)                       4,540        129,118         10,520        299,189             --             --
Smurfit-Stone Container Corp. (NON)              86,246      1,084,112        152,500      1,916,925         16,840        211,679
Solvay SA (Belgium)                               5,710        337,677             --             --             --             --
Sonoco Products Co.                              40,000        852,400         77,800      1,657,918         11,560        246,344
Steel Technologies, Inc.                             --             --             --             --         22,128        375,291
Stora Enso OYJ (Finland) (NON)                   11,100        107,486             --             --             --             --
Svenska Cellulosa AB SCA
Class B (Sweden)                                 34,250      1,060,440             --             --             --             --
Syngenta AG (Switzerland) (NON)                   1,923        104,976             --             --             --             --
Temple Inland, Inc.                                  --             --            900         34,767             --             --
Umicore (Belgium)                                 4,750        165,445             --             --             --             --
Uni-Charm Corp. (Japan)                           1,800         70,095             --             --             --             --
UPM-Kymmene OYJ (Finland)                            --             --             --             --         16,341        448,874
Weyerhaeuser Co.                                 11,550        505,544         23,400      1,024,218          2,590        113,364
Worthington Industries, Inc.                     34,330        641,971         79,550      1,487,585             --             --
                                                         -------------                --------------                 -------------
                                                            57,676,678                    61,634,531                     9,008,916

Capital Goods                                                      3.0%                          2.6%                          0.9%
----------------------------------------------------------------------------------------------------------------------------------

Aaon, Inc. (NON)                                  3,980         67,342         10,720        181,382          2,058         34,821
AAR Corp.                                        28,980        137,655         67,160        319,010             --             --
ABB, Ltd. (Switzerland) (NON)                   315,975      1,044,811        423,434      1,400,138         82,680        273,392
Abengoa SA (Spain)                               26,861        122,090             --             --             --             --
Acuity Brands, Inc.                              23,700        290,562         63,800        782,188             --             --
Alfa Laval AB (Sweden) (NON)                     47,300        392,912             --             --             --             --
Allied Research Corp. (NON)                          --             --             --             --              6            123
Alstom (France) (NON)                             5,287         19,956             --             --             --             --
Applied Industrial
Technologies, Inc.                               11,570        196,112         26,740        453,243             --             --
Atlas Copco AB Class B (Sweden)                  15,846        245,310             --             --             --             --
Aviall, Inc. (NON)                               29,200        297,548         67,600        688,844             --             --
BAE Systems PLC (United Kingdom)                136,162        411,100        199,021        600,884         30,449         91,932
Ball Corp.                                       13,500        680,265         26,600      1,340,374          3,300        166,287
BE Aerospace, Inc. (NON)                         18,160         86,442         48,880        232,669             --             --
Bharat Heavy
Electricals, Ltd. (India)                       104,000        343,760             --             --             --             --
Boeing Co. (The)                                 20,300        692,839         39,800      1,358,374          5,480        187,032
Bouygues SA (France)                             53,857      1,383,619        108,687      2,792,234         14,586        374,723
Briggs & Stratton                                 9,700        364,138         26,000        976,040             --             --
Butler Manufacturing Co.                             --             --             --             --          7,272        157,075
Canon, Inc. (Japan)                              88,000      2,877,424        141,000      4,610,417         18,000        588,564
Centex Construction
Products, Inc.                                       --             --             --             --          7,491        267,429
CIRCOR International, Inc.                           --             --             --             --          2,898         38,833
Consorcio ARA SA (Mexico) (NON)                 191,584        271,952             --             --             --             --
CTB International Corp. (NON)                        --             --             --             --          8,755        111,968
Daelim Industrial Co. (South Korea)              12,140        141,404             --             --             --             --
Dover Corp.                                      16,200        411,156         32,100        814,698          4,380        111,164
Eaton Corp.                                       2,900        184,846          6,100        388,814            600         38,244
Electrocomponents PLC (United Kingdom)           78,100        309,487             --             --             --             --
EMCOR Group, Inc. (NON)                           7,200        357,840         16,600        825,020             --             --
Emerson Electric Co.                             17,700        777,738         35,300      1,551,082          4,880        214,427
Engineered Support
Systems, Inc.                                    10,870        620,025         29,250      1,668,420             --             --
Ennis Business Forms                             20,260        264,393         54,570        712,139         10,484        136,816
Enodis PLC (United Kingdom) (NON)             1,056,420        830,610             --             --             --             --
Fluor Corp.                                       3,200         78,208          7,400        180,856          5,655        138,208
Franklin Electric Co., Inc.                          --             --             --             --          6,372        272,403
Fuji Machine
Manufacturing Co., Ltd. (Japan)                  22,100        206,983             --             --             --             --
Gardner Denver, Inc. (NON)                       13,750        216,013         31,860        500,521             --             --
Global Imaging Systems, Inc. (NON)               12,200        230,336         33,100        624,928             --             --
Goodrich Corp.                                    1,000         18,880          2,300         43,424             --             --
Griffon Corp. (NON)                              35,320        376,158         81,840        871,596          7,927         84,423
Headwaters, Inc. (NON)                           17,100        236,322         46,200        638,484             --             --
HON INDUSTRIES, Inc.                              6,920        176,114         16,030        407,964         16,568        421,656
Hyundai Heavy Industries
(South Korea) (NON)                              46,780        617,281             --             --             --             --
Hyundai Mobis (South Korea)                      12,600        246,314             --             --             --             --
IJM Corp. Berhad (Malaysia)                     242,000        321,605             --             --             --             --
Ingersoll-Rand Co. Class A (Bermuda)             29,600      1,019,424         59,100      2,035,404          7,820        269,321
Intermet Corp.                                   81,860        393,747        186,980        899,374             --             --
Kaman Corp.                                      17,430        213,518         40,400        494,900             --             --
Kidde PLC (United Kingdom)                      796,116        788,692             --             --             --             --
Kimball International, Inc. Class B                  --             --             --             --            830         11,471
Kurita Water Industries, Ltd. (Japan)            16,000        143,937             --             --             --             --
Labor Ready, Inc. (NON)                          42,900        271,128         99,400        628,208          8,805         55,648
Lincoln Electric
Holdings, Inc.                                   18,740        414,735         42,990        951,412             --             --
Lockheed Martin Corp.                            39,750      2,570,633         79,200      5,121,864          9,740        629,886
MAN AG (Germany) (NON)                           51,315        674,368             --             --             --             --
Metso OYJ (Finland)                              37,700        327,812             --             --             --             --
Michael Baker Corp. (NON)                            --             --             --             --         11,500        118,450
MSC Industrial Direct Co., Inc. Class A (NON)     3,000         31,860          7,200         76,464             --             --
NACCO Industries, Inc. Class A                    3,050        121,390          7,080        281,784             --             --
New England Business Service, Inc.                8,450        178,718         22,770        481,585         17,251        364,859
Northrop Grumman Corp.                           12,541      1,555,586         24,535      3,043,321          3,482        431,907
Parker-Hannifin Corp.                            23,000        878,830         45,600      1,742,376          6,380        243,780
Pentair, Inc.                                     1,500         55,755          3,800        141,246             --             --
Precision Castparts Corp.                         2,000         43,360          4,800        104,064            972         21,073
Raytheon Co.                                      5,500        161,150         13,000        380,900             --             --
Republic Services, Inc. (NON)                    67,150      1,262,420        132,200      2,485,360         19,570        367,916
Reynolds and Reynolds
Co. (The) Class A                                    --             --             --             --          2,410         54,080
Road Builder Holdings
Berhad (Malaysia)                               161,000        226,671             --             --             --             --
Rockwell Collins, Inc.                           18,900        414,666         39,400        864,436          3,700         81,178
Saipem SpA (Italy)                               69,230        371,445             --             --             --             --
Sandvik AB (Sweden)                              36,494        858,265         77,072      1,812,578             --             --
Scansource, Inc. (NON)                            2,330        135,257          6,280        364,554             --             --
Schindler Holding AG (Switzerland)                2,741        483,881             --             --             --             --
Schneider Electric SA (France)                    3,557        157,738             --             --             --             --
Sealed Air Corp. (NON)                              900         15,201          2,100         35,469             --             --
Shaw Group, Inc. (NON)                           12,430        176,506         33,490        475,558         18,065        256,523
Siemens AG (Germany)                              6,100        204,631             --             --             --             --
SKF AB Class B (Sweden)                          13,162        297,474             --             --             --             --
Standard Register Co. (The)                      39,240        941,760         93,390      2,241,360          4,590        110,160
Steelcase, Inc.                                   1,500         15,705          3,400         35,598             --             --
Stericycle, Inc. (NON)                           16,710        566,803         44,990      1,526,061             --             --
Sulzer AG (Switzerland) (NON)                     4,300        554,726             --             --             --             --
Taylor Woodrow PLC (United Kingdom)             187,200        526,926             --             --             --             --
Tecumseh Products Co.
Class A                                           6,020        252,599         13,950        585,342          3,467        145,475
Tennant Co.                                       4,360        141,046         10,100        326,735             --             --
Tetra Technologies, Inc. (NON)                    6,880        138,632         18,480        372,372             --             --
ThyssenKrupp AG (Germany)                        48,900        519,419             --             --             --             --
Tomkins PLC (United Kingdom)                    180,323        628,081             --             --             --             --
Toro Co. (The)                                       --             --             --             --          3,207        180,394
VA Technologie AG (Australia)                     3,124         49,544             --             --             --             --
Valmont Industries, Inc.                             --             --             --             --         14,734        344,039
Vinci SA (France)                                10,356        627,268             --             --             --             --
Wallace Computer Services, Inc.                  33,830        597,100         78,400      1,383,760         26,365        465,342
Waste Management, Inc.                           34,550        805,706         70,833      1,651,826          8,070        188,192
Wolseley PLC (United Kingdom)                    41,817        332,403             --             --             --             --
Woodward Governor Co.                                --             --             --             --            594         28,154
World Fuel Services Corp.                        13,280        256,304         30,530        589,229              8            154
YTL Corp. Berhad (Malaysia)                     119,880        109,154             --             --             --             --
Zodiac SA (France)                               17,130        333,107             --             --             --             --
                                                         -------------                --------------                 -------------
                                                            38,392,631                    56,096,883                     8,077,522

Communication Services                                             3.8%                          2.5%                          0.6%
----------------------------------------------------------------------------------------------------------------------------------

Advanced Info Service
Public Company, Ltd. (Thailand) (NON)           393,000        309,019             --             --             --             --
ALLTEL Corp.                                      1,500         60,195          3,700        148,481             --             --
America Movil SA de CV
ADR Ser. L (Mexico)                             111,900      1,351,752             --             --             --             --
AT&T Corp.                                       56,600        679,766        120,900      1,452,009          8,400        100,884
AT&T Wireless Services, Inc. (NON)               41,650        171,598         81,200        334,544         12,050         49,646
BellSouth Corp.                                  77,750      1,427,490        157,300      2,888,028         18,730        343,883
Boston Communications Group (NON)                11,550        119,196         31,100        320,952             --             --
Brasil Telecom
Paricipacoes SA ADR (Brazil)                     12,400        275,404             --             --             --             --
BT Group PLC (United Kingdom) (NON)             206,106        533,147             --             --             --             --
Cable & Wireless PLC (United Kingdom)            11,248         20,429             --             --             --             --
Call-Net Enterprises, Inc.
Class B (Canada) (NON)                            4,670          1,354             --             --          1,252            363
Celcaribe SA (Colombia) (NON)                    28,943            289             --             --          2,316             23
CenturyTel, Inc.                                  1,800         40,374          4,100         91,963             --             --
China Mobile, Ltd. (Hong Kong) (NON)            639,000      1,474,729             --             --             --             --
Citizens Communications Co. (NON)                25,850        175,263         50,550        342,729         10,120         68,614
Comcast Corp. Class A (NON)                      45,200        942,872         91,300      1,904,518         10,960        228,626
Commonwealth Telephone
Enterprises, Inc. (NON)                           9,900        344,223         26,660        926,968          6,677        232,159
Compania Anonima
Nacional Telefonos de
Venezuela ADR (Venezuela)                        17,400        183,570             --             --             --             --
Compania
Telecommunicaciones de
Chile SA ADR (Chile)                             27,100        236,854             --             --             --             --
Covad Communications
Group, Inc. 144A (NON)                            7,625         11,209             --             --          5,190          7,629
Deutsche Telekom AG (Germany)                    18,180        153,589             --             --             --             --
Deutsche Telekom AG ADR (Germany)                 7,700         63,679             --             --             --             --
Earthlink, Inc. (NON)                                --             --             --             --         13,126         70,093
Equant NV (Netherlands) (NON)                    51,350        131,921             --             --             --             --
France Telecom SA (France)                        8,027         55,044             --             --             --             --
General Communication, Inc. Class A (NON)        32,040        120,470         86,260        324,338             --             --
Japan Telecom Co., Ltd. (Japan)                     232        577,522             --             --             --             --
Johnnies Industrial
Corp. (South Africa) (NON)                       52,992        153,885             --             --             --             --
Korea Telecom Freetel (NON)                       8,911        219,926             --             --             --             --
KT Corp. (South Korea)                            7,440        332,094          8,010        357,537             --             --
KT Corp. ADR (South Korea)                      148,400      3,291,512        196,251      4,352,847             --             --
Lexent, Inc. (NON)                                   --             --             --             --         16,537         23,152
Maxis Communications
Berhad (Malaysia) (NON)                          34,000         48,763             --             --             --             --
Maxis Communications
Berhad 144A (Malaysia) (NON)                     85,100        122,051             --             --             --             --
mmO2 PLC (United Kingdom) (NON)                  59,987         37,732             --             --             --             --
Nextel Communications, Inc. Class A (NON)        35,200        265,760         67,800        511,890          9,600         72,480
Nippon Telegraph and
Telephone Corp. (NTT) (Japan)                       575      1,913,202             --             --             --             --
North Pittsburgh
Systems, Inc.                                        --             --             --             --         10,762        143,457
NTT DoCoMo, Inc. (Japan)                          2,087      3,566,349          3,828      6,541,439            443        757,016
NTT DoCoMo, Inc. 144A (Japan)                       144        246,073            335        572,461             --             --
OpticNet, Inc. (NON)                              4,850             --          7,600              1             --             --
Orange SA (France) (NON)                         13,459         60,909             --             --             --             --
Panafon Hellenic Telecom SA (Greece)            159,400        715,064             --             --             --             --
PanAmSat Corp. (NON)                              2,000         34,700          4,800         83,280             --             --
Portugal Telecom SGPS SA (Portugal)             256,254      1,152,081        147,342        662,428         71,811        322,852
PT Telekomunikasi (Indonesia)                   224,000         92,814             --             --             --             --
PT Telekomunikasi 144A (Indonesia)            1,010,800        418,824             --             --             --             --
Qwest Communications
International, Inc. (NON)                        83,600        190,608        205,834        469,302         24,310         55,427
Rural Cellular Corp. Class A (NON)                   --             --             --             --        106,711         91,771
SBC Communications, Inc.                        142,750      2,869,275        289,900      5,826,990         33,430        671,943
Singapore
Telecommunications (Singapore)                   48,000         37,281             --             --             --             --
SK Telecom Co., Ltd. (South Korea)                8,710      1,681,412          5,640      1,088,768             --             --
SK Telecom Co., Ltd. ADR (South Korea)           46,900        995,687         60,800      1,290,784             --             --
Somera Communications, Inc. (NON)                36,320         74,456         97,750        200,387             --             --
Sprint Corp. (FON Group)                         51,150        466,488        118,100      1,077,072         12,140        110,717
Swisscom AG (Switzerland)                         6,965      1,936,561             --             --             --             --
Taiwan Cellular Corp. (Taiwan)                  289,075        266,711             --             --             --             --
Talk America Holdings, Inc. (NON)                    --             --             --             --         22,120         51,318
TDC A/S (Denmark)                                20,120        436,443             --             --         11,421        247,744
Tele Celular Sul
Participacoes SA ADR (Brazil)                    17,013        112,286             --             --             --             --
Tele Norte Leste
Participacoes SA ADR (Brazil)                    39,100        207,230             --             --             --             --
Telecom Corp. of New
Zealand, Ltd. (New Zealand)                     520,783      1,201,440             --             --             --             --
Telecom Corp. of New
Zealand, Ltd. 144A (New Zealand)                143,600        331,716        134,300        310,233         16,800         38,757
Telecom Italia Mobile
SpA (Italy)                                     257,450      1,002,282        372,500      1,450,185             --             --
Telecom Italia SpA (Italy)                       86,750        618,024             --             --             --             --
Telecom Italia SpA-RNC (Italy)                   66,900        332,503        173,505        862,345             --             --
Telefonica SA (Spain) (NON)                      51,431        383,175             --             --             --             --
Telefonos de Mexico SA
de CV (Telmex) ADR
Class L (Mexico)                                128,618      3,620,597         84,900      2,389,935             --             --
Telekom Austria AG (Austria) (NON)                5,768         44,455             --             --             --             --
Telemar Norte Leste SA
-- Pfd. (Brazil)                                  4,300         43,000             --             --             --             --
Verizon Communications, Inc.                    111,986      3,072,896        227,174      6,233,655         26,600        729,904
Vodafone Group PLC (United Kingdom)           5,430,029      6,959,057      6,834,975      8,759,619        872,659      1,118,389
Vodafone
Telecel-Comunicacoes
Pessoais SA (Portugal)                           85,546        600,149             --             --             --             --
                                                         -------------                --------------                 -------------
                                                            49,616,429                    51,775,688                     5,536,847

Conglomerates                                                      1.3%                          1.2%                          0.3%
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc. Class B (NON)              465      1,146,225            880      2,169,200            120        295,800
Brambles Industries, Ltd. (Australia)            89,190        312,547        185,268        649,232             --             --
Brambles Industries PLC
(United Kingdom)                                435,981      1,419,151        331,869      1,080,258        108,727        353,915
China Merchants Holdings
International Co., Ltd. (Hong Kong)             305,000        215,081             --             --             --             --
China Resources
Enterprise, Ltd. (China)                        213,000        197,996             --             --             --             --
Citic Pacific, Ltd. (Hong Kong)                 189,000        403,473             --             --             --             --
Cookson Group PLC
(United Kingdom) (NON)                          823,076        262,093             --             --             --             --
Cooper Industries, Ltd. Class A                   6,200        188,170         12,100        367,235          1,790         54,327
General Electric Co.                            313,270      7,722,106        625,200     15,411,180         71,420      1,760,503
Groupe Bruxelles Lambert SA (Belgium)               961         35,599             --             --             --             --
Honeywell International, Inc.                    34,000        736,440         69,500      1,505,370          7,970        172,630
Hutchison Whampoa, Ltd.
(Hong Kong)                                      37,100        215,006             --             --             --             --
Investor AB Class B (Sweden)                    179,495        877,191        404,263      1,975,631         54,408        265,892
Mitsui Fudoscan Co., Ltd. (Japan) (NON)          48,000        251,988             --             --             --             --
Peninsular and Oriental
Steam Navigation Co.
(United Kingdom)                                 20,669         55,172             --             --             --             --
Sime Darby Berhad (Malaysia)                    233,000        297,995             --             --             --             --
Smiths Group PLC (United Kingdom)                24,710        249,070             --             --             --             --
Textron, Inc.                                     2,500         85,250          5,900        201,190             --             --
Tyco International, Ltd. (Bermuda)               55,740        785,934        109,545      1,544,585         14,740        207,834
Vedior NV (Netherlands)                           6,249         36,430             --             --             --             --
Vivendi Universal SA (France)                    27,492        308,321             --             --             --             --
Vivendi Universal SA ADR (France)                 1,923         21,903             --             --             --             --
Walter Industries, Inc.                          27,410        336,595         63,510        779,903             --             --
Wesfarmers, Ltd. (Australia)                      5,768         84,768             --             --             --             --
                                                         -------------                --------------                 -------------
                                                            16,244,504                    25,683,784                     3,110,901

Consumer Cyclicals                                                10.3%                          8.5%                          2.6%
----------------------------------------------------------------------------------------------------------------------------------
Aaron Rents, Inc.                                 2,330         53,590          6,280        144,440             --             --
Accor SA (France)                                36,840      1,075,667         44,261      1,292,348          8,776        256,245
Action Performance
Companies, Inc.                                  40,892      1,050,924        104,676      2,690,173         11,334        291,284
Actrade Financial
Technologies, Ltd. (NON)                             --             --             --             --         76,840        113,723
Adecco SA (Switzerland)                           7,331        248,133             --             --          4,090        138,435
Adidas-Salomon AG
(Germany)                                           900         59,582             --             --             --             --
Advance Auto Parts, Inc. (NON)                    9,400        495,756         17,800        938,772          2,700        142,398
Aegis Group PLC (United
Kingdom)                                        783,398        840,767             --             --             --             --
Aisin Seiki Co., Ltd.
(Japan)                                          82,000      1,048,242             --             --             --             --
Amadeus Global Travel
Distribution SA Class A
(Spain)                                         190,325        797,375             --             --             --             --
American National
Financial, Inc.                                      --             --             --             --         17,218        217,136
American Standard
Companies, Inc. (NON)                             4,800        305,376          9,200        585,304          1,400         89,068
American Woodmark Corp.                          13,200        669,768         35,532      1,802,894             --             --
Ameristar Casinos, Inc. (NON)                    35,830        679,337         96,460      1,828,882             --             --
Angelica Corp.                                       --             --             --             --          1,757         37,758
APAC Customer Services, Inc. (NON)                   --             --             --             --         43,910        127,778
Apogee Enterprises, Inc.                         30,700        335,858         71,000        776,740             --             --
Applica, Inc. (NON)                              35,810        189,793         82,980        439,794         14,705         77,937
ArvinMeritor, Inc.                                   --             --             --             --            999         18,681
Asahi Glass Co., Ltd.
(Japan)                                          86,000        528,492             --             --             --             --
Asatsu-DK, Inc. (Japan)                           1,000         18,773             --             --             --             --
Assa Abloy AB Class B
(Sweden)                                          4,300         41,750             --             --             --             --
Autoliv, Inc. Swedish
Depositary Receipts
(SDR) (Sweden)                                   27,907        587,072             --             --             --             --
Autostrade SpA (Italy) (NON)                    220,892      1,698,089             --             --             --             --
AutoZone, Inc. (NON)                              2,500        197,150          5,800        457,388             --             --
Aztar Corp. (NON)                                15,540        205,283         35,470        468,559             --             --
Bandag, Inc.                                         --             --             --             --         10,996        335,378
Banta Corp.                                       3,280        116,440          7,600        269,800          9,420        334,410
Barnes & Noble, Inc. (NON)                           --             --             --             --              6            127
Barratt Developements
PLC (United Kingdom) (NON)                       21,864        145,948             --             --             --             --
Bayerische Motoren Werke
(BMW) AG (Germany)                               79,884      2,561,388         75,553      2,422,520          8,212        263,308
Bec World Public
Company, Ltd.
(Thailand)                                       65,200        301,573             --             --             --             --
Big C Supercenter PCL
(Thailand) (NON)                                227,400         95,714             --             --             --             --
Big Lots, Inc. (NON)                             32,100        508,143         64,200      1,016,286          7,300        115,559
Black & Decker
Manufacturing Co.                                16,100        675,073         30,800      1,291,444          4,500        188,685
Blair Corp.                                          --             --             --             --          5,567        113,845
Blockbuster, Inc. Class A                         2,000         49,600          4,700        116,560             --             --
Bombay Co., Inc. (The) (NON)                     95,160        256,932        220,520        595,404         34,900         94,230
Borders Group, Inc. (NON)                            --             --             --             --             18            284
Bowne & Co.                                      20,580        205,800         47,690        476,900             --             --
Boyd Gaming Corp. (NON)                          23,720        442,852         54,970      1,026,290             --             --
BPB PLC (United Kingdom)                         76,811        323,101             --             --             --             --
Brown Shoe Co., Inc.                             28,490        509,971         66,010      1,181,579          3,814         68,271
Buhrmann NV
(Netherlands)                                   122,159        611,976             --             --             --             --
Burlington Coat Factory
Warehouse Corp.                                  23,360        420,480         54,140        974,520             --             --
Cache, Inc. (NON)                                    --             --             --             --          1,357         18,048
California First
National Bancorp                                     --             --             --             --            689          9,308
Capital Radio PLC
(United Kingdom)                                 77,027        593,512             --             --             --             --
Carlton Communications
PLC (United Kingdom)                             80,203        137,470        191,139        327,617         29,826         51,123
Castorama Dubois
Investissement SA
(France)                                          2,884        190,359             --             --             --             --
CCC Information Services
Group (NON)                                          --             --             --             --          3,835         50,123
Cendant Corp. (NON)                              37,400        402,424         73,100        786,556         11,040        118,790
Central Garden & Pet Co. (NON)                   11,770        201,385         27,280        466,761             --             --
Cheil Communications,
Inc. (South Korea)                                2,125        178,281             --             --             --             --
Cheil Industries, Inc.
(South Korea) (NON)                              15,900        171,601             --             --             --             --
Chico's FAS, Inc. (NON)                           2,370         37,754          6,400        101,952             --             --
Choice Hotels
International, Inc. (NON)                        16,040        370,684         37,170        858,999             --             --
Cie Financier Richemont
AG (Switzerland)                                 45,416        673,778         96,951      1,438,335         12,126        179,898
Circuit City
Stores-Circuit City Group                         1,600         24,240          3,800         57,570             --             --
CJ39 Shopping (South
Korea)                                            2,809        128,587             --             --             --             --
Clear Channel
Communications, Inc. (NON)                        2,600         90,350          6,100        211,975             --             --
Collins & Aikman Corp. (NON)                     41,560        149,200         96,310        345,753             --             --
Comfort Systems USA,
Inc. (NON)                                           --             --             --             --         25,385         77,170
Cooper Tire & Rubber                                 --             --             --             --         11,414        184,222
Cordiant Communications
Group (United Kingdom) (NON)                    937,809        567,761             --             --             --             --
Cox Radio, Inc. Class A (NON)                     9,000        235,440         18,000        470,880          2,600         68,016
CPI Corp.                                            --             --             --             --          1,464         20,130
CSK Auto Corp. (NON)                             17,700        220,896         41,020        511,930             --             --
CSR, Ltd. (Australia)                           285,301        883,523             --             --             --             --
Culp, Inc. (NON)                                 30,000        255,000         69,600        591,600         12,640        107,440
Dai Nippon Printing Co.,
Ltd. (Japan) (NON)                               35,000        379,272             --             --             --             --
DaimlerChrysler AG
(Germany)                                        19,775        662,395             --             --             --             --
Davis Service Group PLC
(United Kingdom)                                 34,100        167,838             --             --             --             --
Delphi Automotive
Systems Corp.                                    22,600        193,230         44,700        382,185          6,620         56,601
Deluxe Corp.                                      1,900         85,614          4,400        198,264          8,620        388,417
Denso Corp. (Japan)                              46,600        758,418             --             --             --             --
Dentsu, Inc. (Japan) (NON)                           80        304,962             --             --             --             --
Denway Motors, Ltd.
(Hong Kong)                                     506,000        158,948             --             --             --             --
Department 56, Inc. (NON)                        16,040        167,618         37,170        388,427          5,071         52,992
Dillards, Inc. Class A                            4,000         80,720          9,400        189,692             --             --
Dixons Group PLC (United
Kingdom) (NON)                                  538,272      1,460,096        547,334      1,484,678        196,780        533,778
Dura Automotive Systems, Inc. (NON)              15,950        195,388         36,960        452,760              5             61
Electro Rent Corp. (NON)                          8,490         82,183         19,680        190,502             --             --
Electrolux AB Class B
(Sweden)                                         50,500        762,716             --             --             --             --
EMI Group PLC (United
Kingdom)                                         25,187         67,331             --             --             --             --
Eniro AB (Sweden)                               143,878        667,431             --             --             --             --
Expedia, Inc. Class A (NON)                       1,900         96,235          4,400        222,860             --             --
Family Dollar Stores, Inc.                          500         13,440          1,000         26,880             --             --
Far Eastern Textile,
Ltd. (Taiwan)                                    31,491          8,392             --             --             --             --
Federated Department
Stores, Inc. (NON)                               15,600        459,264         31,700        933,248          3,290         96,858
Finish Line Class A (NON)                        48,570        438,101        112,550      1,015,201             --             --
Finlay Enterprises, Inc. (NON)                       --             --             --             --          6,604         99,630
First Technology Co.,
Ltd. (South Korea)                               34,000        140,880             --             --             --             --
Fitzgeralds Gaming Corp.                          1,770             18             --             --            630              6
Fleetwood Enterprises, Inc. (NON)                96,560        650,814        223,750      1,508,075             --             --
Ford Motor Co.                                   15,235        149,303         35,146        344,434             --             --
Four Seasons Hotels,
Inc. (Canada)                                    12,600        403,704             --             --             --             --
Fox Entertainment Group,
Inc. Class A (NON)                               24,800        546,344         49,000      1,079,470          6,100        134,383
Fred's, Inc. Class A                             14,860        443,690         40,000      1,194,320             --             --
Fuji Heavy Industries
(Japan)                                         214,000        750,723             --             --             --             --
Fuji Television Network,
Inc. (Japan)                                         89        391,185            152        668,091             --             --
Furgo NV-CVA
(Netherlands)                                     7,700        314,226             --             --             --             --
GameStop Corp. (NON)                              2,500         51,125          5,800        118,610             --             --
Gannett Co., Inc.                                 3,000        216,540          7,200        519,696             --             --
Genlyte Group, Inc. (The) (NON)                      --             --             --             --         13,623        482,935
Genting Berhad
(Malaysia)                                       97,000        331,842             --             --             --             --
Genuine Parts Co.                                 2,600         79,664          6,200        189,968             --             --
Giordano International,
Ltd. (Hong Kong) (NON)                          354,000        138,434             --             --             --             --
Goody's Family Clothing, Inc. (NON)              38,600        182,192         89,440        422,157         25,180        118,850
Granada PLC (United
Kingdom)                                        461,083        487,598             --             --             --             --
Greek Organization of
Football Prognostics SA
(Greece) (NON)                                   45,600        436,155             --             --             --             --
Greek Organization of
Football Prognostics SA
144A (Greece)                                    21,600        206,600             --             --             --             --
Group 1 Automotive, Inc. (NON)                   11,750        262,613         31,640        707,154             --             --
Group 4 Falck A/S
(Denmark)                                         3,100         75,084             --             --             --             --
Group 4 Falck A/S 144A
(Denmark)                                         2,692         65,202             --             --             --             --
Grupo Televisa SA de CV
ADR (Mexico) (NON)                               17,990        458,565             --             --             --             --
GTECH Holdings Corp. (NON)                       89,690      2,226,106        216,460      5,372,537         19,883        493,496
Gucci Group NV ADR
(Netherlands)                                    13,475      1,137,425         33,410      2,820,138          3,226        272,307
GUS PLC (United Kingdom)                         51,088        435,420             --             --             --             --
Gymboree Corp. (The) (NON)                       41,720        680,453        105,430      1,719,563             --             --
H&R Block, Inc.                                  18,700        785,587         37,600      1,579,576          4,100        172,241
Hagemeyer NV
(Netherlands)                                   116,165        879,235             --             --             --             --
Handleman Co. (NON)                                  --             --             --             --         22,608        206,863
Hanson PLC (United
Kingdom)                                         10,450         51,927             --             --             --             --
Harley-Davidson, Inc.                            13,738        638,130         26,800      1,244,860          3,350        155,608
Harrah's Entertainment, Inc. (NON)               19,500        940,095         37,400      1,803,054          5,200        250,692
Havas Advertising SA
(France)                                        263,442        885,044        147,703        496,214         19,272         64,745
Hays PLC (United Kingdom)                       286,362        515,598             --             --             --             --
Hennes & Mauritz AB
Class B (Sweden)                                 34,374        597,035             --             --             --             --
Hilton Group PLC (United
Kingdom)                                        174,644        439,404        332,712        837,103         81,025        203,859
Hilton Hotels Corp.                               7,100         80,798         14,000        159,320          2,090         23,784
Hollywood Entertainment Corp. (NON)                  --             --             --             --          6,465         93,872
Home Depot, Inc. (The)                           61,300      1,599,930        122,100      3,186,810         14,300        373,230
Honda Motor Co., Ltd.
(Japan)                                          37,000      1,498,603         63,300      2,563,827          7,900        319,972
Host Marriott Corp. (NON)                         2,000         18,560          4,700         43,616             --             --
Hughes Supply, Inc.                              15,550        453,127         36,030      1,049,914             --             --
Hunter Douglas NV
(Netherlands)                                    20,198        538,856             --             --             --             --
Hyundai Motor Co., Ltd.
(South Korea)                                    25,920        589,043             --             --             --             --
Informa Group PLC
(United Kingdom)                                 89,399        222,116             --             --             --             --
Information Resources, Inc. (NON)                    --             --             --             --          1,225          4,545
International Game
Technology (NON)                                  1,500        103,710          3,000        207,420             --             --
Isle of Capri Casinos, Inc. (NON)                12,260        204,497         28,420        474,046          3,630         60,548
ISS A/S (Denmark) (NON)                          11,700        352,668             --             --             --             --
Ito-Yokado Co., Ltd.
(Japan) (NON)                                     2,000         78,541             --             --             --             --
J. Jill Group, Inc. (NON)                        16,310        284,120         43,890        764,564             --             --
JC Penney Company, Inc.
(Holding Company)                                66,950      1,065,844        133,100      2,118,952         17,630        280,670
Jo-Ann Stores, Inc.
Class A (NON)                                     8,130        227,965         18,850        528,554          1,132         31,741
John H. Harland Co.                                  --             --             --             --             21            570
Johnson Controls, Inc.                            3,000        230,460          7,100        545,422             --             --
Johnson Outdoors, Inc.
Class A (NON)                                    18,500        194,435         42,900        450,879         11,675        122,704
Jones Apparel Group, Inc. (NON)                  31,300        960,910         61,900      1,900,330          7,500        230,250
Kadokawa Shoten
Publishing Co., Ltd.
(Japan)                                           3,200         53,763             --             --             --             --
KB Home                                             500         24,420          1,200         58,608             --             --
Kellwood Co.                                     25,020        571,957         57,990      1,325,651          9,287        212,301
Kenneth Cole
Productions, Inc. Class A (NON)                  33,320        676,396         85,790      1,741,537             --             --
Kesko OYJ Class B
(Finland)                                        14,600        152,197             --             --             --             --
Kingfisher Leisure PLC
(United Kingdom)                                 14,540         47,100             --             --             --             --
Knight-Ridder, Inc.                               6,800        383,588         13,600        767,176          1,790        100,974
Kohl's Corp. (NON)                               13,718        834,192         26,400      1,605,384          3,700        224,997
Kojima Co., Ltd. (Japan)                          5,300         41,365             --             --             --             --
Koninklijke Vendex KRB
NV (Netherlands)                                 40,141        327,222             --             --             --             --
Land and Houses Public
Company, Ltd.
(Thailand)                                      170,000        247,687             --             --             --             --
Lawson, Inc. (Japan) (NON)                       12,500        378,943             --             --             --             --
Lear Corp. (NON)                                  3,600        149,940          8,400        349,860             --             --
Lee Enterprises, Inc.                             1,100         36,146          2,600         85,436             --             --
Lennar Corp.                                     19,200      1,070,976         37,100      2,069,438          5,000        278,900
Lennox International, Inc.                       40,980        542,165         94,960      1,256,321             --             --
Liberty Media Corp.
Class A (South Korea) (NON)                     203,650      1,462,207        416,300      2,989,034         52,800        379,104
Limited, Inc. (The)                              58,850        843,909        121,150      1,737,291         12,280        176,095
Liz Claiborne, Inc.                               4,500        112,275         10,600        264,470          6,619        165,144
Lowe's Companies, Inc.                           53,509      2,215,273        105,200      4,355,280         13,460        557,244
M/I Schottenstein Homes, Inc.                        --             --             --             --            101          3,182
Magna International,
Inc. Class A (Canada)                             5,300        298,814             --             --             --             --
Mandalay Resort Group (NON)                       6,100        204,655         11,500        385,825         10,904        365,829
Marks & Spencer PLC
(United Kingdom)                                 16,265         82,101             --             --             --             --
Marriott International,
Inc. Class A                                     14,500        420,355         29,200        846,508          3,490        101,175
MasTec, Inc. (NON)                                   --             --             --             --             75            242
Matsushita Electric
Industrial Co. (Japan)                           79,800        828,027             --             --             --             --
Mattel, Inc.                                     10,800        194,508         24,600        443,046             --             --
Maytag Corp.                                      7,300        169,214         14,100        326,838          1,900         44,042
McClatchy Co. (The)
Class A                                           1,200         73,140          2,700        164,565             --             --
McGraw-Hill Companies,
Inc. (The)                                        2,000        122,440          4,700        287,734             --             --
Mediaset SpA (Italy)                            179,430      1,090,363        209,900      1,275,523             --             --
Meitec Corp. (Japan)                             27,800        652,062             --             --             --             --
Meritage Corp. (NON)                             13,950        494,528         37,550      1,331,148             --             --
Metro AG (Germany)                               10,697        186,027         15,515        269,815          8,426        146,533
MGM Mirage, Inc. (NON)                            1,000         37,300          2,400         89,520             --             --
Michaels Stores, Inc. (NON)                       5,500        251,350         10,500        479,850          1,600         73,120
Michelin Corp. Class B
(France)                                         14,107        396,150             --             --             --             --
Morrison Knudsen Corp. (NON)                    570,000         22,800             --             --        275,000         11,000
Mothers Work, Inc. (NON)                          3,010        114,470          8,130        309,184             --             --
Movie Gallery, Inc. (NON)                        24,710        370,897         61,880        928,819          7,485        112,350
Multimedia Games, Inc. (NON)                     15,870        312,496         42,730        841,396         10,261        202,049
Nautica Enterprises, Inc. (NON)                      --             --             --             --         19,185        199,524
NBTY, Inc. (NON)                                 33,990        441,190         91,550      1,188,319             --             --
News Corp., Ltd. (The)
(Australia)                                      13,948         66,610             --             --             --             --
News Corp., Ltd. (The)
ADR (Australia)                                  86,220      1,659,735        183,201      3,526,619         25,641        493,589
Next PLC (United
Kingdom)                                         86,268      1,260,248             --             --             --             --
Nintendo Co., Ltd.
(Japan)                                           6,100        710,631         12,700      1,479,510          3,000        349,491
Nippon Television
Network Corp. (Japan)                             2,360        401,735          3,140        534,512            480         81,709
Nissan Motor Co., Ltd.
(Japan) (NON)                                   175,000      1,299,704             --             --             --             --
Nu Skin Enterprises,
Inc. Class A                                     53,100        647,820        132,270      1,613,694             --             --
NVR, Inc. (NON)                                   3,340      1,001,432          7,980      2,392,643            300         89,949
Office Depot, Inc. (NON)                        134,950      1,665,283        269,100      3,320,694         32,850        405,369
OfficeMax, Inc. (NON)                            57,780        235,742        132,340        539,947             --             --
Omnicom Group, Inc.                               2,000        111,360          5,000        278,400             --             --
Orient-Express Hotels,
Ltd. Class A (Bermuda) (NON)                     88,119      1,204,587             --             --             --             --
OshKosh B'Gosh, Inc.
Class A                                              --             --             --             --          1,704         58,549
P&O Princess Cruises PLC
(United Kingdom)                                 20,669        144,959             --             --             --             --
Party City Corp. (NON)                            3,340         45,925          9,060        124,575             --             --
Penn National Gaming, Inc. (NON)                 14,380        271,494         38,700        730,656             --             --
Pep Boys (The)-Manny,
Moe, & Jack                                      12,000        147,000         27,800        340,550             --             --
Perusahaan Otomobil
Nasional (Malaysia)                              55,000        112,171             --             --             --             --
PETsMART, Inc. (NON)                             60,930      1,085,163        152,810      2,721,546          1,600         28,496
Peugeot SA (France)                              26,079        964,006         19,826        732,865          5,493        203,048
Phillips-Van Heusen Corp.                        24,700        311,220         56,400        710,640             --             --
Pier 1 Imports, Inc.                             25,100        478,657         48,800        930,616         12,075        230,270
Pinnacle Entertainment, Inc. (NON)               31,100        227,030         71,100        519,030             --             --
Pittston Brink's Group                              800         17,920          1,900         42,560             --             --
Polaris Industries, Inc.                          4,200        260,400          8,400        520,800          6,763        419,306
Polo Ralph Lauren Corp. (NON)                     2,900         60,262          6,800        141,304             --             --
Porsche AG -- Pfd.
(Germany)                                         2,299        954,090             --             --             --             --
Pre-Paid Legal Services, Inc. (NON)                  --             --             --             --         16,303        324,104
President Chain Store
Corp. (Taiwan)                                  127,419        200,804             --             --             --             --
Prosegur, Companies de
Securidad SA (Spain) (NON)                       15,164        157,327             --             --             --             --
ProSiebenSat.1 Media AG
(Germany)                                         4,326         27,784             --             --             --             --
PT Astra International,
Inc. (Indonesia) (NON)                          629,000        187,161             --             --             --             --
Publicis Group SA
(France)                                         51,533        972,567             --             --             --             --
Quebecor World, Inc.
(Canada)                                         61,080      1,436,497             --             --             --             --
R. R. Donnelley & Sons Co.                          700         16,457          1,600         37,616             --             --
Racing Champions Corp. (NON)                     13,010        212,583         35,010        572,063          4,680         76,471
RadioShack Corp.                                  2,000         40,120          4,800         96,288             --             --
Reebok International, Ltd. (NON)                  7,400        185,370         17,500        438,375          9,718        243,436
Reed Elsevier NV
(Netherlands)                                    17,584        210,061         41,866        500,137         23,373        279,217
Reed International PLC
(United Kingdom)                                 71,411        613,686        170,639      1,466,423             --             --
Rent-A-Center, Inc. (NON)                        25,080      1,302,906         66,390      3,448,961          7,701        400,067
Rent-Way, Inc. (NON)                             17,700         53,100         41,020        123,060             --             --
Rentokil Initial PLC
(United Kingdom)                                117,300        384,126             --             --             --             --
Resorts World Berhad
(Malaysia)                                      137,000        324,474             --             --             --             --
Right Management
Consultants (NON)                                48,990      1,207,114        131,960      3,251,494         12,755        314,283
Ross Stores, Inc.                                23,200        826,848         45,200      1,610,928          6,150        219,186
Ryland Group, Inc.                                3,970        147,565          9,230        343,079             --             --
Sabre Holdings Corp. (NON)                        1,389         26,877          3,305         63,952             --             --
Safety Components
International, Inc. (NON)                         6,366         43,925             --             --          1,873         12,924
Saks, Inc. (NON)                                  3,700         38,961          8,600         90,558             --             --
Schibsted ASA (Norway)                            8,200         78,586             --             --             --             --
Scientific Games Corp.
Class A (NON)                                    15,250        102,190         41,070        275,210             --             --
SECOM Company, Ltd.
(Japan)                                           2,000         80,020             --             --             --             --
Securicor Group PLC
(United Kingdom)                                 77,387        122,908             --             --             --             --
Securitas AB Class B
(Sweden)                                          3,800         47,144             --             --         15,311        189,953
SEGA Corp. (Japan) (NON)                         25,200        470,999             --             --             --             --
Semen Gresik Persero TBK
(PT) (Indonesia)                                 72,000         67,675             --             --             --             --
ServiceMaster Co. (The)                          20,700        224,595         44,000        477,400          3,690         40,037
Sharper Image Corp. (NON)                        17,840        341,101         44,680        854,282             --             --
Sherwin Williams Co.                              3,400         80,512          7,900        187,072             --             --
Shimano, Inc. (Japan)                            13,200        197,913             --             --             --             --
Shinsegae Co., Ltd.
(South Korea)                                     3,140        473,161             --             --             --             --
ShopKo Stores, Inc. (NON)                        38,400        501,504         89,000      1,162,340         15,184        198,303
Shuffle Master, Inc. (NON)                           --             --             --             --             22            409
Signet Group PLC (United
Kingdom)                                        183,300        237,797             --             --             --             --
Singapore Press
Holdings, Ltd.
(Singapore)                                      45,300        484,410         92,000        983,791         13,000        139,014
Sitel Corp. (NON)                                    --             --             --             --         21,258         37,202
Societe Television
Francaise I (France)                             54,364      1,154,380         58,486      1,241,907          4,814        102,222
Sodexho Alliance SA
(France)                                          1,634         31,758             --             --             --             --
Sol Melia, SA (Spain)                           115,600        459,182             --             --             --             --
Sonic Automotive, Inc. (NON)                      4,370         77,349         11,720        207,444             --             --
Sony Corp. (Japan)                               84,600      3,551,643         60,700      2,548,283         10,000        419,816
Spartan Motors, Inc.                              7,570         85,541         20,370        230,181             --             --
Sports Authority, Inc. (NON)                         --             --             --             --         22,607        134,964
Stage Stores, Inc. (NON)                             --             --             --             --            542         11,756
Staples, Inc. (NON)                              11,900        152,201         27,600        353,004             --             --
Startek, Inc. (NON)                               4,660        102,567         12,570        276,666             --             --
Steinway Musical
Instruments (NON)                                    --             --             --             --          9,440        144,904
Strattech Security Corp. (NON)                       --             --             --             --          1,498         76,428
Stride Rite Corp.                                    --             --             --             --         13,070        103,384
Sturm Ruger & Co., Inc.                           5,200         63,440         14,000        170,800             --             --
Sumitomo Rubber
Industries (Japan)                               15,000         66,053             --             --             --             --
Swatch Group AG (The)
(Switzerland)                                    16,211        243,803         29,799        448,159          3,737         56,202
Swatch Group AG (The)
Class B (Switzerland)                            11,329        846,137         14,301      1,068,108          1,805        134,811
Talbots, Inc. (The)                               3,000         84,000          5,700        159,600            900         25,200
Tanjong PLC (Malaysia)                          131,000        317,158             --             --             --             --
Target Corp.                                      3,700        109,224          8,600        253,872             --             --
Tata Engineering &
Locomotive (India) (NON)                         89,484        245,294             --             --             --             --
TeleTech Holdings, Inc. (NON)                    14,380         89,875         38,700        241,875             --             --
Tenaga Nasional Berhad
(Malaysia)                                      102,000        214,737             --             --             --             --
Tenneco Automotive, Inc. (NON)                       --             --             --             --         31,985        134,657
Thor Industries, Inc.                            12,040        418,510         27,900        969,804             --             --
TJX Companies, Inc. (The)                        81,700      1,388,900        161,800      2,750,600         20,010        340,170
Tokyo Style Co., Ltd.
(Japan)                                          12,000         97,305             --             --             --             --
Toppan Printing Co.,
Ltd. (Japan) (NON)                              106,000        936,165         48,000        423,924             --             --
Tostem Inax Holding
Corp. (Japan)                                     6,240         90,996             --             --             --             --
Tower Automotive, Inc. (NON)                     35,400        237,180         82,125        550,238             --             --
Toyota Motor Corp.
(Japan) (NON)                                   229,700      5,906,679        366,000      9,411,600         47,500      1,221,451
Trex Co., Inc. (NON)                              3,590         98,151          9,650        263,831             --             --
Trinity Mirror PLC
(United Kingdom)                                220,604      1,243,636             --             --             --             --
Tuesday Morning Corp. (NON)                       4,090         74,479         11,000        200,310          9,093        165,584
U.S. Industries, Inc. (NON)                      49,290        115,832        114,220        268,417             --             --
USA Interactive (NON)                            40,300        781,014         82,100      1,591,098          9,260        179,459
USG Corp. (NON)                                  20,260         81,040         56,960        227,840          6,039         24,156
V. F. Corp.                                       3,900        140,322          9,100        327,418             --             --
Valassis Communications, Inc. (NON)               7,000        245,490         13,100        459,417          1,990         69,789
Value City Department
Stores, Inc. (NON)                                   --             --             --             --         38,596         71,403
Ventiv Health, Inc. (NON)                            --             --             --             --         68,068         69,974
Viacom, Inc. Class B (NON)                       63,440      2,572,492        127,861      5,184,764         13,597        551,358
Viad Corp.                                        3,100         63,333          7,400        151,182         17,301        353,459
VNU NV (Netherlands)                                965         22,417             --             --             --             --
Volkswagon AG (Germany)                           7,200        261,807             --             --             --             --
Volvo AB Class B (Sweden)                         4,100         59,491             --             --             --             --
VS Holdings, Inc. (NON)                          63,050         63,050             --             --         15,358         15,358
Wal-Mart Stores, Inc.                            90,000      4,431,600        178,800      8,804,112         21,950      1,080,818
Walt Disney Co. (The)                            89,950      1,361,843        181,600      2,749,424         21,220        321,271
Washington Group
International, Inc. (NON)                         1,111         14,699             --             --            536          7,091
Westwood One, Inc. (NON)                         11,000        393,250         20,900        747,175          3,200        114,400
Whirlpool Corp.                                   2,332        106,946          5,438        249,387             --             --
Williams-Sonoma, Inc. (NON)                      28,500        673,455         55,200      1,304,376          8,500        200,855
Winnebago Industries, Inc.                           --             --             --             --              1             40
Wolters Kluwer NV
(Netherlands)                                     5,383         97,337             --             --             --             --
WPP Group PLC (United
Kingdom) (NON)                                  192,207      1,289,077        396,456      2,658,916         60,151        403,415
Yahoo Japan Corp.
(Japan) (NON)                                        36        446,599             --             --             --             --
Zale Corp. (NON)                                     --             --             --             --          4,077        122,962
                                                         -------------                --------------                 -------------
                                                           132,785,805                   180,521,394                    24,080,560

Consumer Finance                                                   0.4%                          0.3%                          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Acom Co., Ltd. (Japan)                           32,200      1,359,744         19,900        840,338          5,400        228,032
Acom Co., Ltd. 144A
(Japan)                                           4,591        193,869         10,202        430,811            780         32,938
Aiful Corp. (Japan)                              16,750        967,405             --             --             --             --
AmeriCredit Corp. (NON)                              --             --             --             --              3             24
Countrywide Credit
Industries, Inc.                                  3,400        160,310          7,800        367,770             --             --
Credit Acceptance Corp. (NON)                        --             --             --             --             14            115
CVB Financial Corp.                               2,100         46,074          5,700        125,058             --             --
Household International, Inc.                    21,000        594,510         43,000      1,217,330          4,780        135,322
MBNA Corp.                                       49,500        909,810        104,800      1,926,224          8,880        163,214
Mississippi Valley
Bancshares, Inc.                                  1,850         92,167          4,990        248,602             --             --
Promise Co., Ltd.
(Japan)                                           9,300        358,339             --             --             --             --
Provident Financial PLC
(United Kingdom)                                 54,400        508,987             --             --             --             --
Takefuji Corp. (Japan)                            4,230        239,093             --             --             --             --
World Acceptance Corp. (NON)                         --             --             --             --         10,840         85,853
WSFS Financial Corp.                              6,560        183,680         17,620        493,360         18,535        518,980
                                                         -------------                --------------                 -------------
                                                             5,613,988                     5,649,493                     1,164,478

Consumer Staples                                                   7.0%                          6.1%                          1.8%
----------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc. (NON)                             12,230        104,811         32,940        282,296             --             --
Albertsons, Inc.                                  2,200         53,152          5,200        125,632             --             --
Allied Domecq PLC
(United Kingdom)                                  6,249         39,404             --             --             --             --
Altadis SA (Spain)                               65,500      1,462,684         70,294      1,569,740         14,810        330,723
AMC Entertainment, Inc. (NON)                    14,090        104,266         32,810        242,794             --             --
American Greetings Corp.
Class A (NON)                                    40,170        646,737         93,080      1,498,588             --             --
Anadolu Efes Biracilik
Ve Malt Sanayii AS
(Turkey) (NON)                                9,932,900        158,854             --             --             --             --
Anheuser-Busch
Companies, Inc.                                  32,596      1,649,358         64,500      3,263,700          8,050        407,330
AOL Time Warner, Inc. (NON)                      82,400        964,080        168,750      1,974,375         16,300        190,710
Applebee's
International, Inc.                                  --             --             --             --              2             44
Arbitron, Inc. (NON)                                 --             --             --             --            281          9,582
Archer Daniels Midland Co.                        7,308         91,423         17,001        212,683             --             --
Arden Group, Inc. (NON)                              --             --             --             --            734         40,744
Aurora Foods, Inc. (NON)                          8,234          5,352             --             --            354            230
Avon Products, Inc.                               1,300         59,930          2,900        133,690             --             --
BAT Industries PLC
(United Kingdom)                                187,460      1,913,128        207,617      2,118,840             --             --
Beiersdorf AG (Germany)                           1,100        107,061             --             --             --             --
Blyth Industries, Inc.                               --             --             --             --         13,660        381,114
Boston Beer Co., Inc.
Class A (NON)                                     4,660         64,774         12,570        174,723             --             --
British American Tobacco
Malaysia Berhad
(Malaysia)                                       12,600        116,882             --             --             --             --
Buca, Inc. (NON)                                 33,410        267,280         89,910        719,280             --             --
Cadbury Schweppes PLC
(United Kingdom)                                145,700        973,731        313,641      2,096,102             --             --
California Pizza
Kitchen, Inc. (NON)                               6,120        140,821         16,480        379,205             --             --
Carrefour Supermarche SA
(France)                                          8,383        336,300             --             --             --             --
CBRL Group, Inc.                                 20,980        478,764         48,620      1,109,508             --             --
CDI Corp. (NON)                                  30,200        789,730         69,900      1,827,885             --             --
Chattem, Inc. (NON)                               7,750        316,433         18,590        759,030             --             --
Checkers Drive-In
Restaurant (NON)                                  4,860         38,880         13,120        104,960          7,879         63,032
Cheil Jedang Corp.
(South Korea)                                     3,760        153,132             --             --             --             --
Chicago Pizza & Brewery, Inc. (NON)              37,380        257,548        100,670        693,616             --             --
Chiquita Brands
International, Inc. (NON)                        10,500        162,225         28,300        437,235         14,920        230,514
Coca-Cola Co. (The)                              33,700      1,616,252         68,200      3,270,872          7,000        335,720
Coca-Cola Enterprises, Inc.                      56,300      1,195,812        114,200      2,425,608         12,380        262,951
Coca-Cola Femsa SA de CV
ADR (Mexico)                                     15,300        290,853             --             --             --             --
Colgate-Palmolive Co.                            42,300      2,282,085         82,800      4,467,060         10,990        592,911
Companhia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR (Brazil)                           13,150        155,696             --             --             --             --
Companhia de Bebidas das
Americas (AmBev) ADR
(Brazil)                                         93,506      1,002,384         70,944        760,520             --             --
Compass Group PLC
(United Kingdom)                                168,826        703,519        251,583      1,048,378         24,852        103,561
ConAgra, Inc.                                     1,400         34,790          3,200         79,520             --             --
CSM NV (Netherlands)                             59,691      1,286,369             --             --             --             --
Danisco A/S (Denmark)                             8,150        284,165             --             --             --             --
Darden Restaurants, Inc.                          9,450        229,068         22,700        550,248             --             --
DEL Laboratories, Inc. (NON)                      3,010         54,421          8,130        146,990             --             --
Del Monte Foods Co. (NON)                            --             --             --             --         32,994        269,561
Deutsche Post AG
(Germany)                                        52,590        433,901        121,938      1,006,066         15,838        130,674
Deutsche Post AG 144A
(Germany)                                        14,232        117,423         23,676        195,342             --             --
Diageo PLC (United
Kingdom)                                        240,551      2,984,522        220,377      2,734,223         31,472        390,474
Dial Corp. (The)                                 66,013      1,416,639        163,806      3,515,277         24,970        535,856
DIMON, Inc.                                          --             --             --             --              8             50
Dole Food Co.                                    14,240        413,387         32,560        945,217             --             --
Echostar Communications
Corp. Class A (NON)                              24,200        418,660         49,300        852,890          4,900         84,770
eFunds Corp. (NON)                                   --             --             --             --          3,755         35,226
Elizabeth Arden, Inc. (NON)                      17,490        209,705         43,560        522,284             --             --
Energizer Holdings, Inc. (NON)                   14,900        452,960         29,700        902,880         18,129        551,122
Fomento Economico
Mexicano SA de CV
(Mexico)                                         23,553         79,669             --             --             --             --
Fomento Economico
Mexicano SA de CV ADR
(Mexico)                                         29,800      1,007,240         33,800      1,142,440             --             --
Fortune Brands, Inc.                             32,950      1,558,206         65,500      3,097,495          8,760        414,260
Freemarkets, Inc. (NON)                           6,610         32,786         17,780         88,189             --             --
Fuji Photo Film
Companies, Ltd. (Japan)                          44,000      1,312,192         78,000      2,326,158         10,000        298,225
General Mills, Inc.                               1,000         44,420          2,400        106,608             --             --
Gillette Co. (The)                                3,500        103,600          8,400        248,640             --             --
Great Atlantic & Pacific
Tea Co. (NON)                                    18,510        155,114         42,900        359,502             --             --
Green Mountain Coffee, Inc. (NON)                3,500         45,115          9,430        121,553             --             --
Greencore Group PLC
(Ireland) (NON)                                  24,995         66,189             --             --             --             --
Groupe Danone (France)                            4,807        579,475             --             --             --             --
H.J. Heinz Co.                                   18,100        603,997         34,700      1,157,939          5,280        176,194
Heineken NV
(Netherlands)                                    12,832        503,495             --             --             --             --
Helen of Troy, Ltd. (NON)                            --             --             --             --         21,904        249,706
Hershey Foods Corp.                               2,400        148,920          5,900        366,095             --             --
Hindustan Lever, Ltd.
(India)                                         120,759        431,657             --             --             --             --
Hotels.com Class A (NON)                          9,250        467,865         20,810      1,052,570          1,500         75,870
International Flavors &
Fragrances, Inc.                                  3,000         95,550          7,100        226,135             --             --
International Multifoods Corp. (NON)              9,300        182,280         21,550        422,380             --             --
Interstate Bakeries Corp.                        40,660      1,080,336         93,200      2,476,324             --             --
IOI Corporation Berhad
(Malaysia)                                      224,000        338,947             --             --             --             --
ITC, Ltd. (India)                                21,600        290,616             --             --             --             --
ITT Educational
Services, Inc. (NON)                                 --             --             --             --         23,200        435,464
J&J Snack Foods Corp. (NON)                          --             --             --             --          2,301         84,792
Japan Tobacco, Inc.
(Japan)                                             107        675,123             31        195,596             --             --
KAO Corp. (Japan)                               106,000      2,338,235        123,000      2,713,235         13,000        286,765
Kellogg Co.                                       1,000         33,250          2,300         76,475             --             --
Kforce, Inc. (NON)                               28,220         87,764         65,390        203,363             --             --
Kimberly-Clark Corp.                             28,700      1,625,568         58,000      3,285,120          6,870        389,117
Kirin Brewery Co., Ltd.
(Japan)                                          12,000         70,983             --             --             --             --
Koninklijke Ahold NV
(Netherlands)                                     9,700        114,919             --             --             --             --
Korea Tobacco & Ginseng
Corp. (South Korea)                              36,200        513,057             --             --             --             --
Korea Tobacco & Ginseng
Corp. 144A GDR (South
Korea)                                           58,500        411,255         34,000        239,020             --             --
Kraft Foods, Inc. Class A                        47,850      1,744,611         93,593      3,412,401         12,590        459,031
Kroger Co. (NON)                                105,450      1,486,845        206,400      2,910,240         28,380        400,158
La Rinascente SpA
(Italy)                                           3,050          9,764             --             --             --             --
Lancaster Colony Corp.                               --             --             --             --          8,334        351,028
Laurus NV (Netherlands) (NON)                   364,862        328,073             --             --             --             --
LG Household & Health
Care, Ltd. (South
Korea)                                           21,910        713,855             --             --             --             --
Loblaw Companies, Ltd.
(Canada)                                         15,450        548,251             --             --             --             --
Lone Star Steakhouse &
Saloon, Inc.                                     41,000        860,590         93,800      1,968,862             --             --
Longs Drug Stores, Inc.                          27,590        637,053         62,780      1,449,590             --             --
Lotte Chilsung Beverage
Co. (South Korea) (NON)                             300        175,939             --             --             --             --
McDonald's Corp.                                 47,050        830,903         90,300      1,594,698         13,750        242,825
MemberWorks, Inc. (NON)                          13,980        243,532         37,610        655,166             --             --
Molson, Inc. Class A
(Canada)                                         34,075        666,031             --             --             --             --
Nash Finch Co.                                   21,250        289,000         49,250        669,800             --             --
Nestle SA (Switzerland)                          35,799      7,826,778         44,794      9,793,365          5,597      1,223,679
Nippon Meat Packers,
Inc. (Japan)                                     75,000        600,764             --             --             --             --
Nissin Food Products
Co., Ltd. (Japan)                                44,500        899,359             --             --             --             --
Nutreco Holding NV
(Netherlands)                                    38,573        533,596             --             --             --             --
Orkla ASA (Norway)                                4,807         76,890             --             --             --             --
PAN Fish ASA (Norway) (NON)                     124,000         40,840             --             --             --             --
Papa John's
International, Inc. (NON)                        15,730        458,215         42,370      1,234,238         15,525        452,243
Parmalat Finanziaria SpA
(Italy)                                         662,794      1,814,092             --             --             --             --
Pepsi Bottling Group,
Inc. (The)                                       65,380      1,529,892        127,400      2,981,160         17,930        419,562
PepsiCo, Inc.                                    46,680      1,724,826         94,790      3,502,491          9,400        347,330
Performance Food Group Co. (NON)                 14,560        494,458         39,230      1,332,251             --             --
Philip Morris Companies,
Inc.                                            135,349      5,251,541        273,225     10,601,130         32,440      1,258,672
Procter & Gamble Co.                             18,300      1,635,654         38,700      3,459,006          2,600        232,388
PT Hanjaya Mandala
Sampoerna Tbk
(Indonesia)                                     562,500        211,172             --             --             --             --
QRS Corp. (NON)                                      --             --             --             --          2,027         13,439
Quorum Broadcast
Holdings, Inc. Class E (RES)                        114         78,046             --             --             56         38,404
R.J. Reynolds Tobacco
Holdings, Inc.                                    1,500         60,480          3,500        141,120             --             --
Ralcorp Holdings, Inc. (NON)                         --             --             --             --         15,306        325,559
Reckitt Benckiser PLC
(United Kingdom)                                 88,452      1,669,089         81,307      1,534,263         13,174        248,593
Register.com (NON)                               36,270        109,898         90,570        274,427             --             --
Rite Aid Corp. (NON)                             46,100         96,810         97,800        205,380          8,370         17,577
Royal Caribbean Cruises, Ltd.                    66,850      1,064,252         52,000        827,840          7,700        122,584
Ruddick Corp.                                    14,740        223,901         34,150        518,739             --             --
SABMiller PLC (United
Kingdom)                                        298,779      2,048,459        278,450      1,909,081         29,698        203,612
SABMiller PLC 144A
(United Kingdom)                                 41,137        282,039         85,656        587,266             --             --
Sanderson Farms, Inc.                            11,770        188,320         27,280        436,480          9,135        146,160
Sara Lee Corp.                                    8,100        148,149         19,000        347,510             --             --
Schweitzer-Mauduit
International, Inc.                               6,410        136,854         17,230        367,861             30            641
Shiseido Co., Ltd.
(Japan)                                          21,000        250,682             --             --             --             --
Six Continents PLC
(United Kingdom)                                 92,179        859,562             --             --             --             --
SmartForce PLC ADR (NON)                         33,806        111,560         91,017        300,356             --             --
Sonic Corp. (NON)                                 5,300        122,430         14,260        329,406             --             --
Starbucks Corp. (NON)                            24,400        503,616         46,300        955,632          7,150        147,576
Steak n Shake Co. (The) (NON)                        --             --             --             --         11,878        130,658
Supervalu, Inc.                                   5,200         83,980         12,100        195,415             --             --
Swedish Match AB
(Sweden)                                          6,000         45,310             --             --             --             --
SYSCO Corp.                                       5,200        147,628         12,400        352,036             --             --
Tate & Lyle PLC (United
Kingdom)                                        112,925        657,026             --             --             --             --
Tesco PLC (United
Kingdom) (NON)                                  687,244      2,223,522      1,074,596      3,476,768        191,706        620,249
Tsingtao Brewing Co.,
Ltd. (China)                                    492,000        220,786             --             --             --             --
Tyson Foods, Inc. Class A                         6,804         79,131         16,664        193,802             --             --
Unilever Indonesia Tbk
(Indonesia)                                      96,000        201,290             --             --             --             --
Unilever NV
(Netherlands)                                     1,882        111,390             --             --             --             --
Unilever PLC (United
Kingdom)                                        123,873      1,123,940             --             --             --             --
University of Phoenix
Online (NON)                                      3,100         99,665          7,400        237,910             --             --
Vector Group, Ltd.                               14,595        183,751         39,270        494,409             --             --
Volt Information
Sciences, Inc. (NON)                                 --             --             --             --         13,760        208,464
Wal-Mart de Mexico SA de
CV Ser. C (Mexico)                              187,002        391,225             --             --             --             --
Wal-Mart de Mexico SA de
CV Ser. V (Mexico)                              133,500        323,015             --             --             --             --
Walgreen Co.                                     20,900        642,884         41,100      1,264,236          5,150        158,414
Weiss Markets, Inc.                               4,130        138,272          9,580        320,738             --             --
Whole Foods Market, Inc. (NON)                    1,000         42,840          2,400        102,816             --             --
Wild Oats Markets, Inc. (NON)                    20,790        188,773         55,930        507,844             --             --
William Morrison
Supermarkets PLC
(United Kingdom)                                 47,329        159,269             --             --             --             --
Winn Dixie Stores, Inc.                              --             --             --             --         26,110        342,563
Woolworths, Ltd.
(Australia)                                      13,939         93,149             --             --             --             --
Yankee Candle Company,
Inc. (The) (NON)                                 15,300        262,701         41,200        707,404         12,479        214,264
Yum! Brands, Inc. (NON)                          58,900      1,632,119        116,600      3,230,986         14,840        411,216
                                                         -------------                --------------                 -------------
                                                            90,675,511                   128,436,217                    16,094,181

Energy                                                             4.8%                          3.5%                          1.1%
----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                1,100         74,668          2,500        169,700             --             --
Ashland, Inc.                                     1,000         26,790          2,200         58,938             --             --
Berry Petroleum Co.
Class A                                              --             --             --             --         12,190        207,108
BJ Services Co. (NON)                             3,000         78,000          7,200        187,200             --             --
BP PLC (United Kingdom)                         766,664      5,123,711             --             --         29,314        195,909
BP PLC ADR (United
Kingdom)                                         29,750      1,187,025         58,400      2,330,160          8,670        345,933
Burlington Resources, Inc.                       16,900        648,284         35,500      1,361,780          3,290        126,204
Cairn Energy PLC (United
Kingdom) (NON)                                  109,900        512,405             --             --             --             --
Canadian Natural
Resources, Ltd.
(Canada)                                         26,275        834,140             --             --             --             --
Chesapeake Energy Corp.                              --             --             --             --         70,757        466,996
Chevron Texaco Corp.                              6,841        473,739         16,121      1,116,379             --             --
China Petroleum &
Chemical Corp. (China)                        1,640,000        262,841             --             --             --             --
CNOOC, Ltd. (Hong Kong)                         309,500        430,556             --             --             --             --
ConocoPhillips                                   47,218      2,183,360         95,990      4,438,578         11,619        537,263
Denbury Resources, Inc.
(Canada) (NON)                                       --             --             --             --         17,492        177,894
EnCana Corp. (Canada)                            13,600        411,602             --             --             --             --
ENI SpA (Italy) (NON)                           101,317      1,379,534             --             --         28,867        393,054
ENSCO International, Inc.                         1,100         27,544          2,500         62,600             --             --
Exco Resources, Inc. (NON)                        4,630         76,025         10,720        176,022             --             --
Exxon Mobil Corp.                               215,400      6,871,260        443,200     14,138,080         47,520      1,515,888
Frontier Oil Corp.                               39,580        490,792        100,810      1,250,044             --             --
Global Power Equipment
Group, Inc. (NON)                                33,180        155,946         89,330        419,851             --             --
GlobalSantaFe Corp.                               1,700         37,995          3,900         87,165             --             --
Grey Wolf, Inc. (NON)                                --             --             --             --        124,840        449,424
GulfMark Offshore, Inc. (NON)                    13,940        241,162         32,470        561,731             --             --
Halliburton Co.                                   8,400        108,444         19,700        254,327             --             --
Hindustan Petroleum
Corp., Ltd. (India)                              57,900        201,631             --             --             --             --
Holly Corp.                                      18,690        317,356         43,310        735,404             --             --
Houston Exploration Co. (NON)                    22,440        699,006         57,030      1,776,485          7,804        243,095
Hydril Co. (NON)                                  9,200        228,896         21,000        522,480             --             --
Key Energy Services, Inc. (NON)                      --             --             --             --         15,548        122,518
KEY Production Company, Inc. (NON)               26,310        426,222         70,870      1,148,094             --             --
Lufkin Industries, Inc.                              --             --             --             --          2,337         57,490
Lukoil ADR (Russia)                              16,000        968,000             --             --             --             --
Magnum Hunter Resources, Inc. (NON)              26,130        137,183         70,350        369,338             --             --
Marathon Oil Corp.                               27,000        612,360         55,400      1,256,472          5,880        133,358
MOL Magyar Olaj- es
Gazipari Rt (Hungary)                            13,670        293,056             --             --             --             --
Nabors Industries, Ltd.
(Barbados) (NON)                                    600         19,650          1,400         45,850             --             --
NATCO Group, Inc. (NON)                          10,970         82,604         29,580        222,737             --             --
Newfield Exploration Co. (NON)                       --             --             --             --            255          8,565
Nexen, Inc. (Canada)                             27,350        654,607             --             --             --             --
Nippon Mitsubishi Oil
Corp. (Japan)                                    14,000         60,269             --             --             --             --
Noble Corp. (NON)                                17,100        530,100         32,300      1,001,300          5,000        155,000
Norsk Hydro ASA (Norway)                         39,718      1,495,778             --             --             --             --
Nuevo Energy Co. (NON)                           17,610        191,949         40,810        444,829             --             --
OAO Gazprom ADR (Russia)                         18,000        199,800             --             --             --             --
Oceaneering
International, Inc. (NON)                            --             --             --             --          7,545        192,020
Oil States
International, Inc. (NON)                            --             --             --             --         28,686        286,860
Patina Oil & Gas Corp.                           17,835        508,298         44,595      1,270,958          9,090        259,065
Peabody Energy Corp.                             12,500        318,750         24,300        619,650          3,790         96,645
Petro-Canada (Canada)                            19,800        581,266             --             --             --             --
PetroChina Co., Ltd.
(Hong Kong)                                   2,406,000        487,407             --             --             --             --
Petroleo Brasileiro SA
ADR [represents common
shares] (Brazil)                                116,326      1,248,178        129,882      1,393,634             --             --
Petroleo Brasileiro SA
ADR [represents
preference shares]
(Brazil)                                         62,250        594,488             --             --             --             --
Petroquest Energy, Inc. (NON)                        --             --             --             --          2,781         12,292
Plains Resources, Inc. (NON)                     16,030        413,253         43,140      1,112,149             --             --
PTT Exploration &
Production Public Co.,
Ltd. (Thailand)                                 131,400        367,701             --             --             --             --
Quicksilver Resources, Inc. (NON)                 2,370         42,660          6,420        115,560             --             --
Range Resources Corp. (NON)                      64,030        299,660        148,370        694,372         63,062        295,130
Repsol YPF, SA (Spain)                            8,652        102,503             --             --             --             --
Royal Dutch Petroleum
Co. (Netherlands) (NON)                          52,517      2,119,790             --             --             --             --
Royal Dutch Petroleum
Co. ADR (Netherlands)                            20,300        815,451         39,300      1,578,681          5,580        224,149
Sasol, Ltd. (South Africa)                       74,200        837,629             --             --             --             --
Schlumberger, Ltd.                                6,800        261,528         13,100        503,826          1,990         76,535
Shell Transport &
Trading Co. PLC (United
Kingdom) (NON)                                1,037,044      6,180,549      1,404,336      8,369,527        153,980        917,686
Smedvig ASA Class A
(Norway)                                          4,800         21,252             --             --             --             --
Statoil ASA (Norway)                            219,877      1,676,887             --             --             --             --
Stone Energy Corp. (NON)                         15,000        487,500         37,430      1,216,475             --             --
Suncor Energy, Inc.
(Canada)                                         38,700        666,392         89,466      1,540,553             --             --
Surgutneftegaz ADR
(Russia)                                         58,100        958,650             --             --             --             --
Talisman Energy, Inc.
(Canada)                                         16,050        643,619             --             --             --             --
TotalFinaElf SA Class B
(France)                                         59,228      7,795,288        100,961     13,287,974         10,393      1,367,874
TotalFinaElf SA ADR
(France)                                         26,400      1,738,440         37,800      2,489,130          5,480        360,858
Unit Corp. (NON)                                     --             --             --             --            650         12,447
Unocal Corp.                                     40,200      1,261,878         80,600      2,530,034          9,860        309,505
USEC, Inc.                                       67,100        420,046        153,500        960,910             --             --
Vintage Petroleum, Inc.                          17,500        189,000         47,000        507,600             --             --
Westport Resources Corp. (NON)                   23,070        422,181         55,800      1,021,140             --             --
YUKOS (Russia)                                  201,200      1,820,860             --             --             --             --
YUKOS ADR (Russia)                                1,700        227,800             --             --             --             --
                                                         -------------                --------------                 -------------
                                                            62,263,194                    73,347,717                     9,546,765

Financial                                                          2.2%                          2.5%                          0.7%
----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                              2,700         84,186          6,300        196,434             --             --
Annaly Mortgage Mgmt., Inc.                      36,540        674,163         84,840      1,565,298             --             --
Anthracite Capital, Inc.                         63,350        715,855        144,247      1,629,991         21,392        241,730
Archstone-Smith
Operating Trust (R)                              32,500        776,100         63,500      1,516,380          9,660        230,681
Bank One Corp.                                   10,400        388,960         24,100        901,340             --             --
Capital One Financial Corp.                      13,900        485,388         29,400      1,026,648          2,000         69,840
CIT Group, Inc. (NON)                            27,900        501,642         54,500        979,910          8,170        146,897
Citigroup, Inc.                                 219,648      6,512,563        449,733     13,334,583         50,390      1,494,064
Contifinancial Corp.
Liquidating Trust Units                       1,878,703         65,755             --             --        500,683         17,524
Delta Funding Residual
Exchange Co., LLC (NON)                             507         98,612             --             --             12          2,334
Delta Funding Residual
Management, Inc. (NON)                              507              5             --             --             12             --
Deutsche Boerse AG
(Germany)                                        15,776        515,972             --             --             --             --
Dexia -- London Stock
Exchange (Belgium)                                5,383         47,870             --             --             --             --
Dexia -- Virt-x Exchange
(Belgium)                                        25,611        230,793             --             --             --             --
Fannie Mae                                       60,000      3,572,400        119,300      7,103,122         14,620        870,475
FirstRand, Ltd. (South
Africa)                                         507,200        315,202             --             --             --             --
Freddie Mac                                      53,550      2,993,445        107,150      5,989,685         12,920        722,228
Gjensidige NOR ASA
(Norway) (NON)                                    7,883        241,010             --             --             --             --
Golden West Financial Corp.                         500         31,090          1,200         74,616             --             --
Haci Omer Sabanci
Holdings (Turkey) (NON)                      51,670,265        116,937             --             --             --             --
Interum Justitia 144A                             4,900         21,197             --             --             --             --
JPMorgan Chase & Co.                             57,400      1,090,026        118,310      2,246,707         12,560        238,514
LNR Property Corp.                               19,100        636,985         44,250      1,475,738             --             --
London Stock Exchange
PLC (United Kingdom) (NON)                      149,600        804,541             --             --             --             --
MGIC Investment Corp.                             3,100        126,573          7,200        293,976             --             --
Mitsubishi Tokyo Finance
Group, Inc. (Japan)                                  33        243,732             --             --             --             --
Moody's Corp.                                    10,600        514,100         20,200        979,700          3,100        150,350
Morgan Stanley Dean
Witter & Co.                                     41,200      1,395,856         84,100      2,849,308          9,270        314,068
Nasdaq-100 Index
Tracking Stock                                       --             --             --             --          8,101        168,096
New Century Financial Corp.                      64,070      1,499,238        164,560      3,850,704          5,726        133,988
New Century Financial
Corp. (Private)                                   5,500        128,700         12,700        297,180             --             --
Orix Corp. (Japan)                               21,500      1,266,472         18,800      1,107,427          6,900        406,449
Orix Corp. 144A (Japan)                             400         23,562            900         53,015             --             --
Peapack Gladstone
Financial Corp.                                     780         50,700          2,070        134,550             --             --
PMI Group, Inc. (The)                            20,600        560,526         41,000      1,115,610          5,680        154,553
S&P 500 Index Depositary
Receipts (SPDR Trust
Series 1)                                            --             --             --             --          8,400        687,036
Sampo OYJ Class A
(Finland)                                         6,200         40,739             --             --             --             --
Shinhan Financial Group
Co., Ltd. (South Korea)                          34,280        386,722             --             --             --             --
Singapore Exchange, Ltd.
144A (Singapore)                                141,316         91,464             --             --             --             --
SLM Corp.                                         1,000         93,140          2,300        214,222             --             --
Sovereign Bancorp, Inc.                           4,100         52,890          9,500        122,550             --             --
Washington Mutual, Inc.                          45,400      1,428,738         91,100      2,866,917         11,350        357,185
                                                         -------------                --------------                 -------------
                                                            28,823,849                    51,925,611                     6,406,012

Health Care                                                        7.8%                          8.1%                          2.3%
----------------------------------------------------------------------------------------------------------------------------------
aaiPharma, Inc. (NON)                            15,730        188,618         42,370        508,059             --             --
Abbott Laboratories                              56,400      2,278,560        115,200      4,654,080         12,130        490,052
Actelion, Ltd.
(Switzerland) (NON)                               6,300        219,653             --             --             --             --
Albany Molecular
Research, Inc. (NON)                              5,540         94,346         14,960        254,769          4,179         71,168
Allergan, Inc.                                    5,100        277,440         10,800        587,520            800         43,520
Alliance Unichem PLC
(United Kingdom)                                 32,600        259,906             --             --             --             --
America's Car Mart, Inc. (NON)                       --             --             --             --          3,452         41,493
American Medical
Security Group, Inc. (NON)                       14,920        210,969         34,570        488,820             --             --
AMERIGROUP Corp. (NON)                               --             --             --             --          2,129         71,428
AmerisourceBergen Corp.                           5,600        399,952         11,200        799,904          1,400         99,988
Amgen, Inc. (NON)                                50,000      2,085,000         99,700      4,157,490         11,050        460,785
AmSurg Corp. (NON)                                   --             --             --             --              6            181
Amylin Pharmaceuticals, Inc. (NON)                8,890        147,752         23,900        397,218             --             --
Anthem, Inc. (NON)                                7,480        486,200         15,092        980,980          1,790        116,350
Antigenics, Inc. (NON)                           21,600        174,528         50,000        404,000             --             --
Applied Molecular
Evolution, Inc. (NON)                            13,400         52,528         36,080        141,434             --             --
Apria Healthcare Group, Inc. (NON)               38,560        908,474         99,340      2,340,450         12,387        291,838
AstraZeneca PLC --
London Stock Exchange
(United Kingdom)                                133,174      4,037,543        238,333      7,225,732         27,076        820,885
AstraZeneca PLC --
Stockholm Exchange
(United Kingdom)                                  9,050        269,464             --             --             --             --
Aventis SA (France)                              19,919      1,043,144             --             --             --             --
Avigen, Inc. (NON)                                4,860         38,540         13,120        104,042             --             --
Barr Laboratories, Inc. (NON)                    11,800        735,022         22,500      1,401,525          3,300        205,557
Bayer AG (Germany)                                8,000        137,860             --             --             --             --
Beckman Coulter, Inc.                               700         27,090          1,600         61,920             --             --
Becton, Dickinson and Co.                         1,300         36,920          3,100         88,040             --             --
Beverly Enterprises, Inc. (NON)                  56,300        136,246        130,460        315,713         46,213        111,835
Bio-Rad Laboratories,
Inc. Class A (NON)                               16,090        605,949         43,330      1,631,808         10,302        387,973
Biogen, Inc. (NON)                                  900         26,343          2,100         61,467             --             --
Bioreliance Corp. (NON)                           3,010         62,668          8,130        169,267             --             --
Biosite Diagnostics, Inc. (NON)                   9,520        275,985         25,680        744,463            280          8,117
Bristol-Myers Squibb Co.                         15,700        373,660         32,200        766,360          3,590         85,442
C.R. Bard, Inc.                                     600         32,778          1,400         76,482             --             --
Cardinal Health, Inc.                            15,000        933,000         30,250      1,881,550          3,300        205,260
Centene Corp. (NON)                               5,900        157,471         15,900        424,371          5,748        153,414
Charles River
Laboratories
International, Inc. (NON)                         6,900        270,825         13,000        510,250          2,000         78,500
Chiron Corp. (NON)                                2,500         87,350          6,000        209,640             --             --
Chugai Pharmaceutical
Co., Ltd. (Japan)                                58,520        495,199             --             --             --             --
CIGNA Corp.                                      18,500      1,308,875         37,000      2,617,750          4,780        338,185
Cobalt Corp. (NON)                               25,460        425,182         60,540      1,011,018             --             --
Coloplast A/S (Denmark)                             400         28,213             --             --             --             --
Connetics Corp. (NON)                            22,140        204,795         59,600        551,300             --             --
Conventry Health Care, Inc. (NON)                 7,000        227,500         13,500        438,750         12,825        416,813
Corixa Corp. (NON)                               49,500        313,335        114,600        725,418             --             --
Corvel Corp. (NON)                                   --             --             --             --          3,552        106,453
Cyberonics, Inc. (NON)                           28,530        491,001         76,860      1,322,761             --             --
Cytyc Corp. (NON)                                 3,600         38,592          8,400         90,048             --             --
Daiichi Pharmaceutical
Company, Ltd. (Japan) (NON)                      89,000      1,444,824             --             --             --             --
DaVita, Inc. (NON)                               31,440        741,984         84,130      1,985,468          4,775        112,690
DENTSPLY International, Inc.                     10,600        425,802         20,500        823,485          2,800        112,476
Diagnostic Products Corp.                        12,530        576,380         33,710      1,550,660             --             --
Dionex Corp. (NON)                                   --             --             --             --          2,717         69,447
Eclipsys Corp. (NON)                                 --             --             --             --         22,870        116,180
Egis Rt (Hungary)                                 7,702        325,534             --             --             --             --
Eisai Co., Ltd. (Japan)                          39,000        900,345             --             --             --             --
Embrex, Inc. (NON)                                   --             --             --             --         14,805        164,336
Endo Pharmaceuticals
Holdings, Inc. (NON)                             19,810        168,979         53,320        454,820             --             --
Exact Sciences Corp. (NON)                        4,180         55,887         11,270        150,680             --             --
Express Scripts, Inc.
Class A (NON)                                     5,500        299,860         10,500        572,460          1,600         87,232
Fisher Scientific
International, Inc. (NON)                        34,470      1,046,165         92,770      2,815,570             --             --
Forest Laboratories, Inc. (NON)                  11,700        959,517         22,800      1,869,828          3,000        246,030
Fresenius Medical Care
AG (Germany)                                      2,100         46,065             --             --             --             --
Fujisawa Pharmaceutical
Co. (Japan)                                      11,000        225,928             --             --             --             --
Genencor International, Inc. (NON)                   --             --             --             --          4,361         41,473
Generale De Sante
(France) (NON)                                   34,800        388,560             --             --             --             --
Generale De Sante 144A
(France) (NON)                                   15,700        175,299             --             --             --             --
Genesis Health Ventures, Inc. (NON)               3,653         60,055             --             --          5,201         85,504
Genta, Inc. (NON)                                 4,760         30,559         12,790         82,112             --             --
Gentiva Health Services, Inc.                    40,300        333,281        108,480        897,130         58,789        486,185
Genzyme Corp. (NON)                               2,400         49,464          5,600        115,416             --             --
GlaxoSmithKline PLC
(United Kingdom)                                289,043      5,590,597        372,725      7,209,154         52,114      1,007,976
Guidant Corp. (NON)                              20,000        646,200         40,600      1,311,786          4,400        142,164
Guilford
Pharmaceuticals, Inc. (NON)                      18,840         91,186         50,720        245,485             --             --
HCA, Inc.                                        50,087      2,384,642         97,700      4,651,497         12,840        611,312
Health Management
Associates, Inc. (NON)                           16,800        339,696         31,900        645,018          4,950        100,089
Health Net, Inc. (NON)                            1,500         32,175          3,400         72,930             --             --
HealthTronics Surgical
Services, Inc. (NON)                             10,680         89,392         28,730        240,470             --             --
IDEC Pharmaceuticals Corp. (NON)                    300         12,456            700         29,064             --             --
IDEXX Laboratories, Inc. (NON)                    6,120        189,402         16,480        510,023         11,793        364,970
IDX Systems Corp. (NON)                           1,650         20,477          4,440         55,100             --             --
ILEX Oncology, Inc. (NON)                         1,400          6,650          3,600         17,100             --             --
Immucor, Inc. (NON)                              15,735        255,694         42,420        689,325          6,159        100,084
IMS Health, Inc.                                  2,800         41,916          6,500         97,305             --             --
Intermagnetics General Corp. (NON)               15,154        258,679         40,760        695,773             --             --
InterMune, Inc. (NON)                            19,500        639,990         47,400      1,555,668             --             --
Inverness Medical
Innovations, Inc. (NON)                           2,660         25,243          7,120         67,569             --             --
Invitrogen Corp. (NON)                           17,840        607,809         37,800      1,287,846          3,800        129,466
Isis Pharmaceuticals, Inc. (NON)                 20,100        198,186         54,090        533,327             --             --
Johnson & Johnson                               122,222      6,609,766        243,963     13,193,519         27,610      1,493,149
King Pharmaceuticals, Inc. (NON)                 17,200        312,524         36,800        668,656          3,200         58,144
Ligand Pharmaceuticals,
Inc. Class B (NON)                               23,890        162,452         64,360        437,648             --             --
Lilly (Eli) & Co.                                 8,200        453,788         17,724        980,846            950         52,573
Magellan Health
Services, Inc. (NON)                                 --             --             --             --        132,680         34,497
Manor Care, Inc. (NON)                               --             --             --             --          1,564         35,159
Mariner Health Care, Inc. (NON)                   1,089          8,168             --             --            198          1,485
Maxygen, Inc. (NON)                              17,090        106,129         46,060        286,033             --             --
McKesson Corp.                                    2,100         59,493          4,800        135,984             --             --
Medicines Co. (NON)                               4,460         48,962         12,020        131,956             --             --
MedImmune, Inc. (NON)                            15,000        313,800         30,700        642,244          2,900         60,668
Medquist, Inc. (NON)                                 --             --             --             --            659         15,465
Medtronic, Inc.                                  33,201      1,398,426         65,900      2,775,708          7,850        330,642
Mentor Corp.                                     39,610      1,262,767         98,040      3,125,515         13,494        430,189
Merck & Company, Inc.                            65,200      2,980,292        133,600      6,106,856         14,720        672,851
Meridian Medical
Technologies, Inc. (NON)                          6,550        235,473         17,620        633,439             --             --
Merit Medical Systems, Inc. (NON)                    --             --             --             --          5,893        113,794
Mid Atlantic Medical
Services, Inc. (NON)                             57,830      2,093,446        141,410      5,119,042         10,284        372,281
Molecular Devices Corp. (NON)                     3,980         49,790         10,720        134,107             --             --
Mylan Laboratories, Inc.                         27,300        893,802         52,000      1,702,480          7,700        252,098
Nabi Biopharmaceuticals (NON)                        --             --             --             --             32            174
Novartis AG
(Switzerland) (NON)                             200,666      7,936,444        203,794      8,060,158         29,434      1,164,130
Noven Pharmaceuticals, Inc. (NON)                    --             --             --             --             36            441
Novo-Nordisk A/S
(Denmark)                                         8,650        235,983             --             --             --             --
Ocular Sciences, Inc. (NON)                      16,430        383,805         44,250      1,033,680             --             --
Omega Pharma SA
(Belgium)                                         6,900        279,465             --             --             --             --
Ono Pharmaceutical
Company, Ltd. (Japan)                            18,000        547,157             --             --             --             --
Oxford Health Plans, Inc. (NON)                   7,710        300,227         19,070        742,586             --             --
Pain Therapeutics, Inc. (NON)                     9,900         39,303         26,660        105,840             --             --
Pall Corp.                                       13,850        218,692         27,100        427,909          4,180         66,002
Per-Se Technologies, Inc. (NON)                  20,080        198,390         46,540        459,815             --             --
Perrigo Co. (NON)                                37,580        399,475        101,220      1,075,969             --             --
Pfizer, Inc.                                    168,725      4,896,400        344,150      9,987,233         34,160        991,323
Pharmaceutical Product
Development, Inc. (NON)                          17,580        339,997         47,360        915,942             --             --
Pharmaceutical
Resources, Inc. (NON)                                --             --             --             --          6,481        181,338
Pharmacia Corp.                                 102,400      3,981,312        200,734      7,804,538         25,750      1,001,160
Pharmacopeia, Inc. (NON)                         10,580         93,739         28,500        252,510             --             --
Pharmacyclics, Inc. (NON)                        20,100         60,300         54,090        162,270             --             --
PolyMedica Corp. (NON)                            6,120        161,690         16,480        435,402             --             --
Possis Medical, Inc. (NON)                       29,170        297,826         78,590        802,404             --             --
Prime Medical Services, Inc. (NON)               35,300        326,137         81,800        755,750         21,146        195,368
PSS World Medical, Inc. (NON)                    64,200        426,930        148,780        989,387             --             --
Quintiles Transnational Corp. (NON)                  --             --             --             --         23,938        227,650
Ranbaxy Laboratories,
Ltd. (India)                                     24,615        466,972             --             --             --             --
Respironics, Inc. (NON)                           5,440        174,134         14,640        468,626          3,532        113,059
Roche Holding AG
(Switzerland)                                     3,653        247,163             --             --             --             --
Sankyo Company, Ltd.
(Japan)                                          58,000        750,969             --             --             --             --
Sanofi-Synthelabo SA
(France) (NON)                                   86,018      4,848,930        131,136      7,392,281         12,781        720,479
Schering AG (Germany)                            12,132        568,214             --             --             --             --
Schering-Plough Corp.                            55,150      1,175,798        113,300      2,415,556         12,050        256,906
Scios, Inc. (NON)                                13,700        348,665         36,860        938,087             --             --
Select Medical Corp. (NON)                       23,400        334,620         63,005        900,972             --             --
Sepracor, Inc. (NON)                             33,050        173,182         78,690        412,336             --             --
Serono SA Class B
(Switzerland)                                        38         18,190             --             --             --             --
Service Corp.
International (NON)                              63,900        223,650        146,200        511,700             --             --
Shionogi & Co., Ltd.
(Japan)                                          11,000        118,748             --             --             --             --
Sierra Health Services, Inc. (NON)               36,680        658,039         91,460      1,640,792          6,295        112,932
Smith & Nephew PLC
(United Kingdom)                                 11,536         69,659             --             --         26,781        161,714
Sonic Innovations, Inc. (NON)                        --             --             --             --         11,490         60,323
Specialty Laboratories, Inc. (NON)               10,100         92,819         27,210        250,060             --             --
St. Jude Medical, Inc. (NON)                     14,800        528,360         28,100      1,003,170          4,300        153,510
Steris Corp. (NON)                                7,600        189,316         14,500        361,195         18,531        461,607
Sun Healthcare Group, Inc. (NON)                    122            647             --             --             --             --
Synthes-Stratec, Inc.
(Switzerland)                                     1,531        779,637          1,260        641,635             --             --
Takeda Chemical
Industries, Ltd.
(Japan) (NON)                                    38,000      1,532,862             --             --          7,000        282,369
Taro Pharmaceuticals
Industries, Ltd.
(Israel) (NON)                                   10,700        361,125             --             --             --             --
Techne Corp. (NON)                                   --             --             --             --         10,879        356,722
Tenet Healthcare Corp. (NON)                      2,900        143,550          6,500        321,750             --             --
Terumo Corp. (Japan)                             38,900        575,255             --             --             --             --
Teva Pharmaceutical
Industries, Ltd. ADR
(Israel)                                         27,900      1,869,300         21,900      1,467,300             --             --
Theragenics Corp. (NON)                          12,920         56,848         34,790        153,076         28,109        123,680
Transkaryotic Therapies, Inc. (NON)               2,270         73,571          6,100        197,701             --             --
Trimeris, Inc. (NON)                              2,170         96,891          5,800        258,970             --             --
UnitedHealth Group, Inc.                         23,200      2,023,504         46,300      4,038,286          5,500        479,710
US Oncology, Inc. (NON)                          49,470        401,202        114,630        929,649         42,317        343,191
Varian Medical Systems, Inc. (NON)               11,130        478,479         25,690      1,104,413          1,600         68,784
VitalWorks, Inc. (NON)                           38,160        277,423        102,740        746,920         20,420        148,453
Waters Corp. (NON)                                1,100         26,675          2,500         60,625             --             --
Watson Pharmaceuticals, Inc. (NON)               18,300        448,533         34,700        850,497         13,755        337,135
Wellpoint Health
Networks, Inc. (NON)                             20,600      1,509,980         40,100      2,939,330          5,360        392,888
Wyeth                                            18,900        601,020         37,900      1,205,220          4,050        128,790
Yamanouchi
Pharmaceutical Co.,
Ltd. (Japan)                                     27,000        592,261             --             --             --             --
Zimmer Holdings, Inc. (NON)                      10,100        387,234         19,100        732,294          2,900        111,186
                                                         -------------                --------------                 -------------
                                                           101,625,129                   171,404,335                    21,146,870

Insurance                                                          2.6%                          1.9%                          0.6%
----------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. (Bermuda)                              87,400      2,587,914        130,900      3,875,949         13,950        413,060
Aegon NV (Netherlands) (NON)                    117,688      1,104,731             --             --             --             --
AFLAC, Inc.                                       2,300         70,587          5,500        168,795             --             --
Aksigorta A.S. (Turkey)                      53,444,000        137,077             --             --             --             --
Alleanza Assicurazioni
SpA (Italy)                                       9,600         58,527             --             --             --             --
Allianz AG (Germany) (NON)                        7,127        613,375             --             --             --             --
AMBAC Financial Group, Inc.                       6,400        344,896         12,700        684,403          1,690         91,074
American International
Group, Inc.                                      74,671      4,084,504        151,278      8,274,907         15,754        861,744
AmerUs Group Co.                                 16,040        454,894         37,170      1,054,141             --             --
AMP, Ltd. (Australia)                            34,704        220,600             --             --             --             --
Arthur J. Gallagher & Co.                         1,700         41,905          4,000         98,600             --             --
Aviva PLC (United
Kingdom) (NON)                                   23,168        130,243             --             --             --             --
Axa SA (France)                                  31,532        309,387             --             --             --             --
Canada Life Financial
Corp. (Canada)                                   17,770        357,977             --             --             --             --
Cathay Financial Holding
Co., Ltd. (Taiwan)                              210,000        231,060             --             --             --             --
CNP Assurances (France)                          17,991        596,949             --             --             --             --
Commerce Group, Inc.                             14,560        471,162         33,730      1,091,503             --             --
Converium Holding AG
(Switzerland) (NON)                              34,966      1,543,176             --             --             --             --
Erie Indemnity Co. Class A                        1,100         45,826          2,600        108,316             --             --
FBL Financial Group,
Inc. Class A                                      8,763        161,677         20,303        374,590             --             --
Fidelity National
Financial, Inc.                                  19,520        561,005         45,020      1,293,875         15,708        451,448
First American Corp.                             11,490        234,741         26,880        549,158            614         12,544
Fortis-London Stock
Exchange (Belgium) (NON)                         44,855        624,929             --             --             --             --
Fortis-Virt-x Exchange
(Belgium) (NON)                                   2,980         41,930             --             --             --             --
Hannover
Rueckversicherungs AG
(Germany) (NON)                                  14,844        252,279             --             --             --             --
Hartford Financial
Services Group, Inc. (The)                        6,700        274,700         13,100        537,100          1,990         81,590
Hilb, Rogal & Hamilton Co.                       13,710        565,538         36,890      1,521,713             --             --
ING Groep NV
(Netherlands)                                   274,155      3,795,205        454,132      6,286,677         56,943        788,278
Jefferson-Pilot Corp.                             1,950         78,195          4,500        180,450             --             --
Landamerica Financial
Group, Inc.                                          --             --             --             --          5,710        187,802
Loews Corp.                                       1,700         72,913          4,000        171,560             --             --
MBIA, Inc.                                       15,350        613,233         30,350      1,212,483          4,290        171,386
Millea Holdings, Inc.
(Japan) (NON)                                       111        890,043             20        160,368             --             --
Mitsui Sumitomo
Insurance Co., Ltd.
(Japan)                                         102,000        478,491         36,000        168,879          6,000         28,146
Muenchener
Rueckversicherungs-
Gesellschaft AG
(Germany)                                        15,051      1,534,779         18,998      1,937,263          2,457        250,545
Old Mutual PLC (United
Kingdom)                                        468,626        513,998             --             --             --             --
Old Republic
International Corp.                               2,000         56,760          4,600        130,548         15,799        448,376
Prudential Corp. PLC
(United Kingdom)                                 12,786         68,260             --             --         37,466        200,017
PXRE Group, Ltd.
(Bermuda)                                            --             --             --             --         11,554        255,921
Radian Group, Inc.                               34,500      1,126,770         68,500      2,237,210          9,360        305,698
Samsung Fire & Marine
Insurance (South Korea)                          10,000        581,575             --             --             --             --
Sanlam, Ltd. (South
Africa)                                         579,400        412,925             --             --             --             --
Scor SA (France)                                  7,444         52,223             --             --             --             --
Stancorp Financial Group                          1,000         52,900          2,400        126,960          9,214        487,421
Stewart Information
Services (NON)                                   13,960        298,046         31,950        682,133             --             --
Swiss Reinsurance Co.
(Switzerland)                                    12,401        697,598             --             --             --             --
Torchmark Corp.                                     700         23,982          2,000         68,520             --             --
Travelers Property
Casualty Corp. Class A (NON)                     25,270        333,564         50,653        668,620          6,797         89,720
Travelers Property
Casualty Corp. Class B (NON)                     27,240        368,557         55,251        747,546          6,793         91,909
UICI (NON)                                           --             --             --             --          2,864         46,569
UnumProvident Corp.                              10,600        215,710         21,350        434,473          2,290         46,602
Willis Group Holdings,
Ltd. (United Kingdom) (NON)                      42,645      1,428,181             --             --             --             --
XL Capital, Ltd. Class A
(Bermuda)                                        42,510      3,124,485         74,600      5,483,100          6,970        512,295
Yasuda Fire & Marine
Insurance Company, Ltd.
(The) (Japan)                                    86,000        507,295             --             --             --             --
Zurich Financial
Services AG
(Switzerland)                                     1,322        123,421             --             --             --             --
                                                         -------------                --------------                 -------------
                                                            33,570,698                    40,329,840                     5,822,145
Investment
Banking/Brokerage                                                  0.9%                          0.7%                          0.1%
----------------------------------------------------------------------------------------------------------------------------------
3i Group PLC (United
Kingdom)                                         79,295        537,420             --             --             --             --
Banca Fideuram SpA
(Italy)                                          11,350         42,056             --             --             --             --
BlackRock, Inc. (NON)                            22,920        949,346         61,670      2,554,371             --             --
Credit Suisse Group
(Switzerland)                                    19,875        389,997             --             --             --             --
Deutsche Bank AG
(Germany)                                         1,384         63,317             --             --             --             --
Dogan Yayin Holding
(Turkey) (NON)                              265,315,401        360,266             --             --             --             --
Federated Investors, Inc.                         1,100         29,689          2,500         67,475             --             --
Goldman Sachs Group,
Inc. (The)                                       13,614        898,932         27,000      1,782,810          3,350        221,201
Investment Technology
Group, Inc. (NON)                                   600         17,556          1,500         43,890             --             --
Julius Baer Holdings,
Ltd. AG Class B
(Switzerland)                                     2,915        564,079          5,919      1,145,380            727        140,681
Legg Mason, Inc.                                    500         21,280          1,100         46,816             --             --
Lehman Brothers
Holdings, Inc.                                   14,900        730,845         30,300      1,486,215          3,390        166,280
LG Investment and
Securities                                       15,690        182,115             --             --             --             --
Merrill Lynch & Company, Inc.                    40,700      1,341,065         81,000      2,668,950         10,560        347,952
Mizuho Holdings, Inc.
(Japan)                                              73        170,925             --             --             --             --
Nikko Securities Co.,
Ltd. (Japan)                                    162,000        770,605        296,000      1,408,018         50,000        237,841
Nomura Securities Co.,
Ltd. (Japan) (NON)                               43,000        565,227             --             --             --             --
Samsung Securities Co.,
Ltd. (South Korea) (NON)                          8,370        203,165             --             --             --             --
SEI Investments Co.                               1,200         28,656          2,800         66,864             --             --
Sinopac Holdings Co.
(Taiwan) (NON)                                  774,966        317,536             --             --             --             --
Student Loan Corp.                                2,960        267,821          6,870        621,598             --             --
UBS AG (Switzerland)                             51,918      2,160,900         66,070      2,749,926          4,756        197,951
Van der Moolen Holding
NV (Netherlands)                                 58,770        972,683             --             --             --             --
Yuanta Core Pacific
Securities Co. (Taiwan) (NON)                    25,512         10,855             --             --             --             --
                                                         -------------                --------------                 -------------
                                                            11,596,336                    14,642,313                     1,311,906

Real Estate                                                        0.7%                          0.8%                          0.1%
----------------------------------------------------------------------------------------------------------------------------------
Acadia Realty Trust (R)                              --             --             --             --          9,140         67,636
Alexandria Real Estate
Equities, Inc. (R)                                4,130        175,442          9,580        406,958             --             --
Anworth Mortgage Asset Corp. (R)                 29,290        357,045         67,880        827,457             --             --
Apex Mortgage Capital, Inc. (R)                  49,650        555,584        133,650      1,495,544             --             --
Ayala Land, Inc.
(Philippines)                                 1,116,000        119,381             --             --             --             --
Boston Properties, Inc. (R)                       2,400         89,280          5,700        212,040             --             --
Brandywine Realty Trust (R)                       6,520        147,026         15,100        340,505             --             --
CBL & Associates
Properties (R)                                    4,760        184,450         11,040        427,800             --             --
Cheung Kong Holdings,
Ltd. (Hong Kong) (NON)                          161,876      1,021,143        310,900      1,961,212         53,300        336,226
Equity Office Properties
Trust (R)                                        34,497        890,713         68,844      1,777,552          8,870        229,023
Equity Residential
Properties Trust (R)                             51,750      1,238,895        101,200      2,422,728         15,380        368,197
Essex Property Trust, Inc. (R)                    3,640        179,962          8,430        416,779             --             --
Glimcher Realty Trust (R)                         8,810        165,099         20,410        382,483             --             --
Health Care REIT, Inc. (R)                        6,650        181,878         15,410        421,464             --             --
Henderson Land
Development Co., Ltd.
(Hong Kong) (R)                                  51,000        150,396             --             --             --             --
MFA Mortgage
Investments, Inc.                                 8,840         71,604         23,840        193,104             --             --
Mid-Atlantic Realty
Trust (R)                                         7,800        125,034         21,000        336,630             --             --
Mills Corp. (R)                                   5,050        149,783         13,640        404,562             --             --
Mission West Properties (R)                       6,824         75,610         18,374        203,584             --             --
Nationwide Health
Properties, Inc. (R)                              8,220        140,151         19,050        324,803             --             --
New World Development
(Hong Kong)                                   1,076,000        551,837             --             --             --             --
Post Properties, Inc. (R)                        10,120        262,918         23,100        600,138             --             --
Prentiss Properties
Trust (R)                                         6,650        192,451         15,410        445,965             --             --
RAIT Investment Trust                                --             --             --             --            943         19,426
SL Green Realty Corp. (R)                         5,440        167,226         12,600        387,324             --             --
SM Prime Holdings
(Philippines)                                 1,346,000        149,127             --             --             --             --
Sun Hung Kai Properties,
Ltd. (Hong Kong)                                 76,000        446,291             --             --             --             --
Tanger Factory Outlet
Centers                                           6,120        171,238         16,480        461,110             --             --
Town & Country Trust (The)                       12,520        263,296         33,760        709,973             --             --
USB Holding Co., Inc.                             5,730        105,604         15,390        283,638             --             --
Weingarten Realty
Investors (R)                                     7,480        273,768         17,340        634,644             --             --
Westfield Holdings, Ltd.
(Australia)                                      41,000        289,579             --             --             --             --
                                                         -------------                --------------                 -------------
                                                             8,891,811                    16,077,997                     1,020,508

Technology                                                         7.3%                          6.8%                          1.9%
----------------------------------------------------------------------------------------------------------------------------------
Accenture, Ltd. Class A
(Bermuda) (NON)                                   2,600         37,128          6,143         87,722             --             --
Activision, Inc. (NON)                           32,560        779,161         76,950      1,841,414          9,825        235,112
Actuate Corp. (NON)                                  --             --             --             --         26,880         25,536
Adobe Systems, Inc.                               2,000         38,200          4,500         85,950             --             --
Advanced Fibre
Communications (NON)                              2,000         26,540          4,800         63,696             --             --
Advantest Corp. (Japan)                           1,900         73,833             --             --          6,200        240,930
Aether Systems, Inc. (NON)                       71,440        191,459        165,550        443,674             --             --
Affiliated Computer
Services, Inc. Class A (NON)                     16,200        689,310         31,300      1,331,815          4,300        182,965
AGFA-Gevaert NV
(Belgium) (NON)                                  19,160        353,119             --             --             --             --
Agilent Technologies, Inc. (NON)                 30,000        391,800         58,700        766,622          8,900        116,234
Alcatel SA (France)                               5,133         11,919             --             --             --             --
American Power
Conversion Corp. (NON)                            2,400         22,944          6,000         57,360             --             --
Analog Devices, Inc. (NON)                        2,600         51,220          6,100        120,170             --             --
Anixter International, Inc. (NON)                21,160        435,896         49,040      1,010,224             --             --
Ansys, Inc. (NON)                                 9,790        168,682         26,310        453,321            150          2,585
Apple Computer, Inc. (NON)                        4,000         58,000          9,400        136,300             --             --
Applied Materials, Inc. (NON)                    29,800        344,190         63,900        738,045          5,450         62,948
Arris Group, Inc. (NON)                         140,800        520,960        355,300      1,314,610             --             --
Arrow Electronics, Inc. (NON)                     2,000         25,260          4,600         58,098             --             --
Artisan Components, Inc. (NON)                    8,160         74,329         21,990        200,307             --             --
ASE Test, Ltd. (Taiwan) (NON)                   174,226        615,018             --             --             --             --
Asustek Computer, Inc.
(Taiwan)                                        145,000        340,688             --             --             --             --
Automatic Data
Processing, Inc.                                 22,300        775,371         45,700      1,588,989          4,400        152,988
Avid Technology, Inc. (NON)                      58,100        598,430        134,600      1,386,380             --             --
Avnet, Inc. (NON)                                 3,700         39,923          8,600         92,794             --             --
Avocent Corp. (NON)                              14,180        189,728         38,150        510,447             --             --
Benchmark Electronics, Inc. (NON)                66,370      1,397,089        169,970      3,577,869          8,638        181,830
Benq Corp. (Taiwan) (NON)                       118,960        149,978             --             --             --             --
BMC Software, Inc. (NON)                         54,050        706,434        107,400      1,403,718         13,750        179,713
Broadcom Corp. Class A (NON)                     16,100        171,948         33,900        362,052          2,300         24,564
Cap Gemini SA (France)                            1,057         16,920             --             --             --             --
Carreker Corp. (NON)                             40,590        248,817        109,250        669,703             --             --
Catapult Communications Corp. (NON)                  --             --             --             --              3             29
Celestica, Inc.-New York
Stock Exchange (Canada) (NON)                    26,350        345,185         50,000        655,000          7,800        102,180
Celestica, Inc.-Toronto
Stock Exchange (Canada) (NON)                     7,300         94,863             --             --             --             --
Centillium
Communications, Inc. (NON)                       34,090         40,908         91,790        110,148         24,850         29,820
Century Business
Services, Inc. (NON)                                 --             --             --             --         46,589        123,461
Chartered Semiconductor
Manufacturing, Ltd.
(Singapore) (NON)                               438,200        244,157             --             --             --             --
Check Point Software
Technologies, Ltd.
(Israel) (NON)                                   30,098        413,547             --             --             --             --
Checkfree Corp. (NON)                            10,100        114,938         25,000        284,500          5,809         66,106
Cisco Systems, Inc. (NON)                       270,821      2,838,204        542,500      5,685,400         62,350        653,428
Cognizant Technology
Solutions Corp. (NON)                             3,200        183,904          8,650        497,116             --             --
Cognos, Inc. (Canada) (NON)                      16,300        274,003             --             --             --             --
Coinstar, Inc. (NON)                              8,940        230,473         24,060        620,267         15,052        388,041
Compal Electronics, Inc.                        216,400        186,637             --             --             --             --
Compucom Systems, Inc. (NON)                         --             --             --             --         24,660        142,042
Computer Associates
International, Inc.                              70,181        673,738        140,807      1,351,747         17,740        170,304
Computer Sciences Corp. (NON)                    19,700        547,463         41,700      1,158,843          3,000         83,370
Computer Task Group, Inc. (NON)                  22,060         71,695         51,120        166,140             --             --
Compuware Corp. (NON)                                --             --          5,600         17,080             --             --
Comverse Technology, Inc. (NON)                      --             --          2,800         19,572             --             --
Concerto Software, Inc. (NON)                    14,660         86,802         39,450        233,583             --             --
Concord Communications, Inc. (NON)                6,600         33,330         17,800         89,890          6,025         30,426
Covansys Corp. (NON)                                 --             --             --             --         14,094         23,960
CSG Systems
International, Inc. (NON)                           900          9,810          2,100         22,890             --             --
Dassault Systemes SA
(France)                                          9,724        149,889             --             --             --             --
Datastream Systems, Inc. (NON)                    4,760         23,800         12,790         63,950          9,138         45,690
Dell Computer Corp. (NON)                       132,900      3,124,479        261,900      6,157,269         32,200        757,022
Delta Electronic
Industrial (Taiwan)                             184,000        233,559             --             --             --             --
DocuCorp International, Inc. (NON)               13,010        140,768         35,010        378,808             30            325
Documentum, Inc. (NON)                           17,670        204,089         47,580        549,549             --             --
Ducommun, Inc. (NON)                             13,750        242,138         31,860        561,055             --             --
Dun & Bradstreet Corp. (NON)                        400         13,444            950         31,930             --             --
DuPont Photomasks, Inc. (NON)                     4,230         96,359         11,420        260,148             --             --
Dynamics Research Corp. (NON)                     3,400         49,572          9,200        134,136             --             --
Electronic Arts, Inc. (NON)                      24,700      1,629,212         48,400      3,192,464          6,250        412,250
Electronic Data Systems Corp.                     4,000         55,920          9,500        132,810             --             --
EMC Corp. (NON)                                  16,300         74,491         38,200        174,574             --             --
Equifax, Inc.                                     5,000        108,700          9,400        204,356          1,400         30,436
ESS Technology (NON)                            109,160        671,334        269,640      1,658,286         30,016        184,598
Euronet Services, Inc. (NON)                         --             --             --             --             12             60
Exar Corp. (NON)                                 21,170        244,514         57,010        658,466             --             --
Fair, Isaac and Company, Inc.                     4,700        153,690          8,900        291,030          1,568         51,274
Fidelity National
Information Solutions, Inc. (NON)                 4,662         71,282         12,572        192,226             --             --
FileNET Corp. (NON)                              12,230        126,581         32,940        340,929             --             --
Fiserv, Inc. (NON)                                2,150         60,372          5,100        143,208             --             --
Flextronics
International, Ltd.
(Singapore) (NON)                                55,800        389,038         64,300        448,300          9,510         66,304
Fujitsu, Ltd. (Japan) (NON)                     201,000        868,600             --             --             --             --
FUNAI Electric Co., Ltd.                          1,700        158,939             --             --             --             --
Futaba Corp. (Japan)                             12,900        323,242             --             --             --             --
Gartner, Inc. Class A (NON)                       5,140         41,634         13,870        112,347             --             --
Gateway, Inc. (NON)                                  --             --          3,700         10,989             --             --
General Cable Corp.                              65,600        252,560        152,010        585,239             --             --
Genesis Microchip, Inc. (NON)                    19,500        149,565         52,500        402,675             --             --
Global Payments, Inc.                                --             --             --             --              1             26
Helix Technology Corp.                           21,270        205,256         57,230        552,270             --             --
Hewlett-Packard Co.                             178,161      2,079,139        359,611      4,196,660         45,069        525,955
Hirose Electric Co.,
Ltd. (Japan)                                      8,600        617,516             --             --             --             --
Hitachi Chemical Co.,
Ltd. (Japan)                                     14,600        116,349             --             --             --             --
Hitachi, Ltd. (Japan) (NON)                      44,000        220,506             --             --             --             --
Hon Hai Precision
Industry Co., Ltd.
(Taiwan)                                        182,028        607,629             --             --             --             --
Hutchinson Technology,
Inc. (NON)                                       14,420        232,883         33,420        539,733             --             --
Hyperion Solutions Corp. (NON)                       --             --             --             --          8,914        163,572
IBM Corp.                                        27,700      1,617,403         61,000      3,561,790          5,340        311,803
iGate Corp. (NON)                                    --             --             --             --         11,469         31,196
Ikon Office Solutions, Inc.                      41,160        324,341         95,370        751,516             --             --
Imation Corp. (NON)                              28,830        816,754         65,900      1,866,947            270          7,649
Inet Technologies, Inc. (NON)                        --             --             --             --         19,437         98,546
Infosys Technologies,
Ltd. (India)                                     18,441      1,298,239             --             --             --             --
Ingram Micro, Inc. Class A (NON)                  3,200         42,560          7,400         98,420             --             --
Intel Corp.                                     275,725      3,829,820        548,300      7,615,887         65,750        913,268
Intelligent Digital
Integrated Security
(South Korea) (NON)                              11,983        177,154             --             --             --             --
Inter-Tel, Inc.                                  56,000      1,139,600        139,950      2,847,983         19,303        392,816
InterDigital
Communications Corp. (NON)                       11,070         96,309         29,800        259,260             --             --
Intersil Corp. Class A (NON)                     15,218        197,225         40,970        530,971             --             --
Intertrust Technologies Corp. (NON)              84,470        269,459        195,740        624,411             --             --
Iomega Corp. (NON)                               56,880        608,047        131,810      1,409,049         41,102        439,380
Iron Mountain, Inc. (NON)                         4,200        104,958          7,900        197,421          1,200         29,988
Itron, Inc. (NON)                                30,490        560,711         82,140      1,510,555             --             --
J.D. Edwards & Co. (NON)                         60,570        560,273        161,030      1,489,528          1,072          9,916
j2 Global
Communications, Inc. (NON)                        4,960         98,654         13,340        265,333          6,819        135,630
Johnson Electric
Holdings, Ltd. (Hong Kong)                      257,000        257,020             --             --             --             --
KLA-Tencor Corp. (NON)                            8,400        234,696         17,200        480,568          1,800         50,292
KONAMI Corp. (Japan)                              4,600        118,288             --             --             --             --
Konica Corp. (Japan)                             42,000        273,628             --             --             --             --
Koninklijke (Royal)
Philips Electronics NV
(Netherlands)                                    42,981        624,302         59,700        867,147         32,929        478,296
KPMG Consulting, Inc. (NON)                      68,850        444,771        136,800        883,728         17,113        110,550
Kyocera Corp. (Japan)                             1,200         80,348             --             --             --             --
LAM Research Corp. (NON)                          1,400         12,460          3,200         28,480             --             --
Lexar Media, Inc. (NON)                              --             --             --             --          5,373         14,238
Lexmark International, Inc. (NON)                 9,950        467,650         20,100        944,700          2,490        117,030
LG Electronics, Inc.
(South Korea) (NON)                               9,873        268,197             --             --             --             --
Linear Technology Corp.                           9,900        205,128         20,500        424,760          1,700         35,224
Logitech International
(Switzerland) (NON)                              16,783        472,905             --             --             --             --
LTX Corp. (NON)                                  22,720        103,603         61,220        279,163             --             --
Manufacturers' Services, Ltd. (NON)                  --             --             --             --         59,513        160,685
MAPICS, Inc. (NON)                                   --             --             --             --         21,041        117,830
Marvell Technology
Group, Ltd. (Bermuda) (NON)                       2,000         31,700          4,800         76,080             --             --
Maxim Integrated
Products, Inc. (NON)                             29,300        725,468         57,700      1,428,652          7,250        179,510
Measurement Specialties, Inc. (NON)                 300             --            700             --             --             --
Methode Electronics,
Inc. Class A                                         --             --             --             --         39,207        359,920
Microchip Technology, Inc. (NON)                  2,250         46,013          5,100        104,295             --             --
Microsoft Corp. (NON)                           147,400      6,447,276        296,900     12,986,406         31,800      1,390,932
Misys PLC (United
Kingdom)                                        167,553        392,581             --             --             --             --
Mitsubishi Electric
Corp. (Japan) (NON)                             120,000        387,447             --             --             --             --
Motorola, Inc.                                   60,100        611,818        122,400      1,246,032         12,300        125,214
MRO Software, Inc. (NON)                          6,510         56,637         17,560        152,772             --             --
MSC.Software Corp. (NON)                         16,710        142,369         44,990        383,315             --             --
MTS Systems Corp.                                38,690        366,356         89,650        848,896         12,285        116,327
Murata Manufacturing
Co., Ltd. (Japan)                                 7,900        402,399             --             --             --             --
NCR Corp. (NON)                                  20,600        407,880         41,200        815,760          4,980         98,604
NEC Corp. (Japan) (NON)                          34,000        163,966             --             --             --             --
Network Associates, Inc. (NON)                   74,317        789,990        179,437      1,907,415          7,100         75,473
Nippon Electric Glass
Co., Ltd. (Japan)                                61,000        692,088             --             --             --             --
Nokia OYJ (Finland) (NON)                       336,349      4,470,060        334,339      4,443,347         46,933        623,737
Numerical Technologies, Inc. (NON)                   --             --             --             --         27,545         79,881
Oak Technology, Inc. (NON)                       38,610        122,780        103,950        330,561             --             --
Olympus Optical Co.,
Ltd. (Japan)                                    135,000      1,977,530        111,000      1,625,969         15,000        219,726
OMRON Corp. (Japan)                              10,000        129,313             --             --             --             --
Oracle Corp. (NON)                              151,000      1,186,860        302,500      2,377,650         34,500        271,170
Overland Storage, Inc. (NON)                      8,640         93,830         23,290        252,929             --             --
Overture Services, Inc. (NON)                    19,740        465,272         53,140      1,252,510          8,637        203,574
Pegasystems, Inc. (NON)                           8,250         45,045         22,220        121,321          3,037         16,582
PeopleSoft, Inc. (NON)                           45,650        564,691         90,100      1,114,537         12,170        150,543
Perot Systems Corp.
Class A (NON)                                    27,370        254,541         66,080        614,544          2,800         26,040
Photronics, Inc. (NON)                           16,833        169,340         45,364        456,362             --             --
Pinnacle Systems, Inc. (NON)                     34,120        368,496         91,840        991,872         14,152        152,842
Pioneer-Standard
Electronics, Inc.                                33,160        240,078         76,840        556,322             --             --
Planar Systems, Inc. (NON)                        6,990        111,421         18,850        300,469             --             --
Plantronics, Inc. (NON)                              --             --             --             --         21,712        353,906
PLX Technology, Inc. (NON)                           --             --             --             --         23,472         25,819
PMC -- Sierra, Inc. (NON)                        15,920         61,770         42,880        166,374             --             --
Polycom, Inc. (NON)                               3,300         22,407          7,900         53,641             --             --
Pomeroy Computer
Resources, Inc. (NON)                                --             --             --             --             29            286
Powerwave Technologies, Inc. (NON)                   --             --             --             --         14,859         50,372
Premier Farnell PLC
(United Kingdom)                                179,556        431,998             --             --             --             --
PTEK Holdings, Inc. (NON)                        20,900         97,394         47,700        222,282         34,010        158,487
QLogic Corp. (NON)                               24,500        637,980         47,700      1,242,108          6,600        171,864
QUALCOMM, Inc. (NON)                             29,900        825,838         59,400      1,640,628          6,850        189,197
Quanta Computer, Inc.
(Taiwan)                                        119,887        228,438             --             --             --             --
Rambus, Inc. (NON)                               19,420         84,283         52,240        226,722              6             26
RF Micro Devices, Inc. (NON)                     10,200         61,200         27,500        165,000             --             --
Rohm Co., Ltd. (Japan)                           10,400      1,220,966         12,500      1,467,507          2,400        281,761
Roxio, Inc. (NON)                                31,270         94,748         84,210        255,156             15             45
S1 Corp. (South Korea)                            8,830        143,127             --             --             --             --
S1 Corp. (NON)                                   25,840        138,502         59,870        320,903             --             --
Samsung
Electro-Mechanics Co.
(South Korea)                                     4,030        144,433             --             --             --             --
Samsung Electronics Co.,
Ltd. (South Korea)                               38,369      9,328,946         35,627      8,662,262             --             --
Samsung Electronics Co.,
Ltd. -- Pfd. (South
Korea)                                            4,000        478,944             --             --             --             --
Samsung SDI Co., Ltd.
(South Korea)                                     5,240        350,841             --             --             --             --
Sanmina Corp. (NON)                                  --             --          5,256         14,559             --             --
SAP AG (Germany)                                  4,483        199,332          1,389         61,755          3,624        161,139
Satyam Computer
Services, Ltd. (India)                           63,406        282,898             --             --             --             --
Scientific-Atlanta, Inc.                          3,800         47,538          8,800        110,088             --             --
SCM Microsystems, Inc. (NON)                         --             --             --             --         11,924         47,088
Semitool, Inc. (NON)                             23,020        118,553         61,990        319,249             --             --
Semtech Corp. (NON)                               7,160         69,452         19,310        187,307             --             --
Sharp Corp. (Japan)                             116,000      1,114,065             --             --             --             --
Siebel Systems, Inc. (NON)                        3,000         17,250          6,500         37,375             --             --
Silicon Laboratories, Inc. (NON)                 13,200        241,956         35,540        651,448             --             --
Siliconware Precision
Industries Co. (Taiwan) (NON)                 1,487,000        771,195             --             --             --             --
Sindo Ricoh Co., Ltd.
(South Korea)                                     5,280        280,837             --             --             --             --
Skyworks Solutions, Inc. (NON)                   36,510        165,390         98,300        445,299             --             --
Sonic Solutions, Inc. (NON)                          --             --             --             --          8,563         59,427
SonicWall, Inc. (NON)                                --             --             --             --         46,039        126,607
SS&C Technologies, Inc. (NON)                     5,440         43,248         14,640        116,388         10,983         87,315
Standard Microsystems Corp. (NON)                    --             --             --             --          9,814        149,968
STMicroelectronics NV
(Switzerland)                                    27,079        364,160             --             --             --             --
Stoneridge, Inc. (NON)                               --             --             --             --         10,007        170,119
Storage Technology Corp. (NON)                   29,470        309,730         68,300        717,833         32,827        345,012
Sun Microsystems, Inc. (NON)                     33,700         87,283         65,800        170,422          9,860         25,537
SunGard Data Systems, Inc. (NON)                 24,600        478,470         47,600        925,820          6,500        126,425
Symantec Corp. (NON)                              1,600         53,808          3,600        121,068             --             --
Symmetricom, Inc. (NON)                          49,050        125,568        132,020        337,971         19,875         50,880
Synopsys, Inc. (NON)                              3,832        146,191         10,341        394,509              8            305
Taiwan Semiconductor
Manufacturing Co., Ltd.
(Taiwan) (NON)                                  894,995      1,053,991             --             --             --             --
Take-Two Interactive
Software, Inc. (NON)                             42,040      1,219,160        113,240      3,283,960         14,109        409,161
Telefonaktiebolaget LM
Ericsson AB Class B
(Sweden) (NON)                                1,125,477        409,176      2,256,384        820,326        667,999        242,856
Telefonaktiebolaget LM
Ericsson AB ADR
(Sweden) (NON)                                   19,226          6,921             --             --             --             --
Texas Instruments, Inc.                          59,900        884,723        117,400      1,733,998         15,200        224,504
Thomson Multimedia SA
(France) (NON)                                   36,321        572,067             --             --             --             --
TietoEnator OYJ
(Finland)                                        12,705        149,139         30,392        356,760          4,303         50,511
TietoEnator OYJ 144A
(Finland)                                         9,592        112,597         17,039        200,014          1,753         20,578
Tokyo Electron, Ltd.
(Japan)                                           1,900         72,741             --             --             --             --
Transaction Systems
Architects, Inc. (NON)                            7,700         47,740         20,700        128,340         29,349        181,964
Trend Micro, Inc.
(Japan) (NON)                                     3,000         78,870             --             --             --             --
Trimble Navigation, Ltd. (NON)                    9,620         95,238         25,910        256,509             --             --
Unisys Corp. (NON)                                8,000         56,000         18,900        132,300             --             --
United Microelectronics
Corp. (Taiwan) (NON)                          2,529,001      1,717,402      1,111,550        754,835             --             --
United Online, Inc. (NON)                        20,260        194,293         46,960        450,346             --             --
Unova, Inc. (NON)                                95,260        468,679        217,530      1,070,248             --             --
UTStarcom, Inc. (NON)                            15,500        236,685             --             --             --             --
Varian Semiconductor
Equipment (NON)                                   3,690         60,664          9,970        163,907              5             82
Veeco Instruments, Inc. (NON)                     7,000         75,600         18,800        203,040             --             --
Venture Manufacturing,
Ltd. (Singapore)                                  4,000         23,863             --             --             --             --
VERITAS Software Corp. (NON)                      2,703         39,653          6,241         91,555             --             --
Virage Logic Corp. (NON)                          2,810         26,498          7,580         71,479             --             --
Vishay Intertechnology, Inc. (NON)                1,300         11,440          3,000         26,400             --             --
W.W. Grainger, Inc.                              12,960        551,448         25,075      1,066,941          3,655        155,520
Wanadoo (France) (NON)                           43,062        136,159             --             --             --             --
Websense, Inc. (NON)                             11,620        134,908         28,570        331,698          1,043         12,109
Western Digital Corp. (NON)                      87,873        413,003        236,301      1,110,615          9,944         46,737
White Electronic Designs Corp. (NON)                 --             --             --             --             19            142
Xerox Corp. (NON)                                 5,000         24,750         11,600         57,420             --             --
Zarlink Semiconductor,
Inc. (Canada) (NON)                                   1              2             --             --             --             --
Zoran Corp. (NON)                                 7,700         84,700         20,700        227,700             --             --
                                                         -------------                --------------                 -------------
                                                            95,065,597                   144,084,561                    16,926,245

Transportation                                                     1.1%                          0.6%                          0.3%
----------------------------------------------------------------------------------------------------------------------------------
Air France (France)                              38,965        281,060             --             --             --             --
Airborne, Inc.                                   55,090        624,721        125,550      1,423,737         39,541        448,395
Atlantic Coast Airlines, Inc. (NON)                  --             --             --             --          3,128         28,934
Autoroutes du Sud de la
France (ASF) 144A
(France) (NON)                                   17,264        460,581             --             --             --             --
British Airways PLC
(United Kingdom) (NON)                            5,768          8,707             --             --             --             --
Burlington Northern
Santa Fe Corp.                                    4,900        117,208         11,300        270,296             --             --
Canadian National
Railway Co. (Canada)                             25,880        967,644         41,000      1,532,976             --             --
Canadian National
Railway, Ltd. (Canada)                            8,500        317,390         16,600        619,844          2,490         92,977
Cathay Pacific Airways
(Hong Kong)                                      41,000         55,459             --             --             --             --
China Shipping
Development Co. (China)                       1,442,000        310,609             --             --             --             --
Cosco Pacific, Ltd.
(Hong Kong)                                     378,000        264,136             --             --             --             --
CSX Corp.                                         4,300        113,434         10,000        263,800             --             --
Deutsche Lufthansa AG
(Germany) (NON)                                  64,430        592,069             --             --         16,800        154,381
East Japan Railway Co.
(Japan)                                             197        919,290            217      1,012,619             36        167,992
EGL, Inc. (NON)                                  24,390        268,534         55,880        615,239             --             --
EVA Airways Corp.
(Taiwan) (NON)                                  698,000        247,000             --             --             --             --
Exel PLC (United
Kingdom)                                         34,760        343,812             --             --             --             --
Firstgroup PLC (United
Kingdom)                                        179,710        688,823             --             --             --             --
Frontline, Ltd. (Norway) (NON)                  102,990        396,201             --             --             --             --
Grupo Aeroportuario del
Sureste SA de CV ADR
(Mexico)                                         73,511        808,621             --             --             --             --
Korean Air Co., Ltd.
(South Korea) (NON)                              15,120        129,315             --             --             --             --
Mesa Air Group, Inc. (NON)                       52,670        192,246        141,860        517,789             76            277
Mitsui O.S.K Lines, Ltd.
(Japan)                                         172,000        326,421             --             --             --             --
Nippon Express Co., Ltd.
(Japan)                                         143,000        644,980             --             --             --             --
PLUS Expressways Berhad
144A (Malaysia)                                 494,000        250,900             --             --             --             --
Qantas Airways, Ltd.
(Australia)                                     353,078        686,742             --             --             --             --
Singapore Airlines, Ltd.
(Singapore)                                     110,000        594,327             --             --             --             --
Southwest Airlines Co.                            9,000        117,540         20,700        270,342             --             --
Teekay Shipping Corp.
(Bahamas)                                            --             --             --             --          5,026        143,241
TPG NV (Netherlands)                             60,254      1,009,747        102,087      1,710,792         12,932        216,717
Union Pacific Corp.                              42,050      2,433,434         81,900      4,739,553         12,150        703,121
US Xpress Enterprises, Inc. (NON)                    --             --             --             --          6,134         59,991
WAN HAI Lines, Ltd.
(Taiwan)                                        322,000        191,908             --             --             --             --
Werner Enterprises, Inc.                             --             --             --             --         21,690        398,662
                                                         -------------                --------------                 -------------
                                                            14,362,859                    12,976,987                     2,414,688

Utilities & Power                                                  2.2%                          1.7%                          0.6%
----------------------------------------------------------------------------------------------------------------------------------
AES Corp. (The) (NON)                                --             --             --             --         36,058         90,506
AGL Resources, Inc.                               7,640        168,768         17,700        390,993             --             --
Anglian Water AWG PLC
(United Kingdom)                                 16,823        107,139             --             --             --             --
Aquila, Inc.                                         --              -             --              -         72,995        299,280
Atmos Energy Corp.                                7,500        161,250         17,390        373,885             --             --
Avista Corp.                                         --             --             --             --         22,092        247,430
AWG PLC                                       5,248,776          7,428             --             --             --             --
Beijing Datang Power
Generation Company,
Ltd. (China)                                    684,000        256,520             --             --             --             --
Black Hills Corp.                                 9,390        245,924         21,760        569,894             --             --
Chubu Electric Power,
Inc. (Japan)                                     34,200        575,994             --             --             --             --
Cinergy Corp.                                    25,450        799,894         49,970      1,570,557          7,370        231,639
Companhia Energetica de
Minas Gerais (Brazil)                             5,183         27,587             --             --             --             --
Companhia Energetica de
Minas Gerais ADR
(Brazil)                                         20,600        110,210             --             --             --             --
Companhia Paranaense de
Energia-Copel ADR
(Brazil)                                         89,900        172,608             --             --             --             --
Consolidated Edison, Inc.                         2,300         92,506          5,400        217,188             --             --
Constellation Energy
Group, Inc.                                      10,800        267,732         21,100        523,069          3,190         79,080
Dominion Resources, Inc.                          7,700        390,621         15,200        771,096          1,890         95,880
DPL, Inc.                                        44,032        724,326         85,543      1,407,182         12,724        209,310
DTE Energy Co.                                    6,500        264,550         12,700        516,890          1,890         76,923
Duke Energy Corp.                                17,800        347,990         37,350        730,193          3,200         62,560
Dynegy, Inc. Class A (NON)                       21,350         24,766         42,100         48,836        134,947        156,539
E.On AG (Germany) (NON)                          40,723      1,919,372             --             --             --             --
Edison International (NON)                       35,800        358,000         72,800        728,000          8,761         87,610
El Paso Corp.                                    32,000        264,640         64,300        531,761          8,770         72,528
Electrabel SA (Belgium)                           4,629      1,093,166             --             --            974        230,016
Electricidade de
Portugal SA (Portugal)                           42,299         63,111             --             --             --             --
Empresa Nacional de
Electricidad ADR
(Chile)                                          24,300        160,380             --             --             --             --
Entergy Corp.                                    32,650      1,358,240         65,600      2,728,960          7,970        331,552
EVN AG (Australia)                                1,154         50,149             --             --             --             --
Exelon Corp.                                      2,662        126,445          6,187        293,883             --             --
FirstEnergy Corp.                                13,300        397,537         26,100        780,129          3,880        115,973
FPL Group, Inc.                                   1,700         91,460          3,900        209,820             --             --
Hong Kong and China Gas
Co., Ltd. (Hong Kong)                           181,188        242,764             --             --             --             --
Hong Kong Electric
Holdings, Ltd. (Hong
Kong)                                           398,000      1,683,976        465,000      1,967,459         51,000        215,786
Huaneng Power
International, Inc.
Class H (China)                                 300,000        234,633             --             --             --             --
Iberdrola SA (Spain) (NON)                       85,408      1,105,531        142,536      1,845,002         16,896        218,704
Kelda Group PLC (United
Kingdom)                                         45,400        266,647             --             --             --             --
Korea Electric Power
Corp. (South Korea)                             139,120      2,334,342        146,760      2,462,536             --             --
Manila Electric Co.
Class B (Philippines) (NON)                     203,800        132,363             --             --             --             --
NiSource, Inc.                                    1,000         17,230          2,300         39,629             --             --
Northeast Utilities                              26,050        440,245         54,350        918,515          7,970        134,693
Northwestern Corp.                               30,550        298,168         70,800        691,008             --             --
NSTAR                                               400         15,820            900         35,595             --             --
PG&E Corp. (NON)                                 29,750        334,985         64,700        728,522          3,590         40,423
Pinnacle West Capital
Corp.                                             3,000         83,280          7,100        197,096             --             --
PNM Resources, Inc.                              38,600        764,280         89,440      1,770,912              1             20
PPL Corp.                                        10,000        325,400         19,200        624,768          2,890         94,041
Progress Energy, Inc.                            25,050      1,023,793         50,100      2,047,587          6,620        270,559
Public Service
Enterprise Group, Inc.                            2,200         67,100          5,100        155,550             --             --
Puget Energy, Inc.                                  600         12,246          1,400         28,574             --             --
Reliant Energy, Inc. (NON)                       42,000        420,420        100,550      1,006,506         56,720        567,767
Reliant Resources, Inc. (NON)                        --             --             --             --         14,475         25,331
RWE AG (Germany)                                  3,800        112,643             --             --             --             --
Scottish and Southern
Energy PLC (United
Kingdom)                                         80,862        871,015             --              -             --             --
Scottish Power PLC
(United Kingdom)                                266,049      1,442,303        472,715      2,562,680         60,511        328,042
Sempra Energy                                     2,000         39,300          4,600         90,390             --             --
Severn Trent PLC (United
Kingdom)                                         42,534        398,633             --             --             --             --
Sierra Pacific Resources (NON)                   61,740        376,614        143,060        872,666             --             --
Snam Rete Gas SpA
(Italy) (NON)                                   148,900        442,856             --             --             --             --
Southwestern Energy Co. (NON)                    39,000        468,000         90,370      1,084,440             --             --
Suez SA (France) (NON)                           11,055        173,901             --             --             --             --
Tokyo Electric Power Co.
(Japan)                                          31,700        572,954             --             --             --             --
Tokyo Gas Co., Ltd.
(Japan)                                         538,000      1,573,513        754,000      2,205,258         84,000        245,679
Unified Energy Systems
ADR (Russia)                                     28,000        227,500             --             --             --             --
UniSource Energy Corp.                           18,420        280,905         42,690        651,023             --             --
Viridian Group PLC
(United Kingdom)                                 33,800        272,396             --             --             --             --
Vivendi Environnement
(France) (NON)                                   61,037      1,224,306        125,444      2,516,210         11,294        226,539
Williams Companies, Inc. (The)                       --             --             --             --        104,854        236,970
Wisconsin Energy Corp.                              700         17,010          1,600         38,880             --             --
                                                         -------------                --------------                 -------------
                                                            28,925,385                    36,933,142                     4,991,380
                                                         -------------                --------------                 -------------
Total Common Stocks
(cost $1,075,744,196, $1,440,495,311
and $181,814,388)                                         $860,703,586                $1,181,519,358                  $147,727,837
----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                  11.0%                         11.5%                         31.1%
CORPORATE BONDS                               Principal                     Principal                     Principal
AND NOTES (a)                                    Amount          Value         Amount          Value         Amount          Value

Basic Materials                                                    1.5%                          1.1%                          3.5%
----------------------------------------------------------------------------------------------------------------------------------

Acetex Corp. sr. notes
10 7/8s, 2009 (Canada)                         $385,000       $404,250            $--            $--       $265,000       $278,250
Airgas, Inc. company
guaranty 9 1/8s, 2011                           200,000        212,000      1,190,000      1,261,400        910,000        964,600
AK Steel Corp. company
guaranty 7 7/8s, 2009                         1,267,000      1,254,330        875,000        866,250      1,491,000      1,476,090
AK Steel Corp. 144A
company guaranty 7
3/4s, 2012                                       60,000         58,950        695,000        682,838        975,000        957,938
Alcoa, Inc. notes 6
3/4s, 2028                                           --             --      3,575,000      3,988,949      2,310,000      2,577,475
Anker Coal Group, Inc.
company guaranty Ser.
B, 14 1/4s, 2007 (In
default) (NON) (PIK)                            426,325         85,265             --             --        205,800         41,160
Appleton Papers, Inc.
company guaranty Ser.
B, 12 1/2s, 2008                                425,000        448,375             --             --        300,000        316,500
Applied Extrusion
Technologies, Inc.
company guaranty Ser.
B, 10 3/4s, 2011                                360,000        264,600             --             --        180,000        132,300
ARCO Chemical Co. debs.
9.8s, 2020                                           --             --             --             --        240,000        187,200
Avecia Group PLC company
guaranty 11s, 2009
(United Kingdom)                                320,000        315,200             --             --        220,000        216,700
Better Minerals &
Aggregates Co. company
guaranty 13s, 2009                              450,000        387,000             --             --        300,000        258,000
Compass Minerals Group,
Inc. company guaranty
10s, 2011                                       240,000        254,400             --             --        120,000        127,200
Domtar, Inc. notes 7
7/8s, 2011 (Canada)                                  --             --        490,000        564,578        310,000        357,979
Dow Chemical Co. (The)
debs. 8.55s, 2009                                    --             --        335,000        396,915        215,000        254,736
Equistar Chemicals
LP/Equistar Funding
Corp. company guaranty
10 1/8s, 2008                                   820,000        746,200      1,760,000      1,601,600      2,290,000      2,083,900
Four M Corp. sr. notes
Ser. B, 12s, 2006                               595,000        612,850             --             --        310,000        319,300
Georgia Gulf Corp.
company guaranty 10
3/8s, 2007                                      130,000        135,850             --             --         60,000         62,700
Georgia-Pacific Corp.
bonds 7 3/4s, 2029                              265,000        180,590        491,000        334,602        695,000        473,622
Georgia-Pacific Corp.
debs. 9 1/2s, 2011                                8,000          6,876             --             --             --             --
Georgia-Pacific Corp.
notes 8 1/8s, 2011                              320,000        267,027        780,000        650,879      1,045,000        872,011
Hercules, Inc. company
guaranty 11 1/8s, 2007                          850,000        901,000        835,000        885,100      1,345,000      1,425,700
Huntsman ICI Chemicals,
Inc. company guaranty
10 1/8s, 2009                                   815,000        692,750             --             --        575,000        488,750
IMC Global, Inc. company
guaranty Ser. B, 11
1/4s, 2011                                      430,000        466,881             --             --        210,000        228,012
IMC Global, Inc. company
guaranty Ser. B, 10
7/8s, 2008                                      250,000        271,535      1,740,000      1,889,884      1,900,000      2,063,666
International Paper Co.
notes 6 3/4s, 2011                                   --             --        980,000      1,086,555        620,000        687,412
ISP Chemco, Inc. company
guaranty Ser. B, 10
1/4s, 2011                                      590,000        590,000             --             --        450,000        450,000
Kaiser Aluminum &
Chemical Corp. sr. sub.
notes 12 3/4s, 2003 (In
default) (NON)                                1,695,000        203,400             --             --        845,000        101,400
Lyondell Chemical Co.
notes Ser. A, 9 5/8s, 2007                           --             --        983,000        909,275        559,000        517,075
Lyondell Chemical Co.
sec. notes Ser. B, 9
7/8s, 2007                                    1,250,000      1,156,250      1,486,000      1,374,550      2,632,000      2,434,600
Millenium America, Inc.
company guaranty 9
1/4s, 2008                                      624,000        627,120        286,000        287,430        579,000        581,895
Millenium America, Inc.
company guaranty 7s, 2006                            --             --        679,000        635,435        800,000        748,672
Norampac, Inc. sr. notes
9 1/2s, 2008 (Canada)                                --             --        130,000        137,150        120,000        126,600
Norske Skog Canada, Ltd.
company guaranty 8
5/8s, 2011 (Canada)                             410,000        393,600        740,000        710,400        900,000        864,000
Nortek, Inc. sr. notes
Ser. B, 8 7/8s, 2008                            600,000        603,000             --             --        300,000        301,500
Nortek, Inc. sr. sub.
notes Ser. B, 9 7/8s, 2011                       40,000         38,800             --             --         20,000         19,400
Nortek, Inc. 144A sr.
notes Ser. B, 9 1/8s, 2007                      140,000        141,050             --             --         70,000         70,525
Noveon, Inc. company
guaranty Ser. B, 11s, 2011                      250,000        270,000             --             --        120,000        129,600
OM Group, Inc. company
guaranty 9 1/4s, 2011                           380,000        374,300             --             --        190,000        187,150
Oregon Steel Mills, Inc.
144A 1st mtge. 10s, 2009                        410,000        407,950        400,000        398,000        765,000        761,175
P&L Coal Holdings Corp.
company guaranty Ser.
B, 9 5/8s, 2008                                 260,000        273,975             --             --        123,000        129,611
Pacifica Papers, Inc.
sr. notes 10s, 2009
(Canada)                                        610,000        610,000             --             --        340,000        340,000
PCI Chemicals Canada
sec. sr. notes 10s,
2008 (Canada)                                    73,818         47,982             --             --         19,672         12,787
Pioneer Companies, Inc.
sec. FRN 5.298s, 2006                            24,606         15,748             --             --          6,557          4,196
Polymer Group, Inc.
company guaranty Ser.
B, 9s, 2007 (In
default) (NON)                                   30,000          5,700             --             --        130,000         24,700
Polymer Group, Inc.
company guaranty Ser.
B, 8 3/4s, 2008 (In
default) (NON)                                  450,000         85,500             --             --        110,000         20,900
Potlatch Corp. company
guaranty 10s, 2011                              730,000        790,225             --             --        340,000        368,050
Premium Standard Farms,
Inc. sr. notes 9 1/4s, 2011                     800,000        544,000        175,000        119,000        615,000        418,200
Riverwood International
Corp. company guaranty
10 7/8s, 2008                                   775,000        782,750             --             --        535,000        540,350
Riverwood International
Corp. company guaranty
10 5/8s, 2007                                        --             --             --             --        190,000        195,700
Royster-Clark, Inc. 1st
mtge. 10 1/4s, 2009                             495,000        346,500             --             --        450,000        315,000
Sterling Chemicals
Holdings sr. disc.
notes 13 1/2s, 2008 (In
default) (NON)                                  370,000          1,850             --             --        100,000            500
Sterling Chemicals, Inc.
company guaranty Ser.
B, 12 3/8s, 2006 (In
default) (NON)                                  300,000        306,000             --             --        200,000        204,000
Stone Container Corp.
sr. notes 9 3/4s, 2011                          920,000        947,600             --             --        600,000        618,000
Tembec Industries, Inc.
company guaranty 8
5/8s, 2009 (Canada)                             890,000        894,450      1,080,000      1,085,400      1,700,000      1,708,500
Tembec Industries, Inc.
company guaranty 8
1/2s, 2011 (Canada)                                  --             --         65,000         65,325        180,000        180,900
Texas Petrochemical
Corp. sr. sub. notes
Ser. B, 11 1/8s, 2006                           140,000         91,000             --             --         70,000         45,500
United States Steel, LLC
sr. notes 10 3/4s, 2008                         330,000        325,050             --             --        163,000        160,555
WCI Steel, Inc. sr.
notes Ser. B, 10s, 2004                         700,000        266,000             --             --        350,000        133,000
Weyerhaeuser Co. 144A
notes 6 3/4s, 2012                                   --             --      3,100,000      3,357,951      1,965,000      2,128,508
Wheeling-Pittsburgh
Steel Corp. sr. notes 9
1/4s, 2007 (In default) (NON)                        --             --             --             --        250,000          7,500
WHX Corp. sr. notes 10
1/2s, 2005                                      320,000        256,000             --             --        130,000        104,000
                                                         -------------                 -------------                 -------------
                                                            19,361,729                    23,289,466                    31,805,250

Capital Goods                                                      1.0%                          0.7%                          2.2%
----------------------------------------------------------------------------------------------------------------------------------

AEP Industries, Inc. sr.
sub. notes 9 7/8s, 2007                         405,000        392,850             --             --        290,000        281,300
AGCO Corp. company
guaranty 9 1/2s, 2008                           930,000        986,963             --             --        460,000        488,175
Allied Waste North
America, Inc. company
guaranty Ser. B, 10s, 2009                    2,430,000      2,259,900             --             --      1,380,000      1,283,400
Allied Waste North
America, Inc. company
guaranty Ser. B, 8
7/8s, 2008                                      105,000        100,800             --             --         75,000         72,000
Allied Waste North
America, Inc. company
guaranty Ser. B, 8
1/2s, 2008                                       25,000         23,625             --             --         20,000         18,900
Allied Waste North
America, Inc. company
guaranty Ser. B, 7
5/8s, 2006                                           --             --        466,000        448,525        325,000        312,813
Argo-Tech Corp. company
guaranty Ser. D, 8
5/8s, 2007                                      100,000         78,000             --             --        230,000        179,400
Argo-Tech Corp. 144A
company guaranty 8
5/8s, 2007                                      420,000        327,600             --             --        135,000        105,300
Ball Corp. company
guaranty 8 1/4s, 2008                                --             --        285,000        292,838        285,000        292,838
BE Aerospace, Inc. sr.
sub. notes 9 1/2s, 2008                         145,000        109,475             --             --        210,000        158,550
BE Aerospace, Inc. sr.
sub. notes Ser. B, 8s, 2008                     610,000        439,200             --             --        250,000        180,000
Berry Plastics Corp.
company guaranty 10
3/4s, 2012                                      260,000        269,100             --             --        190,000        196,650
Blount, Inc. company
guaranty 13s, 2009                              635,000        387,350             --             --        440,000        268,400
Briggs & Stratton
company guaranty 8
7/8s, 2011                                      510,000        545,404        540,000        577,487      1,000,000      1,069,420
Browning-Ferris
Industries, Inc. debs.
7.4s, 2035                                           --             --      1,360,000      1,060,800      1,892,000      1,475,760
Buhrmann US, Inc.
company guaranty 12
1/4s, 2009                                      400,000        406,000             --             --        200,000        203,000
Case Corp. notes 7 1/4s, 2016                   410,000        291,100        790,000        560,900        860,000        610,600
Day International Group,
Inc. company guaranty 9
1/2s, 2008                                      550,000        423,500             --             --        200,000        154,000
Decrane Aircraft
Holdings Co. company
guaranty Ser. B, 12s, 2008                           --             --             --             --        150,000        121,500
Earle M. Jorgensen Co.
sec. notes 9 3/4s, 2012                         170,000        167,450             --             --        120,000        118,200
Flowserve Corp. company
guaranty 12 1/4s, 2010                          522,000        537,660             --             --        260,000        267,800
Hexcel Corp. sr. sub.
notes 9 3/4s, 2009                              590,000        407,100             --             --        280,000        193,200
Insilco Holding Co. sr.
disc. notes
stepped-coupon zero %
(14s, 8/15/03), 2008 (STP)                      320,000         16,000             --             --        150,000          7,500
L-3 Communications Corp.
company guaranty Ser.
B, 8s, 2008                                     300,000        309,000             --             --         80,000         82,400
L-3 Communications Corp.
sr. sub. notes 8 1/2s, 2008                          --             --             --             --        280,000        288,400
L-3 Communications Corp.
144A sr. sub. notes 7
5/8s, 2012                                           --             --        855,000        880,650        870,000        896,100
Litton Industries, Inc.
sr. notes 8s, 2009                                   --             --        390,000        452,213        250,000        289,880
Lockheed Martin Corp.
bonds 8 1/2s, 2029                                   --             --      1,470,000      1,943,516        950,000      1,256,014
Moog, Inc. sr. sub.
notes Ser. B, 10s, 2006                         360,000        361,800             --             --        180,000        180,900
Motors and Gears, Inc.
sr. notes Ser. D, 10
3/4s, 2006                                      435,000        400,200             --             --        305,000        280,600
Northrop Grumman Corp.
company guaranty 7
1/8s, 2011                                           --             --        905,000      1,035,338        580,000        663,532
Owens-Brockway Glass
company guaranty 8
7/8s, 2009                                           --             --      1,193,000      1,204,930      1,448,000      1,462,480
Owens-Illinois, Inc.
debs. 7 1/2s, 2010                              220,000        183,700             --             --         10,000          8,350
Owens-Illinois, Inc. sr.
notes 8.1s, 2007                                 10,000          9,100             --             --        190,000        172,900
Owens-Illinois, Inc. sr.
notes 7.35s, 2008                               710,000        607,050             --             --        270,000        230,850
Pliant Corp. company
guaranty 13s, 2010                                   --             --             --             --        160,000        153,600
Raytheon Co. notes 8.3s, 2010                        --             --      1,045,000      1,228,910        700,000        823,193
Raytheon Co. notes 6
3/4s, 2007                                           --             --      1,410,000      1,560,151        905,000      1,001,373
Roller Bearing Company
of America company
guaranty Ser. B, 9
5/8s, 2007                                      370,000        355,200             --             --        230,000        220,800
Tekni-Plex, Inc. company
guaranty Ser. B, 12
3/4s, 2010                                      700,000        686,000             --             --        350,000        343,000
Terex Corp. company
guaranty 8 7/8s, 2008                           130,000        125,450             --             --         60,000         57,900
Terex Corp. company
guaranty Ser. B, 10
3/8s, 2011                                      120,000        120,000             --             --         60,000         60,000
Terex Corp. company
guaranty Ser. D, 8
7/8s, 2008                                      620,000        589,000             --             --        320,000        304,000
Waste Management, Inc.
sr. notes 7 3/8s, 2010                        1,375,000      1,443,145      2,535,000      2,660,635      3,110,000      3,264,131
                                                         -------------                 -------------                 -------------
                                                            13,358,722                    13,906,893                    20,099,109

Communication Services                                             0.6%                          0.6%                          1.5%
----------------------------------------------------------------------------------------------------------------------------------
Airgate PCS, Inc. sr.
sub. notes
stepped-coupon zero %
(13 1/2s, 10/1/04), 2009 (STP)                  860,000         86,000             --             --        520,000         52,000
Alamosa Delaware, Inc.
company guaranty 13
5/8s, 2011                                      440,000         94,600             --             --        220,000         47,300
Alamosa Delaware, Inc.
company guaranty 12
1/2s, 2011                                       80,000         16,000             --             --         40,000          8,000
Alamosa PCS Holdings,
Inc. company guaranty
stepped-coupon zero %
(12 7/8s, 2/15/05), 2010 (STP)                  230,000         18,400             --             --        120,000          9,600
Allegiance Telecom, Inc.
sr. notes 12 7/8s, 2008                         220,000         37,400             --             --        110,000         18,700
American Cellular Corp.
company guaranty 9
1/2s, 2009                                      600,000         81,000             --             --        400,000         54,000
American Tower Corp. sr.
notes 9 3/8s, 2009                              720,000        424,800             --             --        470,000        277,300
Arch Communications,
Inc. sr. notes 13 3/4s,
2008 (In default) (NON)                          80,000            400             --             --         40,000            200
Asia Global Crossing,
Ltd. sr. notes 13 3/8s,
2010 (Bermuda) (In
default) (NON)                                  190,000         30,400             --             --        100,000         16,000
AT&T Corp. notes 6s,
2009                                                 --             --      1,955,000      1,768,415      1,245,000      1,126,177
AT&T Wireless Services,
Inc. sr. notes 7 7/8s, 2011                          --             --        225,000        172,125        145,000        110,925
Birch Telecommunications,
Inc. sr. notes 14s,
2008 (In default) (NON)                         340,000             34             --             --        300,000             30
British Telecommunications PLC
bonds 8 7/8s, 2030
(United Kingdom)                                     --             --      1,810,000      2,157,158        985,000      1,173,923
British Telecommunications PLC
notes 8 3/8s, 2010
(United Kingdom)                                     --             --             --             --         60,000         70,369
Call-Net Enterprises,
Inc. company guaranty
10 5/8s, 2008 (Canada)
(In default) (NON)                               97,176         29,153             --             --         26,072          7,822
CenturyTel, Inc. 144A
sr. notes 7 7/8s, 2012                               --             --        225,000        237,908        145,000        153,319
Crown Castle
International Corp. sr.
notes 10 3/4s, 2011                             330,000        229,350             --             --        160,000        111,200
Crown Castle
International Corp. sr.
notes 9 3/8s, 2011                              670,000        425,450             --             --        340,000        215,900
Deutsche Telekom
International Finance
BV bonds 8s, 2010
(Netherlands)                                        --             --        490,000        539,000        310,000        341,000
Deutsche Telekom
International Finance
BV company guaranty FRN
8 1/4s, 2030
(Netherlands)                                        --             --        670,000        712,679        340,000        364,072
Deutsche Telekom
International Finance
BV company guaranty FRN
7 3/4s, 2005
(Netherlands)                                        --             --        630,000        672,960        530,000        566,141
Dobson Communications
Corp. sr. notes 10
7/8s, 2010                                      491,000        353,520             --             --             --             --
Dobson/Sygnet
Communications, Inc.
sr. notes 12 1/4s, 2008                         300,000        189,000             --             --        540,000        340,200
Equinix, Inc. sr. notes
13s, 2007 (In default) (NON)                    570,000         57,000             --             --        470,000         47,000
Firstworld Communication
Corp. sr. disc. notes
stepped-coupon zero %
(13s, 4/15/03), 2008
(In default) (NON) (STP)                        520,000         48,100             --             --        360,000         33,300
Flag, Ltd. 144A sr.
notes 8 1/4s, 2008
(Bermuda) (In default) (NON)                    470,000         11,750        105,000          2,625        320,000          8,000
France Telecom notes 7
3/4s, 2011 (France)                                  --             --      1,445,000      1,576,307        925,000      1,009,055
Globix Corp. sr. notes
12 1/2s, 2010 (In
default) (NON)                                  405,000         66,825             --             --        210,000         34,650
Horizon PCS, Inc.
company guaranty 13
3/4s, 2011                                      170,000         34,000             --             --        180,000         36,000
iPCS, Inc. sr. disc.
notes stepped-coupon
zero % (14s, 7/15/05),
2010 (STP)                                      500,000         25,000             --             --        260,000         13,000
IWO Holdings, Inc.
company guaranty 14s,
2011                                            390,000         78,000             --             --        190,000         38,000
Knology Holdings, Inc.
sr. disc. notes
stepped-coupon zero %
(11 7/8s, 10/15/02),
2007 (STP)                                       45,000         17,550             --             --         20,000          7,800
Leap Wireless
International, Inc.
company guaranty 12
1/2s, 2010                                      375,000         30,000             --             --        180,000         14,400
Metrocall, Inc. sr. sub.
notes 9 3/4s, 2007 (In
default) (NON)                                   70,000          1,400             --             --         30,000            600
Metromedia Fiber
Network, Inc. sr. notes
10s, 2009 (In default) (NON)                     90,000            900             --             --         20,000            200
Metromedia Fiber
Network, Inc. sr. notes
Ser. B, 10s, 2008 (In
default) (NON)                                  820,000          8,200             --             --        440,000          4,400
Microcell
Telecommunications sr.
disc. notes Ser. B,
14s, 2006 (Canada)                              520,000          3,900             --             --        260,000          1,950
Millicom International
Cellular SA sr. disc.
notes 13 1/2s, 2006
(Luxembourg)                                    450,000        126,000             --             --        224,000         62,720
Nextel Communications,
Inc. sr. notes 12s, 2008                        110,000         92,400             --             --        570,000        478,800
Nextel Communications,
Inc. sr. notes 9 1/2s, 2011                   1,675,000      1,289,750             --             --        485,000        373,450
Nextel Partners, Inc.
sr. notes 12 1/2s, 2009                         240,000        175,200             --             --        120,000         87,600
Nextel Partners, Inc.
sr. notes 11s, 2010                             450,000        297,000             --             --         40,000         26,400
Nextel Partners, Inc.
sr. notes 11s, 2010                              85,000         56,100             --             --        230,000        151,800
NorthEast Optic Network,
Inc. sr. notes 12 3/4s,
2008 (In default) (NON)                         450,000         56,250             --             --        240,000         30,000
Orbital Imaging Corp.
sr. notes Ser. B, 11
5/8s, 2005 (In default) (NON)                   415,000         49,800             --             --        100,000         12,000
PanAmSat Corp. 144A sr.
notes 8 3/4s, 2012                              475,000        391,875      1,460,000      1,204,500      1,775,000      1,464,375
Qwest Capital Funding,
Inc. company guaranty 7
1/4s, 2011                                    2,320,000      1,020,800             --             --      1,680,000        739,200
Rhythms Netconnections,
Inc. sr. notes Ser. B,
14s, 2010 (In default) (NON)                         --             --             --             --        158,348          7,917
Rogers Cablesystems,
Ltd. debs. 9 3/8s, 2008
(Canada)                                             --             --        340,000        244,800        830,000        597,600
Rogers Cablesystems,
Ltd. sr. notes Ser. B,
10s, 2005 (Canada)                               70,000         69,300             --             --         40,000         39,600
Rogers Cablesystems,
Ltd. sr. sub. notes
8.8s, 2007 (Canada)                             410,000        217,300        950,000        503,500        585,000        310,050
Rogers Wireless, Inc.
sec. notes 9 5/8s, 2011
(Canada)                                        140,000        100,800             --             --        180,000        129,600
Rural Cellular Corp. sr.
sub. notes Ser. B, 9
5/8s, 2008                                      505,000        267,650             --             --        370,000        196,100
SBA Communications Corp.
sr. notes 10 1/4s, 2009                         500,000        260,000             --             --        310,000        161,200
Sprint Capital Corp.
company guaranty 7
1/8s, 2006                                           --             --      1,015,000        761,250        650,000        487,500
Startec Global
Communications Corp.
sr. notes 12s, 2008 (In
default) (NON)                                  390,000          7,800             --             --         90,000          1,800
Tele1 Europe BV sr.
notes 13s, 2009
(Netherlands)                                   180,000         19,800             --             --         90,000          9,900
Time Warner Telecom,
Inc. sr. notes 9 3/4s, 2008                     800,000        344,000             --             --        405,000        174,150
Triton PCS, Inc. company
guaranty 9 3/8s, 2011                           550,000        374,000             --             --        280,000        190,400
Triton PCS, Inc. company
guaranty 8 3/4s, 2011                           110,000         72,600             --             --         50,000         33,000
TSI Telecommunication
Services, Inc. company
guaranty Ser. B, 12
3/4s, 2009                                      190,000        159,600             --             --        120,000        100,800
UbiquiTel Operating Co.
company guaranty
stepped-coupon zero %
(14s, 4/15/05), 2010 (STP)                      855,000         38,475             --             --        550,000         24,750
US UnWired, Inc. company
guaranty stepped-coupon
Ser. B, zero % (13
3/8s, 11/1/04), 2009 (STP)                      700,000         84,000             --             --        350,000         42,000
Verizon Global Funding
Corp. notes 7 3/4s, 2030                             --             --      2,645,000      2,670,392      1,535,000      1,549,736
Williams Communications
Group, Inc. sr. notes
11 7/8s, 2010 (In
default) (NON)                                  370,000         37,925             --             --        260,000         26,650
Williams Communications
Group, Inc. sr. notes
11.7s, 2008 (In
default) (NON)                                  210,000         21,525             --             --             --             --
Williams Communications
Group, Inc. sr. notes
10.7s, 2007 (In
default) (NON)                                  130,000         13,325             --             --         80,000          8,200
                                                         -------------                 -------------                 -------------
                                                             8,041,407                    13,223,619                    13,829,831

Conglomerates                                                      0.1%                          0.1%                          0.4%
----------------------------------------------------------------------------------------------------------------------------------

Honeywell International,
Inc. notes 6 7/8s, 2005                              --             --        385,000        426,749        245,000        271,568
Tyco International Group
SA company guaranty 6
3/4s, 2011 (Luxembourg)                         280,000        229,600        525,000        430,500        745,000        610,900
Tyco International Group
SA company guaranty 6
3/8s, 2005 (Luxembourg)                         380,000        324,900        705,000        602,775      1,000,000        855,000
Tyco International Group
SA notes 6 3/8s, 2011
(Luxembourg)                                    800,000        648,000      1,480,000      1,198,800      2,095,000      1,696,950
                                                         -------------                 -------------                 -------------
                                                             1,202,500                     2,658,824                     3,434,418

Consumer Cyclicals                                                 3.1%                          2.4%                          7.5%
----------------------------------------------------------------------------------------------------------------------------------

Amazon.com, Inc. sr.
sub. notes
stepped-coupon zero %
(10s, 5/1/03), 2008 (STP)                       640,000        582,400             --             --        320,000        291,200
American Standard
Companies, Inc. company
guaranty 7 5/8s, 2010                           515,000        533,025        930,000        962,550      1,325,000      1,371,375
American Standard
Companies, Inc. company
guaranty 7 3/8s, 2005                            90,000         91,800             --             --             --             --
American Standard
Companies, Inc. company
guaranty 7 1/8s, 2003                           240,000        241,200             --             --        110,000        110,550
Ameristar Casinos, Inc.
company guaranty 10
3/4s, 2009                                      350,000        383,250             --             --        170,000        186,150
Argosy Gaming Co.
company guaranty 10
3/4s, 2009                                      700,000        756,000             --             --        340,000        367,200
Argosy Gaming Co. sr.
sub. notes 9s, 2011                              20,000         20,800             --             --             --             --
Asbury Automotive Group,
Inc. company guaranty
9s, 2012                                        210,000        189,000             --             --        150,000        135,000
Atrium Companies, Inc.
company guaranty Ser.
B, 10 1/2s, 2009                                180,000        174,600             --             --         50,000         48,500
Autonation, Inc. company
guaranty 9s, 2008                               750,000        768,750        710,000        727,750      1,200,000      1,230,000
Beazer Homes USA, Inc.
company guaranty 8
5/8s, 2011                                      430,000        434,300        298,000        300,980        511,000        516,110
Belo Corp. sr. notes 7
1/8s, 2007                                      370,000        392,392             --             --        180,000        190,894
Boyd Gaming Corp. sr.
sub. notes 9 1/2s, 2007                         350,000        361,375             --             --        250,000        258,125
Building Materials Corp.
company guaranty 8s,
2008                                            155,000        125,550             --             --        110,000         89,100
CanWest Media, Inc. sr.
sub. notes 10 5/8s,
2011 (Canada)                                   415,000        439,900             --             --        210,000        222,600
Circus Circus
Enterprises, Inc. sr.
sub. deb. 7 5/8s, 2013                               --             --        440,000        407,000        410,000        379,250
Coinmach Corp. sr. notes
9s, 2010                                        660,000        684,750             --             --        460,000        477,250
Collins & Aikman
Products, Inc. company
guaranty 11 1/2s, 2006                          230,000        209,300             --             --        240,000        218,400
Collins & Aikman
Products, Inc. company
guaranty 10 3/4s, 2011                          540,000        525,150             --             --        280,000        272,300
D.R. Horton, Inc.
company guaranty 10s, 2006                      120,000        121,200             --             --        290,000        292,900
D.R. Horton, Inc.
company guaranty 8
1/2s, 2012                                           --             --             --             --         40,000         40,500
D.R. Horton, Inc.
company guaranty 8
3/8s, 2004                                           --             --        510,000        515,100        730,000        737,300
D.R. Horton, Inc.
company guaranty 8s, 2009                       450,000        436,500        810,000        785,700        540,000        523,800
D.R. Horton, Inc. sr.
notes 7 7/8s, 2011                                   --             --             --             --         60,000         57,900
DaimlerChrysler Corp.
company guaranty 8
1/2s, 2031                                           --             --        500,000        587,225        315,000        369,952
DaimlerChrysler NA
Holding Corp. company
guaranty 7.3s, 2012                                  --             --      2,780,000      3,058,006      1,815,000      1,996,504
Dana Corp. notes 9s, 2011                       285,000        267,900      1,610,000      1,513,400      1,840,000      1,729,600
Dana Corp. notes 7s, 2029                        70,000         50,400             --             --         40,000         28,800
Dana Corp. notes 6 1/4s, 2004                   180,000        172,800             --             --         90,000         86,400
Dayton Superior Corp.
company guaranty 13s, 2009                      475,000        399,000             --             --        240,000        201,600
Del Webb Corp. sr. sub.
deb. 9 3/8s, 2009                               150,000        159,375        535,000        568,438        675,000        717,188
Delco Remy
International, Inc.
company guaranty 11s, 2009                      250,000        170,000             --             --        120,000         81,600
Delco Remy
International, Inc.
company guaranty 10
5/8s, 2006                                       20,000         13,600             --             --         20,000         13,600
Dillards, Inc. notes
6.43s, 2004                                          --             --        185,000        183,252        190,000        188,205
Dura Operating Corp.
company guaranty Ser.
D, 9s, 2009                                     780,000        719,550             --             --        560,000        516,600
Exide Corp. sr. notes
10s, 2005 (In default) (NON)                    180,000         27,900             --             --        110,000         17,050
Federal Mogul Corp.
notes 7 3/4s, 2006 (In
default) (NON)                                  430,000         98,900             --             --        250,000         57,500
Federal Mogul Corp.
notes 7 3/8s, 2006 (In
default) (NON)                                   90,000         20,700             --             --             --             --
Felcor Lodging LP
company guaranty 9
1/2s, 2008 (R)                                  365,000        361,350      1,265,000      1,252,350      1,515,000      1,499,850
Felcor Lodging LP
company guaranty 8
1/2s, 2008 (R)                                  500,000        462,500             --             --        265,000        245,125
Fitzgeralds Gaming Corp.
company guaranty Ser.
B, 12 1/4s, 2004 (In
default) (NON)                                  133,127         46,761             --             --         36,866         12,949
Ford Motor Co. bonds 6
5/8s, 2028                                           --             --      1,975,000      1,480,914      1,260,000        944,786
Ford Motor Credit Corp.
notes 7 3/8s, 2009                                   --             --      2,095,000      2,007,136        720,000        689,803
Ford Motor Credit Corp.
notes 6 1/2s, 2007                                   --             --      1,905,000      1,833,574      1,305,000      1,256,071
Ford Motor Credit Corp.
sr. notes 5.8s, 2009                                 --             --      1,750,000      1,564,815        960,000        858,413
Galey & Lord, Inc.
company guaranty 9
1/8s, 2008 (In default) (NON)                   370,000         59,663             --             --        180,000         29,025
Garden State Newspapers,
Inc. sr. sub. notes 8
5/8s, 2011                                       50,000         48,500             --             --         90,000         87,300
Garden State Newspapers,
Inc. sr. sub. notes
Ser. B, 8 3/4s, 2009                            395,000        389,075             --             --        145,000        142,825
General Motors
Acceptance Corp. bonds
8s, 2031                                             --             --        560,000        542,416        355,000        343,853
General Motors
Acceptance Corp. notes
6 7/8s, 2011                                         --             --      2,575,000      2,519,174      1,555,000      1,521,288
General Motors
Acceptance Corp. notes
6 1/8s, 2006                                         --             --      2,895,000      2,899,400      1,895,000      1,897,880
Goodyear Tire & Rubber
Co. (The) notes 7.857s, 2011                    310,000        259,625        797,000        667,488      1,045,000        875,188
Harrah's Operating
Company, Inc. company
guaranty 7 1/2s, 2009                           485,000        527,651        730,000        794,196      1,035,000      1,126,018
Hasbro, Inc. notes
7.95s, 2003                                     180,000        180,900             --             --        230,000        231,150
Hasbro, Inc. notes
6.15s, 2008                                          --             --      1,300,000      1,215,500        900,000        841,500
Hasbro, Inc. notes 5.6s, 2005                   550,000        519,750             --             --        270,000        255,150
Hayes Lemmerz
International, Inc.
144A company guaranty
11 7/8s, 2006 (In
default) (NON)                                  250,000        157,500             --             --         80,000         50,400
Herbst Gaming, Inc. sec.
notes Ser. B, 10 3/4s, 2008                     185,000        191,475             --             --        110,000        113,850
Hilton Hotels Corp.
notes 8 1/4s, 2011                              520,000        533,000      1,625,000      1,665,625      1,980,000      2,029,500
HMH Properties, Inc.
company guaranty Ser.
B, 7 7/8s, 2008                               1,710,000      1,594,575      2,640,000      2,461,800      3,785,000      3,529,513
Hollinger International
Publishing, Inc.
company guaranty 9
1/4s, 2007                                      250,000        256,250             --             --        120,000        123,000
Hollinger Participation
Trust 144A sr. notes 12
1/8s, 2010 (Canada) (PIK)                       279,248        242,946             --             --        134,038        116,613
Hollywood Casino Corp.
company guaranty 11
1/4s, 2007                                      560,000        599,200             --             --        280,000        299,600
Hollywood Park, Inc.
company guaranty Ser.
B, 9 1/4s, 2007                                 280,000        242,200             --             --        140,000        121,100
Horseshoe Gaming
Holdings company
guaranty 8 5/8s, 2009                           745,000        774,800             --             --        525,000        546,000
Interact Operating Co.
notes 14s, 2003 (PIK)                           280,509             28             --             --         63,112              6
International Game
Technology sr. notes 8
3/8s, 2009                                      790,000        860,113        940,000      1,023,425      1,470,000      1,600,463
International Game
Technology sr. notes 7
7/8s, 2004                                           --             --        295,000        308,275        360,000        376,200
ITT Corp. notes 6 3/4s, 2005                    500,000        486,315      1,190,000      1,157,430      1,400,000      1,361,682
J. Crew Operating Corp.
144A sr. sub. notes 10
3/8s, 2007                                      280,000        229,600             --             --        135,000        110,700
JC Penney Company, Inc.
debs. 7.4s, 2037                                     --             --        215,000        205,325        885,000        845,175
JC Penney Company, Inc.
notes 7.6s, 2007                                155,000        149,575        815,000        786,475        280,000        270,200
JC Penney Company, Inc.
144A notes 9s, 2012                             440,000        424,600             --             --        320,000        308,800
John Q. Hammons Hotels
LP/John Q. Hammons
Hotels Finance Corp.
III 1st mtge. Ser. B, 8
7/8s, 2012                                      440,000        424,600             --             --        310,000        299,150
Jostens, Inc. sr. sub.
notes 12 3/4s, 2010                             630,000        699,300             --             --        435,000        482,850
K. Hovnanian
Enterprises, Inc.
company guaranty 10
1/2s, 2007                                       80,000         83,200             --             --         50,000         52,000
K. Hovnanian
Enterprises, Inc.
company guaranty 9
1/8s, 2009                                      220,000        212,300             --             --        100,000         96,500
KB Home sr. sub. notes 9
1/2s, 2011                                      720,000        727,200        690,000        696,900      1,040,000      1,050,400
Key3media Group, Inc.
company guaranty 11
1/4s, 2011                                      240,000         26,400             --             --        120,000         13,200
Kmart Corp. debs. 7
3/4s, 2012 (In default) (NON)                    10,000          1,800             --             --             --             --
Kmart Corp. med. term
notes 8.85s, 2011 (In
default) (NON)                                  140,000         30,800             --             --             --             --
Kmart Corp. 144A notes 9
7/8s, 2008 (In default) (NON)                   240,000         48,000             --             --        270,000         54,000
Lamar Media Corp.
company guaranty 9
5/8s, 2006                                      560,000        587,300             --             --        335,000        351,331
Lamar Media Corp. sr.
sub. notes 9 1/4s, 2007                         105,000        109,856        495,000        517,894        505,000        528,356
Lear Corp. company
guaranty Ser. B, 8.11s, 2009                         --             --        108,000        112,547        111,000        115,673
Lear Corp. company
guaranty Ser. B, 7.96s, 2005                  1,210,000      1,252,265      1,360,000      1,407,505      2,090,000      2,163,004
Lear Corp. sr. notes 8
1/8s, 2008                                           --             --        250,000        247,025        349,000        344,847
Lennar Corp. company
guaranty Ser. B, 9.95s, 2010                    370,000        397,750        530,000        569,750        690,000        741,750
Lennar Corp. sr. notes 7
5/8s, 2009                                      480,000        487,200             --             --        275,000        279,125
Levi Strauss & Co. sr.
notes 11 5/8s, 2008                             810,000        643,950        560,000        445,200        960,000        763,200
M.D.C. Holdings, Inc.
sr. notes 8 3/8s, 2008                           60,000         59,700             --             --         30,000         29,850
Majestic Investor
Holdings/Capital Corp.
company guaranty
11.653s, 2007                                   580,000        548,100             --             --        400,000        378,000
Mandalay Resort Group
sr. notes 9 1/2s, 2008                           90,000         97,538        730,000        791,138        850,000        921,188
Mandalay Resort Group
sr. sub. notes Ser. B,
10 1/4s, 2007                                   395,000        425,612             --             --        270,000        290,925
Meristar Hospitality
Corp. company guaranty
9 1/8s, 2011 (R)                                460,000        407,100             --             --        310,000        274,350
MGM Mirage, Inc. company
guaranty 8 3/8s, 2011                         1,325,000      1,374,688      1,956,000      2,029,350      2,956,000      3,066,850
Mohegan Tribal Gaming
Authority sr. notes 8
1/8s, 2006                                      190,000        197,125        460,000        477,250        270,000        280,125
Mohegan Tribal Gaming
Authority sr. sub.
notes 8 3/4s, 2009                              500,000        522,500             --             --        636,000        664,620
Mohegan Tribal Gaming
Authority sr. sub.
notes 8 3/8s, 2011                                   --             --        561,000        575,025        590,000        604,750
NBTY, Inc. sr. sub.
notes Ser. B, 8 5/8s, 2007                      250,000        252,500             --             --        130,000        131,300
Park Place Entertainment
Corp. sr. notes 7 1/2s, 2009                         --             --        180,000        181,800             --             --
Park Place Entertainment
Corp. sr. sub. notes 9
3/8s, 2007                                           --             --      1,110,000      1,182,150      1,305,000      1,389,825
Park Place Entertainment
Corp. sr. sub. notes 8
7/8s, 2008                                      770,000        808,500             --             --        520,000        546,000
Pegasus Satellite sr.
notes 12 3/8s, 2006                             370,000        181,300             --             --        200,000         98,000
Penn National Gaming,
Inc. company guaranty
Ser. B, 11 1/8s, 2008                           300,000        324,000             --             --        200,000        216,000
Penn National Gaming,
Inc. sr. sub. notes 8
7/8s, 2010                                       20,000         20,050             --             --         20,000         20,050
Perry-Judd company
guaranty 10 5/8s, 2007                          265,000        251,750             --             --        130,000        123,500
PRIMEDIA, Inc. company
guaranty 8 7/8s, 2011                           370,000        277,500             --             --        200,000        150,000
PRIMEDIA, Inc. company
guaranty 7 5/8s, 2008                           510,000        377,400             --             --        260,000        192,400
PRIMEDIA, Inc. company
guaranty Ser. B, 8
1/2s, 2006                                      265,000        216,638             --             --        305,000        249,338
Quebecor Media, Inc. sr.
disc. notes
stepped-coupon zero %
(13 3/4s, 7/15/06),
2011 (Canada) (STP)                             370,000        166,500             --             --        180,000         81,000
Quebecor Media, Inc. sr.
notes 11 1/8s, 2011
(Canada)                                        530,000        429,300        995,000        805,950      1,280,000      1,036,800
Russell Corp. 144A sr.
notes 9 1/4s, 2010                              170,000        176,800        130,000        135,200        240,000        249,600
Ryland Group, Inc. sr.
notes 9 3/4s, 2010                              560,000        599,200        584,000        624,880        270,000        288,900
Ryland Group, Inc. sr.
notes 8s, 2006                                       --             --             --             --        450,000        454,500
Saks, Inc. company
guaranty 8 1/4s, 2008                                --             --      1,058,000        973,360      1,071,000        985,320
Saks, Inc. company
guaranty 7 1/2s, 2010                           960,000        825,600             --             --        780,000        670,800
Samsonite Corp. sr. sub.
notes 10 3/4s, 2008                             545,000        433,275             --             --        380,000        302,100
Schuler Homes, Inc.
company guaranty 9
3/8s, 2009                                           --             --        468,000        477,360        469,000        478,380
Schuler Homes, Inc.
company guaranty 9s, 2008                            --             --             --             --         10,000         10,000
Sealy Mattress Co. sr.
sub. notes Ser. B, 9
7/8s, 2007                                      501,000        403,305             --             --        337,000        271,285
Sears Roebuck Acceptance
Corp. bonds 7s, 2032                                 --             --      1,940,000      1,924,732      1,220,000      1,210,399
Standard Pacific Corp.
sr. notes 9 1/2s, 2010                          500,000        505,000             --             --        240,000        242,400
Standard Pacific Corp.
sr. notes 8 1/2s, 2009                               --             --        250,000        245,000        250,000        245,000
Starwood Hotels &
Resorts Worldwide, Inc.
144A notes 7 7/8s, 2012                         785,000        767,338        740,000        723,350      1,570,000      1,534,675
Station Casinos, Inc.
sr. notes 8 3/8s, 2008                               --             --        220,000        228,800        345,000        358,800
Station Casinos, Inc.
sr. sub. notes 9 7/8s, 2010                     490,000        521,850             --             --        310,000        330,150
Toll Corp. company
guaranty 8 1/8s, 2009                           220,000        215,050        790,000        772,225        960,000        938,400
Tommy Hilfiger USA, Inc.
company guaranty 6.85s, 2008                    260,000        237,900             --             --        140,000        128,100
Tommy Hilfiger USA, Inc.
company guaranty 6
1/2s, 2003                                      150,000        148,500             --             --         70,000         69,300
Trump Atlantic City
Associates company
guaranty 11 1/4s, 2006                          910,000        673,400             --             --        455,000        336,700
Trump Castle Funding,
Inc. sr. sub. notes 11
3/4s, 2003                                       30,000         27,300             --             --         25,000         22,750
United Auto Group, Inc.
144A sr. sub. notes 9
5/8s, 2012                                      230,000        228,850             --             --        160,000        159,200
Venetian Casino Resort,
LLC 144A 2nd mtge. 11s, 2010                    560,000        543,200             --             --        390,000        378,300
Vertis, Inc. 144A sr.
notes 10 7/8s, 2009                             330,000        326,700             --             --        230,000        227,700
Visteon Corp. sr. notes
8 1/4s, 2010                                         --             --             --             --        730,000        792,999
Von Hoffman Corp. 144A
sr. sub. notes 10 3/8s, 2007                     60,000         51,000             --             --         30,000         25,500
Von Hoffman Press, Inc.
company guaranty 10
1/4s, 2009                                       60,000         57,000             --             --        120,000        114,000
Von Hoffman Press, Inc.
144A sr. sub. notes 13
1/2s, 2009                                      147,528        103,270             --             --         35,078         24,555
WCI Communities, Inc.
company guaranty 9
1/8s, 2012                                      230,000        212,750             --             --        160,000        148,000
Westpoint Stevens, Inc.
sr. notes 7 7/8s, 2008                           50,000         14,250             --             --             --             --
Westpoint Stevens, Inc.
sr. notes 7 7/8s, 2005                          820,000        246,000             --             --        430,000        129,000
William Carter Holdings
Co. (The) company
guaranty Ser. B, 10
7/8s, 2011                                      450,000        492,750             --             --        220,000        240,900
                                                         -------------                 -------------                 -------------
                                                            39,649,329                    50,139,110                    68,129,949

Consumer Staples                                                   1.7%                          1.3%                          3.9%
----------------------------------------------------------------------------------------------------------------------------------

Acme Television company
guaranty 10 7/8s, 2004                          850,000        837,250             --             --        420,000        413,700
Adelphia Communications
Corp. sr. notes 10
7/8s, 2010 (In default) (NON)                   530,000        196,100             --             --        240,000         88,800
Adelphia Communications
Corp. sr. notes Ser. B,
9 7/8s, 2007 (In
default) (NON)                                  345,000        125,925             --             --        615,000        224,475
Adelphia Communications
Corp. sr. notes Ser. B,
7 3/4s, 2009 (In
default) (NON)                                   70,000         25,550             --             --         30,000         10,950
AMC Entertainment, Inc.
sr. sub. notes 9 1/2s, 2009                     520,000        464,100             --             --        233,000        207,953
Anheuser-Busch
Companies, Inc. debs.
7.55s, 2030                                          --             --      1,635,000      2,083,611      1,100,000      1,401,818
AOL Time Warner, Inc.
bonds 7 5/8s, 2031                                   --             --      2,165,000      1,796,452      1,425,000      1,182,422
Archer Daniels Midland
Co. notes 5 7/8s, 2032                               --             --        900,000        896,841        570,000        567,999
Armkel, LLC/Armkel
Finance sr. sub. notes
9 1/2s, 2009                                    540,000        572,400             --             --        260,000        275,600
Aurora Foods, Inc. 144A
sr. sub. notes Ser. D,
9 7/8s, 2007                                    990,000        584,100             --             --        510,000        300,900
Benedek Communications
Corp. sr. disc. notes
13 1/4s, 2006 (In
default) (NON)                                  560,000        593,600             --             --        275,000        291,500
British Sky Broadcasting
PLC company guaranty
8.2s, 2009 (United
Kingdom)                                        845,000        880,329             --             --        460,000        479,233
British Sky Broadcasting
PLC company guaranty 6
7/8s, 2009 (United
Kingdom)                                        210,000        207,757      1,849,000      1,829,253      1,950,000      1,929,174
Campbell Soup Co. notes
6 3/4s, 2011                                         --             --        840,000        959,364        535,000        611,024
Chancellor Media Corp.
company guaranty 8s, 2008                       790,000        817,650      1,410,000      1,459,350      1,900,000      1,966,500
Charter Communications
Holdings, LLC/Capital
Corp. sr. disc. notes
stepped-coupon zero %
(11 3/4s, 5/15/06),
2011 (STP)                                      870,000        287,100             --             --        440,000        145,200
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes 11
1/8s, 2011                                      780,000        495,300             --             --        705,000        447,675
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes 10
3/4s, 2009                                      120,000         75,600             --             --         60,000         37,800
Charter Communications
Holdings, LLC/Capital
Corp. sr. notes 8 5/8s, 2009                    460,000        282,900             --             --        330,000        202,950
Cinemark USA, Inc. sr.
sub. notes Ser. B, 8
1/2s, 2008                                      675,000        614,250             --             --        290,000        263,900
Constellation Brands,
Inc. company guaranty 8
1/2s, 2009                                      100,000        103,000             --             --         60,000         61,800
Constellation Brands,
Inc. company guaranty
Ser. B, 8s, 2008                                480,000        492,000             --             --        240,000        246,000
Constellation Brands,
Inc. sr. sub. notes
Ser. B, 8 1/8s, 2012                            100,000        102,500        620,000        635,500        760,000        779,000
Cox Communications, Inc.
notes 7 1/8s, 2012                                   --             --        585,000        585,794        370,000        370,502
CSC Holdings, Inc. debs.
7 5/8s, 2018                                         --             --      1,645,000      1,233,207      1,370,000      1,027,048
CSC Holdings, Inc. sr.
notes 7 7/8s, 2007                                   --             --        100,000         83,496        115,000         96,020
CSC Holdings, Inc. sr.
notes Ser. B, 7 5/8s, 2011                      385,000        308,065        220,000        176,037        390,000        312,066
CSC Holdings, Inc. sr.
sub. deb. 10 1/2s, 2016                         952,000        742,560             --             --        980,000        764,400
CSC Holdings, Inc. sr.
sub. deb. 9 7/8s, 2013                               --             --             --             --         85,000         66,300
Del Monte Corp. company
guaranty Ser. B, 9
1/4s, 2011                                      210,000        210,000             --             --        100,000        100,000
Diageo PLC company
guaranty 8s, 2022
(United Kingdom)                                     --             --        890,000      1,129,615        560,000        710,769
Diamond Cable
Communications PLC sr.
disc. notes zero %,
2007 (United Kingdom)
(In default) (NON)                                   --             --             --             --        460,000         64,400
Diva Systems Corp. sr.
disc. notes
stepped-coupon Ser. B,
zero % (12 5/8s,
3/1/03), 2008 (In
default) (NON) (STP)                          1,829,000         18,290             --             --      1,123,000         11,230
Doane Pet Care Co. sr.
sub. deb. 9 3/4s, 2007                          195,000        168,188             --             --        135,000        116,438
Domino's, Inc. company
guaranty Ser. B, 10
3/8s, 2009                                      230,000        247,250             --             --        140,000        150,500
Eagle Family Foods
company guaranty Ser.
B, 8 3/4s, 2008                                  80,000         55,800             --             --         40,000         27,900
Echostar Broadband Corp.
sr. notes 10 3/8s, 2007                       1,510,000      1,487,350             --             --      1,250,000      1,231,250
Echostar DBS Corp. sr.
notes 9 3/8s, 2009                              130,000        125,450             --             --             --             --
Echostar DBS Corp. 144A
sr. notes 9 1/8s, 2009                          550,000        522,500             --             --        280,000        266,000
Elizabeth Arden, Inc.
sec. notes Ser. B, 11
3/4s, 2011                                      190,000        194,275             --             --        140,000        143,150
Emmis Communications
Corp. company guaranty
Ser. B, 8 1/8s, 2009                             90,000         91,350             --             --         50,000         50,750
Emmis Communications
Corp. sr. disc. notes
stepped-coupon zero %
(12 1/2s, 3/15/06),
2011 (STP)                                      209,000        155,705             --             --        100,000         74,500
Fleming Companies, Inc.
company guaranty 10
1/8s, 2008                                      745,000        566,200        500,000        380,000      1,070,000        813,200
French Fragrances, Inc.
company guaranty Ser.
D, 10 3/8s, 2007                                150,000        139,500             --             --         20,000         18,600
Granite Broadcasting
Corp. sr. sub. notes 9
3/8s, 2005                                      575,000        468,625             --             --        140,000        114,100
Granite Broadcasting
Corp. sr. sub. notes 8
7/8s, 2008                                           --             --             --             --        150,000        120,000
Insight Communications
Company, Inc. sr. disc.
notes stepped-coupon
zero % (12 1/4s,
2/15/06), 2011 (STP)                            110,000         39,050             --             --         30,000         10,650
International Cabletel,
Inc. sr. disc. notes 11
1/2s, 2006 (In default) (NON)                   140,000         21,000             --             --         70,000         10,500
Iron Age Holdings Corp.
sr. disc. notes
stepped-coupon zero %
(12 1/8s, 5/1/03), 2009 (STP)                        --             --        320,000         22,000             --             --
Jones Intercable, Inc.
sr. notes 8 7/8s, 2007                               --             --        330,000        319,430        340,000        329,110
Kraft Foods, Inc. notes
5 5/8s, 2011                                         --             --      1,380,000      1,495,506        880,000        947,496
Kroger Co. company
guaranty 6.8s, 2011                                  --             --        350,000        390,187        220,000        245,260
LIN Holdings Corp. sr.
disc. notes
stepped-coupon zero %
(10s, 3/1/03), 2008 (STP)                       140,000        138,600             --             --        240,000        237,600
LIN Holdings Corp. sr.
disc. notes
stepped-coupon zero %
(10s, 3/1/03), 2008 (STP)                        80,000         78,800             --             --         40,000         39,400
LIN Television Corp.
company guaranty 8
3/8s, 2008                                      360,000        369,900             --             --        140,000        143,850
Mediacom LLC/Mediacom
Capital Corp. sr. notes
9 1/2s, 2013                                    140,000        116,900             --             --         70,000         58,450
News America Holdings,
Inc. debs. 7.7s, 2025                                --             --      2,130,000      2,038,240      1,340,000      1,282,273
NTL Communications Corp.
sr. notes Ser. B, 11
7/8s, 2010 (In default) (NON)                 1,370,000        198,650             --             --        790,000        114,550
ONO Finance PLC sr.
notes 14s, 2011 (United
Kingdom)                                        290,000         69,600             --             --             --             --
ONO Finance PLC sr.
notes 13s, 2009 (United
Kingdom)                                         30,000          6,300             --             --        180,000         37,800
Outsourcing Solutions,
Inc. sr. sub. notes
Ser. B, 11s, 2006                               420,000        231,000             --             --        215,000        118,250
PepsiAmericas, Inc.
notes Ser. MTN, 3 7/8s, 2007                         --             --        195,000        198,193        120,000        121,965
Playtex Products, Inc.
company guaranty 9
3/8s, 2011                                      570,000        608,475             --             --        295,000        314,912
Premier International
Foods PLC sr. notes
12s, 2009 (United
Kingdom)                                        430,000        455,800             --             --        210,000        222,600
Premier Parks, Inc. sr.
notes 9 3/4s, 2007                              690,000        593,400             --             --        230,000        197,800
Quorum Broadcast
Holdings, LLC 144A
notes stepped-coupon
zero % (15s, 5/15/06),
2009 (STP)                                    1,298,450        726,223             --             --        638,920        357,348
RAB Enterprises, Inc.
company guaranty 10
1/2s, 2005                                      700,000        350,000             --             --        160,000         80,000
Regal Cinemas, Inc.
company guaranty Ser.
B, 9 3/8s, 2012                                 350,000        358,750             --             --        240,000        246,000
Revlon Consumer Products
sr. notes 9s, 2006                              540,000        307,800             --             --        270,000        153,900
Rite Aid Corp. 144A
notes 6 1/8s, 2008                              530,000        328,600             --             --        265,000        164,300
Royal Caribbean Cruises,
Ltd. sr. notes 8 3/4s,
2011 (Liberia)                                       --             --        595,000        511,700        605,000        520,300
Sbarro, Inc. company
guaranty 11s, 2009                              335,000        318,250             --             --        235,000        223,250
Scotts Co. (The) company
guaranty 8 5/8s, 2009                           215,000        224,675             --             --        150,000        156,750
Silver Cinemas, Inc. sr.
sub. notes 10 1/2s,
2005 (In default) (NON)                         450,000             45             --             --        110,000             11
Sinclair Broadcast
Group, Inc. company
guaranty 9s, 2007                               340,000        350,200             --             --         90,000         92,700
Sinclair Broadcast
Group, Inc. sr. sub.
notes 8 3/4s, 2007                               25,000         25,500             --             --        165,000        168,300
Six Flags, Inc. sr.
notes 9 1/2s, 2009                               80,000         67,200             --             --        150,000        126,000
Six Flags, Inc. sr.
notes 8 7/8s, 2010                                   --             --             --             --        160,000        130,800
Southland Corp. debs.
Ser. A, 4 1/2s, 2004                             45,000         41,963        115,000        107,238        465,000        433,613
Southland Corp. sr. sub.
deb. 5s, 2003                                   135,000        129,938        350,000        336,875        165,000        158,813
Stater Brothers Holdings
sr. notes 10 3/4s, 2006                         340,000        340,000             --             --        170,000        170,000
TCI Communications, Inc.
debs. 7 7/8s, 2013                                   --             --      1,975,000      1,847,810      1,255,000      1,174,178
TeleWest Communications
PLC debs. 11s, 2007
(United Kingdom) (In
default) (NON)                                1,105,000        187,850             --             --        740,000        125,800
Tricon Global
Restaurants, Inc. sr.
notes 8 7/8s, 2011                              140,000        152,950             --             --         50,000         54,625
Tricon Global
Restaurants, Inc. sr.
notes 7.65s, 2008                               408,000        423,300      1,644,000      1,705,650      1,965,000      2,038,688
Tricon Global
Restaurants, Inc. sr.
notes 7.45s, 2005                               460,000        477,250             --             --        230,000        238,625
Unilever Capital Corp.
company guaranty 7
1/8s, 2010                                           --             --      4,545,000      5,410,777      3,840,000      4,571,482
United Pan-Europe NV sr.
disc. notes 12 1/2s,
2009 (Netherlands) (In
default) (NON)                                       --             --             --             --        654,000         26,160
United Pan-Europe NV sr.
disc. notes
stepped-coupon zero %
(13 3/4s, 2/1/05), 2010
(Netherlands) (In
default) (NON) (STP)                          2,890,000        115,600             --             --        810,000         32,400
United Rentals, Inc.
company guaranty Ser.
B, 8.8s, 2008                                        --             --        266,000        216,790        373,000        303,995
United Rentals (North
America), Inc. company
guaranty Ser. B, 10
3/4s, 2008                                      210,000        207,900        365,000        361,350        475,000        470,250
Vlasic Foods
International, Inc. sr.
sub. notes Ser. B, 10
1/4s, 2009 (In default) (NON)                        --             --             --             --        240,000         38,400
XM Satellite Radio
Holdings, Inc. sec.
notes 14s, 2010                                 470,000        192,700             --             --        230,000         94,300
Young Broadcasting, Inc.
company guaranty 10s,
2011                                            510,000        462,825             --             --        354,000        321,255
                                                         -------------                 -------------                 -------------
                                                            21,975,513                    28,210,266                    35,890,205

Energy                                                             0.8%                          1.1%                          2.6%
----------------------------------------------------------------------------------------------------------------------------------

Amerada Hess Corp. notes
5.9s, 2006                                           --             --      3,920,000      4,230,778      2,560,000      2,762,957
AmeriGas Partners
LP/AmeriGas Eagle
Finance Corp. sr. notes
8 7/8s, 2011                                    240,000        244,800        201,000        205,020        369,000        376,380
Belco Oil & Gas Corp.
sr. sub. notes Ser. B,
8 7/8s, 2007                                    670,000        688,425             --             --        340,000        349,350
BRL Universal Equipment
sec. notes 8 7/8s, 2008                         275,000        283,250        353,000        363,590        516,000        531,480
Canadian Natural
Resources, Ltd. sr.
notes 6.45s, 2033
(Canada)                                             --             --        490,000        501,726        310,000        317,418
Chesapeake Energy Corp.
company guaranty 8
1/8s, 2011                                      560,000        560,000             --             --        390,000        390,000
Chesapeake Energy Corp.
144A sr. notes 9s, 2012                         630,000        647,325             --             --        455,000        467,513
Comstock Resources, Inc.
company guaranty 11
1/4s, 2007                                      330,000        344,850             --             --        220,000        229,900
Conoco Funding Co.
company guaranty 5.45s, 2006                         --             --      3,950,000      4,246,566      2,570,000      2,762,956
Devon Financing Corp.
ULC company guaranty 6
7/8s, 2011                                      124,000        139,174        667,000        748,621        574,000        644,240
Dresser, Inc. company
guaranty 9 3/8s, 2011                           535,000        524,300             --             --        275,000        269,500
El Paso Energy Partners
LP company guaranty
Ser. B, 8 1/2s, 2011                            110,000        105,050             --             --        230,000        219,650
Encore Acquisition Co.
144A sr. sub. notes 8
3/8s, 2012                                      190,000        191,900             --             --        140,000        141,400
Forest Oil Corp. company
guaranty 7 3/4s, 2014                           180,000        178,200        470,000        465,300        670,000        663,300
Forest Oil Corp. sr.
notes 8s, 2008                                  410,000        424,350             --             --        200,000        207,000
Hanover Equipment Trust
144A sec. notes 8 1/2s, 2008                         --             --        325,000        307,125        330,000        311,850
Kerr-McGee Corp. company
guaranty 5 3/8s, 2005                                --             --      1,550,000      1,645,407        985,000      1,045,630
Leviathan Gas Corp.
company guaranty Ser.
B, 10 3/8s, 2009                                430,000        399,900        205,000        190,650        355,000        330,150
Magnum Hunter Resources,
Inc. company guaranty
9.6s, 2012                                      310,000        321,625             --             --        210,000        217,875
Motiva Enterprises, LLC
144A sr. notes 5.2s, 2012                            --             --        160,000        161,883        100,000        101,177
Newfield Exploration Co.
sr. notes 7 5/8s, 2011                          560,000        571,200             --             --        280,000        285,600
Parker & Parsley Co. sr.
notes 8 7/8s, 2005                                   --             --        330,000        349,800        170,000        180,200
Parker Drilling Co.
company guaranty Ser.
B, 10 1/8s, 2009                                525,000        493,500             --             --        260,000        244,400
Pioneer Natural
Resources Co. company
guaranty 9 5/8s, 2010                           870,000      1,000,500        900,000      1,035,000      1,550,000      1,782,500
Plans Exploration &
Production Co. 144A sr.
sub. notes 8 3/4s, 2012                         280,000        281,400             --             --        200,000        201,000
Pogo Producing Co. sr.
sub. notes Ser. B, 8
1/4s, 2011                                      240,000        249,000        430,000        446,125        600,000        622,500
Pride Petroleum
Services, Inc. sr.
notes 9 3/8s, 2007                              743,000        774,578        840,000        875,700      1,300,000      1,355,250
Seven Seas Petroleum,
Inc. sr. notes Ser. B,
12 1/2s, 2005 (In
default) (NON)                                       --             --             --             --         60,000          7,200
Stone Energy Corp.
company guaranty 8
3/4s, 2007                                      320,000        326,400             --             --        150,000        153,000
Swift Energy Co. sr.
sub. notes 9 3/8s, 2012                         130,000        125,450             --             --         90,000         86,850
Transocean Sedco Forex,
Inc. notes 6 5/8s, 2011                              --             --      2,730,000      3,003,792      1,520,000      1,672,441
Trico Marine Services,
Inc. 144A sr. notes 8
7/8s, 2012                                      230,000        197,800             --             --        160,000        137,600
Union Oil Company of
California company
guaranty 5.05s, 2012                                 --             --        850,000        854,590        550,000        552,970
Union Pacific Resources
Group, Inc. notes 7.3s, 2009                         --             --        910,000      1,032,077        590,000        669,149
Vintage Petroleum, Inc.
sr. notes 8 1/4s, 2012                               --             --        710,000        724,200        725,000        739,500
Vintage Petroleum, Inc.
sr. sub. notes 9 3/4s, 2009                     489,000        496,335             --             --        345,000        350,175
Western Oil Sands, Inc.
sec. notes 8 3/8s, 2012
(Canada)                                             --             --        280,000        283,088        285,000        288,143
Westport Resources Corp.
company guaranty 8
1/4s, 2011                                           --             --        649,000        687,940        770,000        816,200
XTO Energy, Inc. sr.
notes 7 1/2s, 2012                              579,000        607,950        884,000        928,200      1,339,000      1,405,950
XTO Energy, Inc. 144A
sr. sub. notes Ser. B,
8 3/4s, 2009                                    210,000        220,500             --             --        100,000        105,000
                                                         -------------                 -------------                 -------------
                                                            10,397,762                    23,287,178                    23,995,354

Financial                                                          0.4%                          2.1%                          3.8%
----------------------------------------------------------------------------------------------------------------------------------

Advanta Corp. 144A
company guaranty Ser.
B, 8.99s, 2026                                       --             --        100,000         58,000         85,000         49,300
Affinity Group Holdings
sr. notes 11s, 2007                             350,000        337,750             --             --        244,000        235,460
American General Finance
notes Ser. F, 5 7/8s, 2006                           --             --      3,665,000      3,926,644      2,395,000      2,565,979
AMRESCO, Inc. sr. sub.
notes Ser. 97-A, 10s,
2004 (In default) (NON)                         101,000         22,220             --             --         30,000          6,600
AMRESCO, Inc. sr. sub.
notes Ser. 98-A, 9
7/8s, 2005 (In default) (NON)                   400,000         88,000             --             --        210,000         46,200
Archstone-Smith
Operating Trust notes
5s, 2007 (R)                                         --             --        985,000      1,004,070        625,000        637,100
Bank One Corp. notes 6s, 2008                        --             --        690,000        766,245        450,000        499,725
Bank One Corp. notes 4
1/8s, 2007                                           --             --        965,000        984,506        620,000        632,533
BankBoston NA sub. notes
Ser. BKNT, 6 3/8s, 2008                              --             --      1,045,000      1,135,852        665,000        722,815
Capital One Financial
Corp. notes 7 1/4s, 2006                             --             --      1,750,000      1,524,688      1,200,000      1,045,500
Chevy Chase Savings
Bank, Inc. sub. deb. 9
1/4s, 2008                                      330,000        330,825             --             --             --             --
Chevy Chase Savings
Bank, Inc. sub. deb. 9
1/4s, 2005                                      100,000         99,500             --             --        300,000        298,500
CIT Group, Inc. sr.
notes 7 3/4s, 2012                                   --             --      1,835,000      1,995,027      1,165,000      1,266,598
Citigroup, Inc. debs. 6
5/8s, 2028                                           --             --      1,770,000      1,873,173        970,000      1,026,541
Citigroup, Inc. notes 6
1/2s, 2011                                           --             --      1,700,000      1,888,615      1,015,000      1,127,614
Colonial Capital II 144A
company guaranty 8.92s, 2027                    395,000        381,125        540,000        521,031      1,030,000        993,819
Conseco, Inc. 144A
company guaranty 10
3/4s, 2009 (In default) (NON)                   490,000        110,250             --             --        400,000         90,000
Countrywide Home Loans,
Inc. company guaranty
6.85s, 2004                                          --             --        870,000        921,782        555,000        588,034
Countrywide Home Loans,
Inc. company guaranty
Ser. K, 5 5/8s, 2007                                 --             --        990,000      1,049,202        630,000        667,674
Crescent Real Estate
Equities LP 144A sr.
notes 9 1/4s, 2009 (R)                          530,000        536,285        470,000        475,573        840,000        849,961
EOP Operating LP sr.
notes 7s, 2011                                       --             --      2,275,000      2,504,172      1,455,000      1,601,569
Fairfax Financial
Holdings, Ltd. notes 6
7/8s, 2008 (Canada)                                  --             --      1,355,000        813,000        930,000        558,000
Finova Group, Inc. notes
7 1/2s, 2009                                  2,520,000        756,000             --             --      1,760,000        528,000
General Electric Capital
Corp. notes Ser. A, 6
3/4s, 2032                                           --             --        430,000        455,271        275,000        291,162
General Electric Capital
Corp. notes Ser. A, 6s, 2012                         --             --        190,000        206,790        120,000        130,604
General Electric Capital
Corp. notes Ser. A, 4
5/8s, 2009                                           --             --        165,000        165,446        110,000        110,298
Golden West Financial
Corp. notes 4 3/4s, 2012                             --             --        490,000        490,584        315,000        315,376
Goldman Sachs Group,
Inc. notes 5.7s, 2012                                --             --        760,000        782,288        485,000        499,223
GS Escrow Corp. sr.
notes 7 1/8s, 2005                            1,085,000      1,175,381      1,070,000      1,159,131      2,125,000      2,302,013
Heller Financial, Inc.
notes 7 3/8s, 2009                                   --             --         70,000         80,954         40,000         46,259
Household Finance Corp.
notes 7s, 2012                                       --             --      2,215,000      2,125,558      1,395,000      1,338,670
Imperial Credit
Industries, Inc. sec.
notes 12s, 2005 (In
default) (NON)                                  244,000         19,520             --             --        128,000         10,240
iStar Financial, Inc.
sr. notes 8 3/4s, 2008                          260,000        265,200        350,000        357,000        460,000        469,200
JPMorgan Chase & Co.
notes 5.35s, 2007                                    --             --      1,605,000      1,695,089      1,020,000      1,077,253
LNR Property Corp. sr.
sub. notes Ser. B, 9
3/8s, 2008                                           --             --        330,000        330,000        340,000        340,000
Marshall & Isley Bank
sr. notes 4 1/8s, 2007                               --             --        810,000        838,966        515,000        533,416
Morgan Stanley Dean
Witter & Co. sr. notes
6 3/4s, 2011                                         --             --      1,220,000      1,337,388        780,000        855,052
Morgan Stanley Dean
Witter & Co. unsub.
6.1s, 2006                                           --             --        910,000        979,306        580,000        624,173
National City Bank sub.
notes Ser. BKNT, 6
1/4s, 2011                                           --             --      3,515,000      3,902,353      2,250,000      2,497,950
Nationwide Credit, Inc.
sr. notes Ser. A, 10
1/4s, 2008 (In default) (NON)                   660,000         46,200             --             --        160,000         11,200
Ocwen Capital Trust I
company guaranty 10
7/8s, 2027                                       70,000         53,200             --             --         15,000         11,400
Ocwen Federal Bank sub.
deb. 12s, 2005                                  102,000         99,960             --             --         55,000         53,900
Ocwen Financial Corp.
notes 11 7/8s, 2003                             140,000        138,950             --             --         80,000         79,400
Peoples Heritage Capital
Trust company guaranty
Ser. B, 9.06s, 2027                                  --             --        210,000        230,284        175,000        191,903
Sovereign Bancorp, Inc.
sr. notes 10 1/2s, 2006                         728,000        815,360      1,000,000      1,120,000      1,499,000      1,678,880
St. Paul Companies, Inc.
(The) sr. notes 5 3/4s, 2007                         --             --      2,715,000      2,777,801      1,720,000      1,759,785
Washington Mutual, Inc.
sr. notes 5 5/8s, 2007                               --             --      3,180,000      3,396,749      2,080,000      2,221,773
Webster Capital Trust I
144A bonds 9.36s, 2027                            5,000          5,216         20,000         20,864        320,000        333,818
Western Financial Bank
sub. debs. 9 5/8s, 2012                         260,000        237,900        620,000        567,300        810,000        741,150
                                                         -------------                 -------------                 -------------
                                                             5,518,842                    44,460,702                    34,561,620

Health Care                                                        0.8%                          0.4%                          1.5%
----------------------------------------------------------------------------------------------------------------------------------

ALARIS Medical Systems,
Inc. 144A company
guaranty 9 3/4s, 2006                           125,000        119,375             --             --             --             --
ALARIS Medical, Inc. sr.
disc. notes
stepped-coupon zero %
(11 1/8s, 8/1/03), 2008 (STP)                   155,000        127,100             --             --        245,000        200,900
Alderwoods Group, Inc.
company guaranty 12
1/4s, 2009                                      585,000        561,600             --             --        405,000        388,800
Alliance Imaging, Inc.
sr. sub. notes 10 3/8s, 2011                    180,000        190,800             --             --        100,000        106,000
AmerisourceBergen Corp.
sr. notes 8 1/8s, 2008                          760,000        794,200        655,000        684,475      1,000,000      1,045,000
Beverly Enterprises,
Inc. sr. notes 9 5/8s, 2009                     250,000        215,000             --             --        170,000        146,200
Bio-Rad Labs Corp. sr.
sub. notes 11 5/8s, 2007                        250,000        277,500             --             --        120,000        133,200
Biovail Corp. sr. sub.
notes 7 7/8s, 2010
(Canada)                                        350,000        351,374        455,000        456,787        705,000        707,769
Extendicare Health
Services, Inc. 144A sr.
notes 9 1/2s, 2010                              240,000        243,600             --             --        170,000        172,550
Hanger Orthopedic Group,
Inc. company guaranty
10 3/8s, 2009                                   240,000        254,400             --             --        160,000        169,600
HCA, Inc. debs. 7.19s, 2015                          --             --             --             --        150,000        157,005
HCA, Inc. notes 8 3/4s, 2010                    530,000        604,398             --             --        180,000        205,267
HCA, Inc. notes 7s, 2007                        230,000        244,439             --             --        100,000        106,278
HCA, Inc. sr. notes 7
7/8s, 2011                                      196,000        212,444      1,700,000      1,842,630      2,180,000      2,362,902
HCA, Inc. sr. notes
6.95s, 2012                                     140,000        144,432        180,000        185,699         90,000         92,849
Healthsouth Corp. sr.
notes 8 1/2s, 2008                              140,000        104,300        220,000        163,900        340,000        253,300
Healthsouth Corp. sr.
sub. notes 10 3/4s, 2008                        481,000        327,080      1,360,000        924,800      1,800,000      1,224,000
Insight Health Services
Corp. company guaranty
Ser. B, 9 7/8s, 2011                             86,000         83,850             --             --         43,000         41,925
Integrated Health
Services, Inc. sr. sub.
notes Ser. A, 9 1/2s,
2007 (In default) (NON)                         810,000             81             --             --        220,000             22
Integrated Health
Services, Inc. sr. sub.
notes Ser. A, 9 1/4s,
2008 (In default) (NON)                         250,000             25             --             --         60,000              6
Kinetic Concepts, Inc.
company guaranty Ser.
B, 9 5/8s, 2007                                 465,000        453,375             --             --        240,000        234,000
Magellan Health
Services, Inc. sr. sub.
notes 9s, 2008                                  420,000        136,500             --             --        340,000        110,500
Manor Care, Inc. company
guaranty 8s, 2008                                    --             --        435,000        456,648        445,000        467,145
Mediq, Inc. company
guaranty 11s, 2008 (In
default) (NON)                                  510,000          5,100             --             --        130,000          1,300
Mediq, Inc. deb.
stepped-coupon zero %
(13s, 6/1/03), 2009 (In
default) (NON) (STP)                            410,000             41             --             --        100,000             10
MedPartners, Inc. sr.
notes 7 3/8s, 2006                                   --             --        525,000        525,000        535,000        535,000
MedQuest, Inc. 144A sr.
sub. notes 11 7/8s, 2012                        284,000        281,160             --             --        203,000        200,970
Multicare Companies,
Inc. sr. sub. notes 9s,
2007 (In default) (NON)                       1,410,000         28,200             --             --        330,000          6,600
Omnicare, Inc. company
guaranty Ser. B, 8
1/8s, 2011                                      380,000        395,200        445,000        462,800        610,000        634,400
Owens & Minor, Inc.
company guaranty 8
1/2s, 2011                                      340,000        354,450             --             --        170,000        177,225
PacifiCare Health
Systems, Inc. company
guaranty 10 3/4s, 2009                          670,000        663,300             --             --        460,000        455,400
Rotech Healthcare, Inc.
144A sr. sub. notes 9
1/2s, 2012                                      260,000        235,300             --             --        180,000        162,900
Service Corp.
International notes 6s, 2005                    910,000        759,850      1,320,000      1,102,200      1,980,000      1,653,300
Stewart Enterprises,
Inc. notes 10 3/4s, 2008                        470,000        509,950             --             --        230,000        249,550
Triad Hospitals Holdings
company guaranty Ser.
B, 11s, 2009                                  1,000,000      1,095,000             --             --        680,000        744,600
Triad Hospitals, Inc.
company guaranty Ser.
B, 8 3/4s, 2009                                      --             --             --             --         60,000         63,150
Vanguard Health Systems,
Inc. company guaranty 9
3/4s, 2011                                      430,000        425,700             --             --        210,000        207,900
Ventas Realty LP/Capital
Corp. company guaranty
9s, 2012                                        330,000        338,250        460,000        471,500        695,000        712,375
                                                         -------------                 -------------                 -------------
                                                            10,537,374                     7,276,439                    14,129,898

Technology                                                         0.3%                          0.1%                          0.5%
----------------------------------------------------------------------------------------------------------------------------------

Amkor Technology, Inc.
sr. notes 9 1/4s, 2008                          130,000         91,000             --             --         55,000         38,500
Amkor Technology, Inc.
Structured Notes
12.58s, 2005 (issued by
STEERS Credit Linked
Trust 2000)                                     270,000        162,000             --             --        140,000         84,000
Fairchild Semiconductor
International, Inc.
company guaranty 10
3/8s, 2007                                      430,000        442,900             --             --        340,000        350,200
Flextronics
International, Ltd. sr.
sub. notes 9 7/8s, 2010
(Singapore)                                     305,000        306,525        405,000        407,025        600,000        603,000
Iron Mountain, Inc.
company guaranty 8
5/8s, 2013                                       15,000         15,375             --             --        340,000        348,500
Iron Mountain, Inc.
company guaranty 8
1/8s, 2008 (Canada)                             180,000        179,100             --             --         90,000         89,550
Iron Mountain, Inc. sr.
sub. notes 8 1/4s, 2011                         490,000        488,775             --             --         40,000         39,900
Lucent Technologies,
Inc. debs. 6.45s, 2029                        1,300,000        416,000             --             --        900,000        288,000
ON Semiconductor Corp.
144A company guaranty
12s, 2008                                        80,000         51,200             --             --        120,000         76,800
SCG Holding &
Semiconductor Corp.
company guaranty 12s, 2009                      310,000        136,400             --             --        150,000         66,000
Seagate Technology Hdd
Holdings 144A sr. notes
8s, 2009                                        260,000        243,100        505,000        472,175        695,000        649,825
Sequa Corp. sr. notes
9s, 2009                                        480,000        427,200        657,000        584,730        979,000        871,310
Sequa Corp. sr. notes
Ser. B, 8 7/8s, 2008                                 --             --             --             --         10,000          8,850
Unisys Corp. sr. notes 8
1/8s, 2006                                      390,000        370,500        515,000        489,250        715,000        679,250
Xerox Corp. 144A sr.
notes 9 3/4s, 2009                              190,000        152,000             --             --        250,000        200,000
Xerox Credit Corp. sr.
notes 6.1s, 2003                                630,000        529,200             --             --        310,000        260,400
                                                         -------------                 -------------                 -------------
                                                             4,011,275                     1,953,180                     4,654,085

Transportation                                                     0.3%                          0.6%                          1.4%
----------------------------------------------------------------------------------------------------------------------------------

Air Canada Corp. sr.
notes 10 1/4s, 2011
(Canada)                                         60,000         34,200             --             --         30,000         17,100
Airbus Industries 144A
sinking fund 8.027s, 2020                            --             --        156,689        109,682        102,967         72,077
Airbus Industries 144A
sinking fund Ser. D,
12.266s, 2020                                   200,000         80,000        550,000        220,000        450,000        180,000
AMR Corp. debs. 9s, 2012                        330,000        168,300        580,000        295,800        770,000        392,700
Burlington Northern
Santa Fe Corp. debs.
7.95s, 2030                                          --             --      2,105,000      2,608,579      1,220,000      1,511,861
Calair, LLC/Calair
Capital Corp. company
guaranty 8 1/8s, 2008                           750,000        450,000        610,000        366,000        970,000        582,000
Canadian National
Railway Co. bonds 7
3/8s, 2031 (Canada)                                  --             --      1,570,000      1,893,656      1,010,000      1,218,212
CSX Corp. notes 6 1/4s,
2008                                                 --             --        590,000        648,434        380,000        417,635
Delta Air Lines, Inc.
notes 7.9s, 2009                                     --             --      1,170,000        760,500      1,205,000        783,250
Delta Air Lines, Inc.
pass-through
certificates Ser. 00-1,
Class C, 7.779s, 2005                           250,000        223,523             --             --        130,000        116,232
Kansas City Southern
Railway Co. company
guaranty 9 1/2s, 2008                           785,000        855,650      1,000,000      1,090,000      1,400,000      1,526,000
Kansas City Southern
Railway Co. company
guaranty 7 1/2s, 2009                           180,000        183,150             --             --        120,000        122,100
Navistar International
Corp. company guaranty
Ser. B, 9 3/8s, 2006                            400,000        384,000        380,000        364,800        580,000        556,800
Navistar International
Corp. sr. notes Ser. B,
8s, 2008                                        250,000        215,000        570,000        490,200        920,000        791,200
Norfolk Southern Corp.
notes 7.35s, 2007                                    --             --        495,000        571,185        320,000        369,251
Northwest Airlines, Inc.
company guaranty 7
5/8s, 2005                                           --             --             --             --        170,000         93,500
Northwest Airlines, Inc.
sr. notes 9 7/8s, 2007                          780,000        390,000             --             --        370,000        185,000
RailAmerica
Transportation company
guaranty 12 7/8s, 2010                          720,000        738,000             --             --        360,000        369,000
Transportation
Manufacturing
Operations, Inc.
company guaranty 11
1/4s, 2009                                           --             --             --             --         60,000         36,600
Travel Centers of
America, Inc. company
guaranty 12 3/4s, 2009                          130,000        136,500             --             --         60,000         63,000
Union Pacific Corp.
notes 7 3/8s, 2009                                   --             --      3,306,000      3,834,200      2,255,000      2,615,281
United AirLines, Inc.
debs. 9 1/8s, 2012                              580,000         92,800        815,000        130,400        770,000        123,200
US Air, Inc.
pass-through
certificates Ser. 93A2,
9 5/8s, 2003                                    100,000         46,000             --             --             --             --
US Air, Inc.
pass-through
certificates Ser. 93A3,
10 3/8s, 2013                                   460,000        230,000        300,000        150,000        530,000        265,000
                                                         -------------                 -------------                 -------------
                                                             4,227,123                    13,533,436                    12,406,999

Utilities & Power                                                  0.4%                          1.0%                          2.3%
----------------------------------------------------------------------------------------------------------------------------------

AES Corp. (The) notes 8
3/4s, 2008                                      220,000        110,000             --             --        100,000         50,000
AES Corp. (The) sr.
notes 9 3/8s, 2010                               10,000          5,200      1,500,000        780,000      1,680,000        873,600
AES Corp. (The) sr.
notes 8 7/8s, 2011                              670,000        328,300             --             --        360,000        176,400
Allegheny Energy Supply
144A bonds 8 1/4s, 2012                              --             --      1,385,000        872,550        870,000        548,100
Arizona Public Service
Co. sr. notes 6 3/4s, 2006                           --             --             --             --      2,165,000      2,377,581
Avista Corp. sr. notes 9
3/4s, 2008                                           --             --        411,000        383,890        418,000        390,429
Calpine Corp. sr. notes
10 1/2s, 2006                                   150,000         69,000             --             --             --             --
Calpine Corp. sr. notes
8 5/8s, 2010                                    350,000        138,250             --             --             --             --
Calpine Corp. sr. notes
8 1/2s, 2011                                    665,000        272,650             --             --        855,000        350,550
Calpine Corp. sr. notes
7 7/8s, 2008                                    450,000        198,000             --             --        600,000        264,000
Calpine Corp. sr. notes
7 3/4s, 2009                                    280,000        105,000             --             --             --             --
Cleveland Electric
Illuminating Co. (The)
1st mtge. Ser. B, 9
1/2s, 2005                                           --             --             --             --        150,000        150,000
CMS Energy Corp.
pass-through
certificates 7s, 2005                           480,000        374,400        300,000        234,000        153,000        119,340
CMS Energy Corp. sr.
notes 8.9s, 2008                                     --             --             --             --         60,000         46,800
CMS Energy Corp. sr.
notes Ser. B, 6 3/4s, 2004                           --             --             --             --        110,000         91,300
CMS Panhandle Holding
Corp. sr. notes 6 1/2s, 2009                    156,000        132,946        309,000        263,336        570,000        485,765
CMS Panhandle Holding
Corp. sr. notes 6 1/8s, 2004                         --             --      2,325,000      2,230,070      1,320,000      1,266,104
Conectiv, Inc. 144A
notes 5.3s, 2005                                     --             --      1,200,000      1,232,031        760,000        780,287
Consolidated Natural Gas
Co. sr. notes 5 3/8s, 2006                           --             --             --             --        600,000        630,048
Constellation Energy
Group, Inc. sr. notes 6
1/8s, 2009                                           --             --        380,000        391,716        245,000        252,554
Dominion Resources, Inc.
unsub. 5.7s, 2012                                    --             --        960,000        993,158             --             --
Exelon Corp. sr. notes 6
3/4s, 2011                                           --             --      1,335,000      1,475,976        845,000        934,232
FirstEnergy Corp. notes
Ser. A, 5 1/2s, 2006                                 --             --        875,000        847,438        550,000        532,675
K N Energy, Inc. sr.
notes 6.45s, 2003                                    --             --      1,930,000      1,952,523      1,220,000      1,234,237
Midland Funding II Corp.
debs. Ser. A, 11 3/4s, 2005                     990,000      1,004,850        570,000        578,550      1,609,000      1,633,135
Midland Funding II Corp.
debs. Ser. B, 13 1/4s, 2006                          --             --        395,000        408,825         80,000         82,800
Mirant Americas
Generation, Inc. sr.
notes 8.3s, 2011                                465,000        232,500      1,525,000        762,500      1,885,000        942,500
Mission Energy Holding
Co. sec. notes 13 1/2s, 2008                  1,280,000        384,000      1,840,000        552,000      2,660,000        798,000
Nisource Finance Corp.
company guaranty Ser.
B, 7 5/8s, 2005                                      --             --      1,855,000      1,877,260      1,220,000      1,234,640
Northeast Utilities
notes Ser. A, 8.58s, 2006                            --             --            385            426            441            488
Northern States Power
Co. 144A 1st mtge. 8s, 2012                          --             --        390,000        411,637        250,000        263,870
Pacific Gas & Electric
Co. 144A sr. notes 7
3/8s, 2005 (In default) (NON)                   370,000        366,300             --             --        180,000        178,200
Peco Energy Co. 1st
mtge. 4 3/4s, 2012                                   --             --        630,000        637,253        400,000        404,605
Pepco Holdings, Inc.
144A notes 5 1/2s, 2007                              --             --        395,000        406,412        255,000        262,367
Tiverton/Rumford Power
Associates, LP 144A
pass-through
certificates 9s, 2018                           560,000        386,400             --             --        290,000        200,100
Toledo Edison Co. med.
term notes 9.22s, 2021                               --             --             --             --        500,000        523,185
TXU Corp. sr. notes Ser.
J, 6 3/8s, 2006                                      --             --      1,335,000      1,296,232        860,000        835,026
Western Resources, Inc.
1st mtge. 7 7/8s, 2007                          215,000        215,000        370,000        370,000        560,000        560,000
Western Resources, Inc.
sr. notes 9 3/4s, 2007                          315,000        289,800        780,000        717,600        975,000        897,000
York Power Funding 144A
notes 12s, 2007 (Cayman
Islands) (In default) (NON)                          --             --        660,000        594,000        242,000        217,800
                                                         -------------                 -------------                 -------------
                                                             4,612,596                    20,269,383                    20,587,718
                                                         -------------                 -------------                 -------------
Total Corporate Bonds and Notes
(cost $175,668,930, $242,680,925
and $304,889,038)                                         $142,894,172                  $242,208,496                  $283,524,436
----------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                   8.7%                          4.3%                          6.8%
ASSET-BACKED                                  Principal                     Principal                     Principal
SECURITIES (a)                                   Amount          Value         Amount          Value         Amount          Value
----------------------------------------------------------------------------------------------------------------------------------

ABSC Nims Trust Ser.
01-HE3, Class A, 7s, 2031                           $--            $--        $36,122        $35,942        $23,841        $23,722
Ace Securities Corp.
Ser. 01-HE1, Class M2,
FRN, 3.22s, 2031                                125,000        123,750        280,000        277,200        195,000        193,050
Ameriquest Mortgage
Securities, Inc. Ser.
02-C, Interest Only
(IO), 5 1/2s, 2005                                   --             --      2,314,000        192,370      1,518,000        126,196
AQ Finance NIM Trust
notes Ser. 02-1, Class
Note, 9 1/2s, 2032                                   --             --        200,555        200,304        185,014        184,782
Asset Backed Funding
Certificates
Ser. 02-OPT1, Class
AIO, IO, 6s, 2005                                    --             --             --             --        291,000         28,975
Ser. 02-OPT1, Class M3,
FRN, 3.22s, 2012                                 63,000         63,000        550,000        550,000        178,000        178,000
Asset Backed Securities
Corp. Home Equity Loan
Trust
Ser. 02-HE1, Class AIO,
IO, 6 1/2s, 2032                              1,203,000         89,491      4,093,000        304,478      2,711,000        201,671
Ser. 01-HE3, Class AIO,
IO, 5.05s, 2031                               2,225,357        127,735      8,366,386        480,231      5,391,586        309,477
Ser. 02-HE2, Class M2,
FRN, 2.953s, 2032                               113,000        111,150        515,000        506,566        265,000        260,660
Bank One Issuance Trust
Ser. 02-C1, Class C1,
FRN, 2.783s, 2007                               151,000        149,065        568,000        560,723        354,000        349,465
Bayview Financial
Acquisition Trust Ser.
02-CA, Class AIO, IO,
14s, 2004                                       250,000         31,523             --             --             --             --
CDC Mortgage Capital
Trust Ser. 02- HE2,
Class A, IO, 5 1/4s, 2032                       494,866         43,301      2,046,961        179,109      1,307,761        114,429
Chase Credit Card Master
Trust Ser. 00-2, Class
A, 1.923s, 2005                              10,012,000     10,015,104      3,326,000      3,327,031      2,162,000      2,162,670
Chase Funding Net
Interest Margin
Ser. 02-1, Class Note,
8 1/2s, 2035                                     35,266         34,970        137,145        135,993             --             --
Ser. 02-C1, Class Note,
8 1/2s, 2035                                     30,511         31,085        110,602        112,682             --             --
Chevy Chase Master
Credit Card Trust Ser.
95-C, Class A, 2.083s, 2006                   6,488,000      6,490,011      2,208,000      2,208,684      1,304,000      1,304,404
CNL Funding Ser. 99-1,
Class A2, 7.645s, 2014                          122,000        134,658        455,000        502,206        286,000        315,673
Conseco Finance
Securitizations Corp.
Ser. 02-2, Class AIO,
IO, 8 1/2s, 2010                                234,291         79,836        883,471        301,048        556,440        189,610
Ser. 00-4, Class A6,
8.31s, 2032                                          --             --      3,775,000      3,945,324      2,700,000      2,821,821
Ser. 01-04, Class A4,
7.36s, 2019                                     180,000        172,432        620,000        593,932        415,000        397,551
Ser. 02-A, Class AIO,
IO, 7 1/4s, 2004                              1,280,000         97,280      4,765,000        362,140      3,015,000        229,140
Ser. 02-1, Class A,
6.681s, 2033                                    250,369        252,890        933,194        942,590        582,678        588,544
Ser. 01-3, Class A3,
5.79s, 2024                                          --             --        987,000      1,017,216        751,000        773,991
Ser. 01-4, Class AIO,
IO, 2 1/2s, 2033                              1,550,105         95,862      5,287,116        326,966      3,510,779        217,114
Ser. 01-1, Class AIO,
IO, 2 1/2s, 2007                              1,314,225         95,991      4,854,225        354,553      3,075,375        224,625
Ser. 01-3, Class AIO,
IO, 2 1/2s, 2007                              2,476,913        194,128      9,626,288        754,460      5,991,638        469,595
Conseco Recreational
Enthusiast Consumer
Trust Ser. 01-A, Class
APIO, IO, 5s, 2025                              895,033         61,760      3,314,713        228,725      2,086,399        143,968
Discover Card Master
Trust I Ser. 00-3,
Class A, 1.943s, 2005                        15,000,000     15,004,650      5,000,000      5,001,550      5,000,000      5,001,550
Federal Home Loan
Mortgage Acceptance
Corp. Ser. T-25, Class
A1, 1.954s, 2030                              8,312,419      8,312,419        710,266        710,266             --             --
Federal Home Loan
Mortgage Corp.
Structured Pass Through
Securities Ser. T-40,
Class S, IO, 6s, 2004                           900,000         63,141      3,355,000        235,374      2,115,000        148,380
First Plus 144A Ser.
98-A, Class A, 8 1/2s, 2023                      85,634         56,518        184,891        122,028        284,148        187,538
First USA Credit Card
Master Trust Ser. 98-1,
Class A, 1.87s, 2006                          6,057,000      6,057,000      3,155,000      3,155,000      2,050,000      2,050,000
Fleet Credit Card Master
Trust II Ser. 00-B,
Class A, 1.933s, 2005                        15,000,000     15,004,650      5,000,000      5,001,550      5,000,000      5,001,550
Green Tree Financial Corp.
Ser. 99-5, Class A5,
7.86s, 2029                                     525,000        535,897      2,185,000      2,230,352      1,130,000      1,153,454
Ser. 96-2, Class A4,
7.2s, 2027                                    1,166,527      1,224,853             --             --             --             --
Greenpoint Manufactured
Housing Ser. 99-5,
Class A4, 7.59s, 2028                           220,000        239,858        760,000        828,599        505,000        550,582
GSAMP Trust Ser.
02-WMC1N, 8s, 2032                                   --             --        210,000        209,050        138,000        137,376
Home Equity Asset Trust
Ser. 02-1N, Class A,
8s, 2032                                         25,000         24,552        265,000        260,255        150,000        147,314
Ser. 02-1, Class M2,
3.24s, 2032                                     125,000        122,807        465,000        456,843        295,000        289,825
Ser. 02-2, Class M2,
FRN, 3.164s, 2032                                71,000         70,496        264,000        262,125        167,000        165,814
MBNA Master Credit Card Trust
Ser. 96-E, Class A,
FRN, 1.993s, 2005                            13,874,000     13,882,602     12,000,000     12,007,440      8,000,000      8,004,960
Ser. 96-J, Class A,
FRN, 1.973s, 2006                                    --             --     20,000,000     20,018,262     20,000,000     20,023,098
Ser. 96-K, Class A,
FRN, 1.953s, 2006                                    --             --      3,112,000      3,113,929      2,023,000      2,024,254
Ser. 00-B, Class A,
FRN, 1.938s, 2005                            19,000,000     19,000,016     10,000,000     10,000,000             --             --
Ser. 98-A, Class A,
FRN, 1.933s, 2005                            13,695,000     13,699,245      4,743,000      4,744,470      2,407,000      2,407,746
Morgan Stanley Dean
Witter Capital I
Ser. 02-AM2, Class B1,
FRN, 4.064s, 2032                                40,000         39,738        155,000        153,983         95,000         94,377
Ser. 02-HE1, Class B1,
3.64s, 2013                                     120,000        117,956        445,000        437,421        280,000        275,231
Ser. 01-AM1, Class M2,
FRN, 3.214s, 2032                                82,800         82,800        354,400        354,400        246,300        246,300
Ser. 02-NC3, Class M2,
FRN, 3.114s, 2032                                66,000         65,320        288,000        285,034        189,000        187,053
Morgan Stanley Dean
Witter Capital I 144A
Ser. 01-NC4N, Class
Note, 8 1/2s, 2032                                   --             --        239,764        240,843        150,693        151,371
Oakwood Mortgage
Investors, Inc. Ser.
01-E, Class AIO, IO,
6s, 2009                                        328,084         74,870      1,120,331        255,664        751,237        171,435
Option One Mortgage
Securities Corp. 144A
Ser. 02-1, Class CTFS,
6 3/4s, 2032                                         --             --        248,980        247,928        162,945        162,257
Pass-Through Amortizing
Credit Card Trust Ser.
02-1A, Class A3FL,
4.839s, 2012                                    229,369        229,369        472,501        472,501        298,180        298,180
Residential Asset
Mortgage Products, Inc.
Ser. 02-RZ3, Class A,
IO, 5 3/4s, 2010                                     --             --      3,430,000        293,694      2,250,000        192,656
Residential Asset
Securities Corp.
Ser. 01-KS3, Class A,
IO, 5s, 2004                                  2,271,896        108,625      8,527,097        407,702      5,497,903        262,868
Ser. 02-KS4, Class
AIIO, IO, 5s, 2004                            1,793,000         71,160      6,706,000        266,144      4,219,000        167,442
Ser. 02-KS6, Class AIO,
IO, 4 1/2s, 2005                                525,000         21,242      2,280,000         92,251      1,485,000         60,085
Residential Funding
Mortgage Securities,
Inc. Ser. 01-HS2, Class
AIO, IO, 7 1/4s, 2003                         1,920,423        156,935             --             --             --             --
TIAA Commercial Real
Estate Securitization
Ser. 02-1A, Class III,
FRN, 7.6s, 2037                                 100,000        109,250        284,000        310,270        178,000        194,465
Xerox Equipment Lease
Owner Trust 144A FRB
Ser. 01-1, Class A,
3.823s, 2008                                    205,987        206,245        777,311        778,282        495,536        496,155
                                                         -------------                 -------------                 -------------
Total Asset-Backed Securities
(cost $112,263,061, $93,071,914
and $63,193,298)                                          $113,077,236                   $91,353,683                   $62,062,449
----------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                   1.8%                         10.6%                         16.2%
U.S. GOVERNMENT AND                           Principal                     Principal                     Principal
AGENCY OBLIGATIONS (a)                           Amount          Value         Amount          Value         Amount          Value

U.S. Government Agency
Mortgage Obligations                                               1.8%                         10.1%                         15.5%
----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corporation
Pass-Through
Certificates
8 1/2s, July 1, 2028                                $--            $--       $570,701       $614,394       $672,410       $723,890
7 1/2s, October 1, 2029                         833,820        882,282      4,454,700      4,713,607      2,865,559      3,032,106
6 1/2s, April 1, 2029                                --             --        243,835        253,288             --             --
6s, with due dates from
March 1, 2032 to August 1, 2032                  61,475         63,283        592,630        610,060        551,576        567,798
6s, with due dates from
May 1, 2016 to June 1, 2017                     517,189        537,199     18,745,250     19,470,504     12,047,120     12,513,225
Federal Home Loan
Mortgage Corporation
TBA 6s, October 1, 2031                       1,960,000      2,015,135     14,518,000     14,926,391     13,662,000     14,046,312
Federal National
Mortgage Association
Adjustable Rate
Mortgages (ARM) 6.422s,
September 1, 2031                             1,058,592      1,095,103      3,647,954      3,773,772      2,444,662      2,528,978
Federal National
Mortgage Association
Pass-Through
Certificates
8 1/2s, with due dates
from March 1, 2030 to
April 1, 2030                                        --             --        163,720        175,332             --             --
8s, with due dates from
April 1, 2025 to
February 1, 2028                                     --             --        518,757        558,343        309,527        331,467
7 1/2s, with due dates
from December 1, 2029
to January 1, 2032                                   --             --      8,989,881      9,489,451      3,534,590      3,731,015
7s, with due dates from
July 1, 2028 to April 1, 2032                        --             --     12,399,250     12,949,229      9,262,874      9,673,979
6 1/2s, with due dates
from August 1, 2023 to
September 1, 2032                             3,584,284      3,715,397     44,435,741     46,067,065     27,196,256     28,194,891
6 1/2s, with due dates
from August 1, 2010 to
December 1, 2011                                     --             --             --             --        305,662        322,374
6s, with due dates from
January 1, 2032 to
August 1, 2032                                  112,663        115,821        226,995        233,357        155,655        160,018
6s, with due dates from
May 1, 2016 to July 1, 2017                   5,508,414      5,723,240             --             --        669,874        695,999
5 1/2s, with due dates
from April 1, 2016 to
October 1, 2017                               2,179,784      2,246,878      9,624,043      9,920,274      6,334,370      6,529,344
Federal National
Mortgage Association
TBA, 6 1/2s, October 1, 2032                         --             --     12,600,000     13,052,844     10,800,000     11,188,152
TBA, 6s, October 1, 2031                        908,000        932,407      1,893,000      1,943,884      1,281,000      1,315,433
Government National
Mortgage Association
Pass-Through
Certificates
8s, with due dates from
June 15, 2017 to April 15, 2028               1,976,647      2,146,644      8,409,271      9,122,590      4,520,497      4,906,905
7 1/2s, with due dates
from September 15, 2028
to February 15, 2031                            408,305        431,567      3,944,686      4,194,381         56,861         60,100
7s, with due dates from
August 15, 2025 to June 15, 2031                721,344        757,332         25,202         26,617        667,719        702,735
6 1/2s, with due dates
from March 15, 2028 to
July 15, 2032                                 1,973,159      2,058,126     31,799,513     33,170,041     20,246,997     21,118,647
Government National
Mortgage Association
TBA 6 1/2s, October 1, 2032                          --             --     27,360,000     28,539,763     18,240,000     19,026,509
                                                         -------------                 -------------                 -------------
                                                            22,720,414                   213,805,187                   141,369,877

U.S. Government Agency
Obligations                                                         --%                          0.3%                          0.4%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae notes 7 1/2s, 2010                  $465,000       $561,813     $2,460,000     $2,972,172     $1,565,000     $1,890,833
Tennessee Valley
Authority bonds Ser. E,
6 3/4s, 2025                                         --             --      2,030,000      2,393,776      1,300,000      1,532,960
                                                         -------------                 -------------                 -------------
                                                               561,813                     5,365,948                     3,423,793
U.S. Treasury
Obligations                                                         --%                          0.2%                          0.3%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes
4 3/8s, August 15, 2012                              --             --      2,570,000      2,732,630      1,565,000      1,664,034
3 1/4s, August 15, 2007                              --             --      2,230,000      2,298,461      1,425,000      1,468,748
                                                         -------------                 -------------                 -------------
                                                                    --                     5,031,091                     3,132,782
                                                         -------------                 -------------                 -------------
Total U.S. Government and
Agency Obligations (cost $22,834,372,
$221,160,015 and $146,113,699)                             $23,282,227                  $224,202,226                  $147,926,452
----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                       BALANCED                    CONSERVATIVE

                                                                   1.8%                          2.8%                          4.1%
COLLATERALIZED                                Principal                     Principal                     Principal
MORTGAGE OBLIGATIONS (a)                         Amount          Value         Amount          Value         Amount          Value
----------------------------------------------------------------------------------------------------------------------------------
Amortizing Residential
Collateral Trust
Ser. 02-BC3N, Class B2,
7s, 2032                                            $--            $--       $271,664       $269,091       $211,576       $209,572
Ser. 02-BC4, Class A,
IO, 6s, 2032                                  1,010,000         71,450      4,160,000        294,288      2,665,000        188,528
Ser. 02-BC3, Class AIO,
IO, 6s, 2005                                  1,080,000         79,734      4,060,000        299,742      2,560,000        189,000
Ser. 02-BC6, Class A,
IO, 6s, 2004                                  1,000,000         75,586      3,525,000        266,440      2,340,000        176,871
Ser. 02-BC5, Class AIO,
IO, 6s, 2004                                    953,000         67,417      4,452,000        314,944      2,932,000        207,416
Ser. 02-BC6, Class M2,
FRN, 3.014s, 2032                               135,000        133,545        575,000        568,801        375,000        370,957
Ser. 02-BC1, Class M2,
FRN, 2.914s, 2032                                    --             --        510,000        503,827        320,000        316,127
Ser. 02-BC1, Class AIO,
IO, 6s, 2005                                         --             --      4,585,091        340,300      2,876,727        213,507
Ser. 01-BC6, Class AIO,
IO, 6s, 2004                                  2,841,545        156,951      3,897,818        215,294      2,569,909        141,947
Arc Net Interest Margin Trust
Ser. 02-2, Class A, 7
3/4s, 2032                                           --             --        214,819        214,462             --             --
Ser. 01-5A, Class A,
FRN, 2.51s, 2008                                 29,356         29,282         94,794         94,557         60,668         60,516
Arc Net Interest Margin
Trust 144A
Ser. 02-6, Class A, 7
3/4s, 2032                                           --             --        440,000        436,759        288,000        285,879
Ser. 01-6A, Class A, 7
1/4s, 2031                                           --             --        262,169        261,230        174,779        174,153
Asset Securitization Corp.
Ser. 97-MD7, Class A1B,
7.41s, 2030                                   1,522,500      1,721,203        485,500        548,863        303,000        342,545
Ser. 96-MD6, Class A1C,
7.04s, 2029                                     170,000        189,065        640,000        711,775        400,000        444,859
Ser. 96-MD6, Class A1B,
6.88s, 2026                                          --             --      1,970,000      2,067,269      1,260,000      1,322,213
Bear Stearns Commercial
Mortgage Securitization
Corp. Ser. 99-WF2,
Class A1, 6.8s, 2008                             48,792         53,679        394,403        433,905        256,159        281,814
Chase Manhattan
Bank-First Union
National Ser. 99-1,
Class A1, 7.134s, 2007                          124,790        136,640        990,265      1,084,302        640,050        700,829
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class D,
7.043s, 2010                                         --             --        110,000        116,205             --             --
Ser. 97-ML1, Class A3,
6.57s, 2007                                          --             --        397,000        438,949        251,000        277,522
Ser. 97-ML1, Class A2,
6.53s, 2007                                     250,000        267,266      1,000,000      1,069,063        600,000        641,438
Ser. 97-ML1, Class IO,
0.94s, 2017                                   3,617,575        124,778     13,658,552        471,113      8,871,883        306,011
Countrywide Home Loan
Ser. 98-3, Class A5, 6
3/4s, 2028                                       80,000         82,142        295,000        302,898        185,000        189,953
Countrywide Mortgage
Backed Securities, Inc.
Ser. 93-C, Class A8, 6
1/2s, 2024                                      110,000        113,415        405,000        417,575        255,000        262,917
Criimi Mae Commercial
Mortgage Trust Ser.
98-C1, Class A2, 7s, 2011                            --             --        505,000        555,342        320,000        351,900
Criimi Mae Commercial
Mortgage Trust 144A
Ser. 98-C1, Class B,
7s, 2011                                        280,000        293,388             --             --             --             --
CS First Boston Mortgage
Securities Corp.
Ser. 98-C1, Class A1B,
6.48s, 2008                                     180,000        201,881      1,440,000      1,615,050        930,000      1,043,053
Ser. 02-HE16, Class M2,
FRN, 3.314s, 2032                               156,000        155,632        584,000        582,624        367,000        366,135
Ser. 01-26, Class 4AIO,
IO, 7 1/2s, 2031                              4,247,369        228,296             --             --             --             --
Deutsche Mortgage &
Asset Receiving Corp.
Ser. 98-C1, Class X,
IO, 1.222s, 2023                              3,029,660        114,086      7,028,812        264,679      5,816,948        219,044
DLJ Commercial Mortgage Corp.
Ser. 00-CKP1, Class
A1A, 6.93s, 2009                                307,437        340,666      1,137,906      1,260,894        717,805        795,387
Ser. 98-CF1, Class A1A,
6.14s, 2006                                     577,009        612,170             --             --             --             --
Fannie Mae
Ser. 02-36, Class SJ,
15 1/2s, 2029                                   134,285        149,151        502,945        558,621        316,834        351,908
Ser. 02-T4, Class A3, 7
1/2s, 2041                                      107,381        115,771      1,005,087      1,083,615        716,447        772,423
Ser. 99-T2, Class A1, 7
1/2s, 2039                                       13,711         14,783        128,481        138,520         91,410         98,551
Ser. 02-T6, Class A2, 7
1/2s, 2031                                       42,193         45,489        395,557        426,461        282,164        304,209
Ser. 01-T8, Class A1, 7
1/2s, 2031                                    1,366,064      1,472,795      4,681,695      5,047,476      2,956,260      3,187,233
Ser. 01-T4, Class A1, 7
1/2s, 2028                                           --             --        390,376        420,876        252,815        272,567
Ser. 02-W3, Class A5, 7
1/2s, 2028                                        6,446          6,950         62,619         67,511         44,202         47,655
Ser. 02-T16, Class A3,
7 1/2s, 2042                                    411,000        443,111      1,794,000      1,934,165      1,179,000      1,271,115
Ser. 02-T16, Class A2,
7s, 2042                                        600,000        638,484      2,700,000      2,873,178      1,700,000      1,809,038
Ser. 98-1, Class SA,
IO, 12 1/2s, 2024                                    --             --      3,084,976        196,667      1,544,700         98,475
Ser. 00-4, Class SX,
FRN, 12 1/2s, 2023                                   --             --        173,112        173,112        157,655        157,655
Ser. 02-25, Class SX,
IO, 6.186s, 2032                                848,451         76,932      3,509,725        318,238      2,242,309        203,318
Ser. 02-44, Class SJ,
IO, 6.336s, 2032                              1,401,574        120,448      5,797,815        498,250      3,704,199        318,330
Ser. 02-36, Class QL,
IO, 6.236s, 2029                              1,431,446         72,551      5,386,977        273,033      3,365,559        170,580
Ser. 02-36, Class QH,
IO, 6.24s, 2031                                 290,952         18,833      1,089,703         70,534        686,470         44,434
Ser. 01-T12, Class IO,
0.571s, 2041                                  2,251,365         40,102      7,727,109        137,639      5,141,907         91,590
Ser. 02-T4, Class IO,
0.445s, 2041                                 11,218,762        156,011     41,777,506        580,971     26,417,735        367,373
Ser. 01-50, Class B1,
IO, 0.496s, 2041                              3,745,404         67,885     12,849,890        232,904      8,603,010        155,930
Ser. 02-T1, IO, 0.424s, 2031                  2,057,912         27,658      7,639,349        102,673      4,850,792         65,195
Ser. 01-T10, Principal
Only (PO), zero %, 2041                         123,249         86,891        460,257        324,481        290,790        205,007
Ser. 01-T8, PO, zero %, 2031                    137,614         97,018        513,903        362,301        324,682        228,901
Ser. 01-T7, PO, zero %, 2031                     15,153         10,721         56,067         39,667         35,610         25,194
Ser. 00-T6, PO, zero %, 2030                     12,291          8,696         45,478         32,175         28,885         20,436
Ser. 01-T3, PO, zero %, 2029                      8,672          6,135         32,085         22,700         20,378         14,417
Ser. 01-T4, PO, zero %, 2028                     45,550         32,227        168,535        119,238        107,042         75,732
Ser. 01-T1, PO, zero %, 2028                      3,104          2,196         11,485          8,126          7,295          5,161
Federal Home Loan
Mortgage Corp.
Structured Pass Through
Securities
Ser. T-42, Class A5, 7
1/2s, 2042                                       40,926         44,124        383,218        413,159        273,461        294,827
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1,
7.59s, 2016                                     100,000        103,766             --             --             --             --
Ser. 00-1, Class X, IO,
1.708s, 2020                                  1,418,740        115,938      5,485,161        448,240      3,505,568        286,471
FFCA Secured Lending
Corp. 144A Ser. 00-1,
Class A2, 7.77s, 2027                         1,025,000      1,224,615      3,885,000      4,641,588      2,475,000      2,956,996
First Union National
Bank Commercial
Mortgage
Ser. 00-C1, Class A1,
7.739s, 2032                                     68,914         78,174        254,897        289,149        161,075        182,720
Ser. 01-C3, Class F,
7.201s, 2011                                    138,000        158,366             --             --             --             --
Freddie Mac
Ser. 2412, Class GS,
FRN, 16.2s, 2032                                149,200        174,378        649,900        759,571        431,200        503,965
Ser. 2028, Class SG,
IO, 12.9s, 2023                                      --             --      1,324,000        148,950      1,035,000        116,438
Ser. 2422, Class CI,
IO, 6 1/2s, 2028                              1,698,861        152,897      6,336,400        570,276      3,992,800        359,352
Ser. 2032, Class SK,
IO, 12 1/2s, 2024                             1,069,021         69,152             --             --             --             --
Ser. 1717, Class L, 6
1/2s, 2024                                           --             --         62,102         65,227             --             --
Ser. 2131, Class PN,
PO, zero %, 2027                                125,652        119,841        556,766        531,016        366,135        349,202
Ser. 1208, Class F,
zero %, 2022                                     47,310         42,469             --             --             --             --
GE Capital Mortgage
Services, Inc. Ser.
98-11, Class 2A4, 6
3/4s, 2028                                           --             --         75,000         81,820             --             --
General Growth
Properties-Mall
Properties Trust FRB
Ser. 01-C1A, Class D3,
4.073s, 2014                                    261,300        261,218        917,015        916,729        616,274        616,081
Government National
Mortgage Association
Ser. 99-31, Class MP,
PO, zero %, 2029                                217,541        198,981      1,027,755        940,067        513,878        470,034
Ser. 98-2, Class EA,
PO, zero %, 2028                                184,907        168,313         35,278         32,112             --             --
Ser. 97-13, Class PI,
IO, 8s, 2027                                    657,823        110,835             --             --             --             --
IStar Asset Receivables
Trust Ser. 02-1A, Class
E, FRN, 3.049s, 2020                            133,000        132,834        501,000        500,374        314,000        313,608
JP Morgan Commercial
Mortgage Finance Corp.
Ser. 00-C9, Class A1,
7.59s, 2032                                     122,149        134,402        990,167      1,089,493        638,226        702,248
LB Commercial Conduit
Mortgage Trust Ser.
96-C2, Class A, 7.483s,
2026                                            418,337        436,966      1,573,744      1,643,823        992,721      1,036,926
LB-UBS Commercial
Mortgage Trust
Ser. 00-C3, Class A1,
7.95s, 2009                                     915,406      1,042,790      3,161,453      3,601,388      2,128,082      2,424,218
Ser. 00-C4, Class A1,
7.18s, 2009                                     195,798        219,810      1,543,618      1,732,917        992,651      1,114,383
Ser. 01-C3, Class A2,
6.37s, 2011                                     625,000        702,539             --             --             --             --
Merit Securities Corp.
Ser. 11PA, Class 3A1,
FRB, 2.434s, 2027                               175,070        174,420        762,284        759,455        499,679        497,825
Merrill Lynch Mortgage
Investors, Inc.
Ser. 96-C2, IO, 1.899s, 2028                    894,941         60,688      1,637,086        111,015        624,621         42,357
Ser. 95-C3, Class D,
FRN, 7.783s, 2025                                    --             --         75,000         82,781             --             --
Ser. 99-C1, Class A1,
7.37s, 2008                                     744,541        810,135        573,297        623,804        361,102        392,916
Ser. 97-C1, Class A2,
7.03s, 2029                                     130,000        136,622        570,000        599,034        375,000        394,102
Ser. 96-C2, Class E,
6.96s, 2028                                          --             --         65,000         70,068             --             --
Morgan Stanley Capital I
Ser. 99-CAM1, Class A1,
6.54s, 2004                                     943,062        960,450             --             --             --             --
Ser. 98-CF1, Class A1,
6.33s, 2007                                     222,426        235,876      1,568,370      1,663,208        637,503        676,052
Morgan Stanley Dean
Witter Capital I Ser.
02-HQ, Class X1, IO,
0.686s, 2034                                  2,782,494         74,345     10,434,353        278,793      6,608,424        176,569
Morgan Stanley Dean
Witter Capital I 144A
Ser. 01-XLF, Class D,
FRB, 3.34s, 2013                                 63,726         63,636        219,058        218,750        147,366        147,159
Ser. 01-XLF, Class E,
FRB, 3.29s, 2013                                 47,675         47,191        160,362        158,734        108,353        107,253
Mortgage Capital
Funding, Inc.
Ser. 97-MC2, Class X,
IO, 1.552s, 2012                              1,714,888         85,208        475,109         23,607             --             --
Ser. 97-MC1, Class A3,
7.288s, 2027                                    182,000        202,248        675,000        750,094        426,000        473,393
Nomura Asset Securities
Corp.
Ser. 95-MD3, Class A1B,
8.15s, 2020                                     619,687        689,982             --             --             --             --
Ser. 96-MD5, Class A1B,
7.12s, 2036                                     548,600        607,010        375,200        415,148        234,100        259,025
Prudential Home Mortgage
Securities Ser. 93-57,
Class A4, 5.9s, 2023                                 --             --            876            890             --             --
Residential Asset
Mortgage Products, Inc.
Ser. 02-SL1, Class AI3,
7s, 2032                                        171,000        179,470        639,000        670,650        402,000        421,912
Ser. 02-RZ1, Class AIO,
IO, 5 1/2s, 2004                                530,000         39,419             --             --             --             --
Saco I, Inc. Ser. 01-1A,
Class AIO, IO, 8s, 2004                       1,882,842        205,642             --             --             --             --
Salomon Brothers
Mortgage Securities VII
Ser. 00-C2, Class A1,
7.298s, 2033                                     80,667         90,700        297,514        334,518        187,356        210,658
Structured Asset
Securities Corp. Ser.
02-HF1, Class AIO, IO,
6s, 2005                                      1,300,000         89,324      4,883,000        335,515      3,079,000        211,561
Structured Asset
Security Corp. Ser.
00-1, Class A1, 2.104s, 2024                  2,496,757      2,497,157        832,252        832,386        832,252        832,386
TIAA Retail Commercial
Mortgage Trust Ser.
99-1, Class A, 7.17s, 2032                      986,725      1,090,035             --             --             --             --
                                                         -------------                 -------------                 -------------
Total Collateralized Mortgage Obligations
(cost $23,162,265, $59,505,457
and $37,793,220)                                           $22,991,076                   $58,397,722                   $37,013,157
----------------------------------------------------------------------------------------------------------------------------------

                                                    GROWTH                              BALANCED                 CONSERVATIVE
PURCHASED                                                             0.3%                         0.3%                        0.3%
OPTIONS                          Expiration Date/  Contract                    Contract                    Contract
OUTSTANDING (a)                     Strike Price     Amount         Value        Amount          Value       Amount          Value
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (Put)            Dec-02/800.00 USD         56    $3,059,200           405     $4,839,750          168     $2,007,600
S&P 500 Index (Put)            Dec-02/750.00 USD         96       741,600           152      1,174,200           63        486,675
S&P 500 Index (Put)            Dec-02/700.00 USD         32       155,200            50        242,500           21        101,850
                                                            -------------                -------------               -------------
Total Purchased Options Outstanding
(cost $1,543,232, $2,440,180
and $1,012,746)                                                $3,956,000                   $6,256,450                  $2,596,125
----------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                       BALANCED                    CONSERVATIVE
                                                                    0.2%                          0.2%                          0.1%
CONVERTIBLE PREFERRED
STOCKS (a)                                        Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Anker Coal Group, Inc.
14.25% cv. pfd.                                     182           $910             --            $--             87           $435
Anthem, Inc. $3.00 units
cv. pfd.                                          4,636        371,460          9,149        733,064          1,400        112,175
Ford Motor Company
Capital Trust II $3.25
cum. cv. pfd.                                    20,097        818,953         39,382      1,604,817          5,840        237,980
General Motors Corp.
$1.313 cv. pfd.                                   6,865        153,604         13,923        311,527          2,000         44,750
Global Crossing, Ltd.
6.75% cum. cv. pfd.
(Bermuda)                                            --             --          9,652            483          7,465            373
Interact Electronic
Marketing, Inc. 14.00%
cum. cv. pfd. (In
default) (NON)                                      400              4             --             --             90              1
Motorola, Inc. units
$3.50 cv. pfd.                                   11,530        423,728         22,614        831,065          3,390        124,583
Paxson Communications
Corp. 144A 9.75% cv.
pfd. (PIK)                                           44        176,000             --             --             14         56,000
TXU Corp. units $4.375
cv. pfd                                           8,755        398,353         17,006        773,773          2,500        113,750
                                                         -------------                 -------------                 -------------
Total Convertible Preferred Stocks
(cost $2,986,181, $6,742,658
and $2,375,415)                                             $2,343,012                    $4,254,729                      $690,047
----------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                   0.2%                          0.1%                          0.1%
CONVERTIBLE                                   Principal                     Principal                     Principal
BONDS AND NOTES (a)                              Amount          Value         Amount          Value         Amount          Value
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. cv.
notes 5s, 2010                                  $70,000        $28,350            $--            $--        $40,000        $16,200
DaVita, Inc. cv. sub.
notes 7s, 2009                                   85,000         82,875             --             --             --             --
DaVita, Inc. 144A cv.
sub. notes 7s, 2009                             120,000        117,000             --             --        295,000        287,625
Freeport-McMoRan Copper
& Gold, Inc. cv. sr.
notes 8 1/4s, 2006                                   --             --             --             --         10,000         11,925
Freeport-McMoRan Copper
& Gold, Inc. 144A cv.
sr. notes 8 1/4s, 2006                          179,000        213,457        328,000        391,140         40,000         47,700
Healthsouth Corp. cv.
sub. deb. 3 1/4s, 2003                          110,000        100,788        270,000        247,388        100,000         91,625
Hexcel Corp. cv. sub.
notes 7s, 2003                                   77,000         63,525             --             --         49,000         40,425
Nextel Communications,
Inc. cv. sr. notes 5
1/4s, 2010                                      830,000        560,250             --             --        500,000        337,500
Rite Aid Corp. cv. notes
4 3/4s, 2006                                    200,000        140,000        500,000        350,000         60,000         42,000
Service Corp.
International cv. sub.
notes 6 3/4s, 2008                              816,000        654,840      1,551,000      1,244,678        240,000        192,600
                                                         -------------                 -------------                 -------------

Total Convertible Bonds and Notes
(cost $2,123,301, $2,465,990
and $1,042,902)                                             $1,961,085                    $2,233,206                    $1,067,600
----------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                   0.1%                           --%                           --%
UNITS (a)                                         Units          Value          Units          Value          Units          Value
----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies,
Ltd. 144A Structured
Call Warrants (issued
by UBS AG), Exp.
4/11/03 (India)                                      --            $--          9,900       $696,956             --            $--
Larsen & Toubro, Ltd.
144A Structured Call
Warrants (issued by UBS
AG), Exp. 5/9/03
(India)                                         122,500        424,692             --             --             --             --
Nippon Television 144A
Structured Call
Warrants (issued by
Lehman Brothers Finance
S.A.), Exp. 9/6/03
(Japan)                                              --             --            240         40,854             --             --
Satyam Computer
Services, Ltd. 144A
Structured Call
Warrants (Issued by UBS
AG), Exp. 8/1/03
(India)                                         156,300        697,363             --             --             --             --
Singapore Press
Holdings, Ltd.
Structured Call
Warrants (issued by
Merrill Lynch
International & Co.
CV), Exp. 6/12/03
(Singapore)                                       5,900         63,091         14,300        152,916          1,900         20,317
Solutia, Inc. 144A units
11 1/4s, 2009                                       190        174,800            150        138,000            290        266,800
                                                         -------------                 -------------                 -------------
Total Units
(cost $1,374,581, $1,036,181
and $282,759)                                               $1,359,946                    $1,028,726                      $287,117
----------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                   0.1%                          0.2%                          0.5%
PREFERRED STOCKS (a)                             Shares          Value         Shares          Value         Shares          Value
----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25
cum. pfd. (PIK)                                     376             $4             --            $--             --            $--
California Federal
Preferred Capital Corp.
Ser. A, $2.281 pfd.                               8,100        210,924         22,060        574,442         15,240        396,850
CSBI Capital Trust I
144A company guaranty
Ser. A, 11.75% pfd.                                  --             --             --             --         90,000        103,500
Dobson Communications
Corp. 13.00% pfd. (PIK)                              38          9,500             --             --              1            250
Dobson Communications
Corp. 12.25% pfd. (PIK)                              14          3,500             --             --             --             --
First Union Capital II
Ser. A, 7.95% pfd.                                   --             --      2,490,000      2,888,649      3,155,000      3,660,115
Nextel Communications,
Inc. Ser. D, 13.00%
cum. pfd. (PIK)                                       6          4,200             --             --              2          1,400
Nextel Communications,
Inc. Ser. E, 11.125%
pfd. (PIK)                                          262        157,200             --             --            130         78,000
Paxson Communications
Corp. 13.25% cum. pfd. (PIK)                         63        340,200             --             --             61        329,400
                                                         -------------                 -------------                 -------------
Total Preferred Stocks
(cost $991,004, $2,858,491
and $4,026,368)                                               $725,528                    $3,463,091                    $4,569,515
----------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                    BALANCED                     CONSERVATIVE
                              Expiration                        --%                           --%                           --%
WARRANTS (a) (NON)                  Date       Warrants       Value       Warrants          Value       Warrants          Value
----------------------------------------------------------------------------------------------------------------------------------
Anker Coal Group, Inc. 144A     10/28/09             32          $1             --            $--              7             $1
Birch
Telecommunications,
Inc. 144A (PIK)                  6/15/08            340           3             --             --             80              1
Dayton Superior Corp.            6/15/09            630       6,300             --             --            330          3,297
Diva Systems Corp.               5/15/06            502           5             --             --            128              1
Diva Systems Corp. 144A           3/1/08          5,157          52             --             --          3,189             32
Genesis Health Ventures, Inc.    10/1/02          6,132          61             --             --          1,435             14
Horizon PCS, Inc.                10/1/10            700           7             --             --            340              3
Interact Systems, Inc.            8/1/03            400           1             --             --             90              1
Interact Systems, Inc. 144A     12/15/09            400           4             --             --             90              1
iPCS, Inc. 144A                  7/15/10            500         125             --             --            260             65
IWO Holdings, Inc.               1/15/11            390          98             --             --            190             48
Korea Telecom Corp. 144A
(South Korea)                   11/15/02         10,276     458,678             --             --             --             --
Mariner Health Care,
Inc. Ser. WT04                    5/1/04          1,029          32             --             --            187              6
ONO Finance PLC 144A
(United Kingdom)                 2/15/11            290           1             --             --             --             --
Paxson Communications
Corp. 144A                       6/30/03            960         480             --             --            320            160
Pliant Corp. 144A                 6/1/10             --          --             --             --            160            320
Sterling Chemicals
Holdings                         8/15/08            145          87             --             --             30             18
Sun Healthcare Group,
Inc.                             2/28/05            306           1             --             --             --             --
Telecomasia Corp.
(Rights) (Thailand)               4/3/08         86,463           1             --             --             --             --
Travel Centers of
America, Inc. 144A                5/1/09            210       2,100             --             --            180          1,800
Ubiquitel, Inc. 144A             4/15/10             --          --             --             --            590              1
Veraldo Holdings, Inc.
144A                             4/15/08          1,510          15             --             --            360              4
Versatel Telecom NV
(Netherlands)                    5/15/08             20          10             --             --             10              5
Washington Group
International, Inc.
Ser. A                           1/25/06            686         515             --             --            330            248
Washington Group
International, Inc.
Ser. B                           1/25/06            783         392             --             --            377            189
Washington Group
International, Inc.
Ser. C                           1/25/06            423         212             --             --            204            102
                                          -------------              -------------                 -------------
Total Warrants
(cost $1,106,879, $--
and $206,183)                                  $469,181                        $--                        $6,317
----------------------------------------------------------------------------------------------------------------------------------
                                                       GROWTH                       BALANCED                    CONSERVATIVE
                                                                    --%                          0.4%                          0.6%
FOREIGN GOVERNMENT                            Principal                     Principal                     Principal
BONDS AND NOTES (a)                              Amount          Value         Amount          Value         Amount          Value
----------------------------------------------------------------------------------------------------------------------------------
Ontario (Province of)
sr. unsub. 5 1/2s, 2008
(Canada)                                            $--            $--     $5,675,000     $6,316,388     $3,490,000     $3,884,440
Quebec (Province of) sr.
unsub. 5 3/4s, 2009
(Canada)                                             --             --      1,985,000      2,211,469      1,175,000      1,309,056
                                                         -------------                 -------------                 -------------
Total Foreign Government
Bonds and Notes (cost $--,
$7,044,064 and $4,348,733)                                         $--                    $8,527,857                    $5,193,496
----------------------------------------------------------------------------------------------------------------------------------
                                                        GROWTH                       BALANCED                    CONSERVATIVE
                                                                  11.2%                         17.4%                         29.7%
                                              Principal                     Principal                     Principal
SHORT-TERM                                      Amount/                       Amount/                       Amount/
INVESTMENTS (a)                                  Shares          Value         Shares          Value         Shares          Value
----------------------------------------------------------------------------------------------------------------------------------
Short-term investments
held as collateral for
loaned securities with
yields ranging from
1.73% to 2.00% and due
dates ranging from
October 1, 2002 to
November 19, 2002 (d)                       $20,177,065    $20,165,141    $45,245,862    $45,219,123     $4,777,005     $4,774,182
Short-term investments
held in Putnam
commingled cash account
with yields ranging
from 1.67% to 1.98% and
due dates ranging from
October 1, 2002 to
November 22, 2002 (d)                        95,150,066     95,150,066    277,427,100    277,427,100    245,702,804    245,702,804
U.S. Treasury Bill zero
%, December 12, 2002 (SEG)                  $30,260,000     30,150,761    $45,155,000     44,991,990    $20,525,000     20,450,905
                                                         -------------                 -------------                 -------------
Total Short-Term Investments
(cost $145,465,968, $367,638,213
and $270,927,891)                                         $145,465,968                  $367,638,213                  $270,927,891
----------------------------------------------------------------------------------------------------------------------------------

Total Investments
(cost $1,565,263,970,
$2,447,139,399 and $1,018,026,640)                      $1,319,229,017                $2,191,083,757                  $963,592,439
----------------------------------------------------------------------------------------------------------------------------------


* Percentages indicated are based on net assets as follows:
-----------------------------------------------
Growth Portfolio                 $1,297,152,187
Balanced Portfolio                2,113,268,006
Conservative Portfolio              912,576,866
-----------------------------------------------

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. Quorum Broadcast Holdings, Inc. Class E was acquired 5/15/01 with a cost of $113,758 and $55,881 for Growth and Conservative portfolios, respectively. The total market value of restricted securities held at September 30, 2002 by the funds did not exceed 0.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2002.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at September 30, 2002, which are subject to change based on the terms of the security.




DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2002:
(as percentage of Market Value)

Growth Portfolio
-------------------
Australia       0.7%
Bermuda         0.7
Brazil          0.5
Canada          1.3
Finland         0.5
France          2.8
Germany         1.3
Hong Kong       0.8
Italy           0.9
Japan           5.1
Mexico          0.9
Netherlands     1.5
South Korea     2.5
Sweden          0.7
Switzerland     2.6
Taiwan          0.7
United Kingdom  6.9
United States  64.7
Other           4.9
-------------------
Total         100.0%

Balanced Portfolio
-------------------
Bermuda         0.6%
Canada          1.1
France          1.9
Japan           2.1
Netherlands     0.8
South Korea     1.1
Switzerland     1.4
United Kingdom  3.3
United States  84.6
Other           3.1
-------------------
Total         100.0%

Conservative Portfolio
-------------------
Canada          1.6%
France          0.6
Japan           0.7
United Kingdom  1.5
United States  93.1
Other           2.5
-------------------
Total         100.0%


------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 2002                             GROWTH
(aggregate face value $165,956,854)
                                                                    Unrealized
                             Market  Aggregate Face    Delivery   Appreciation/
                              Value           Value        Date  (Depreciation)
------------------------------------------------------------------------------
Australian Dollars      $44,179,467     $44,180,148    12/18/02          $(681)
British Pounds           33,345,498      33,071,639    12/18/02        273,859
Canadian Dollars         39,152,869      39,370,554    12/18/02       (217,685)
Euro                     11,095,246      11,026,794    12/18/02         68,452
Korean Won                6,876,199       6,994,634    12/18/02       (118,435)
Norwegian Krone          19,131,546      18,916,289    12/18/02        215,257
Swedish Krona            12,477,642      12,396,796    12/18/02         80,846
------------------------------------------------------------------------------
                                                                      $301,613
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at September 30, 2002                             GROWTH
(aggregate face value $299,973,727)
                                                                     Unrealized
                             Market  Aggregate Face    Delivery    Appreciation/
                              Value           Value        Date   (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars       $5,582,335      $5,587,614     12/18/02         $5,279
British Pounds           49,961,283      49,591,594     12/18/02       (369,689)
Canadian Dollars          6,478,660       6,532,217     12/18/02         53,557
Danish Krone              3,445,814       3,458,271     12/18/02         12,457
Euro                    104,968,511     105,257,345     12/18/02        288,834
Hong Kong Dollars         2,325,088       2,325,610     12/18/02            522
Japanese Yen             74,221,922      75,663,958     12/18/02      1,442,036
Norwegian Krone           5,428,449       5,344,193     12/18/02        (84,256)
Singapore Dollars         4,846,588       4,925,701     12/18/02         79,113
Swedish Krona             8,648,023       8,574,289     12/18/02        (73,734)
Swiss Francs             32,679,194      32,712,935     12/18/02         33,741

-------------------------------------------------------------------------------
                                                                     $1,387,860
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
Futures Contracts Outstanding
at September 30, 2002                                             GROWTH
                                                                                    Unrealized
                                             Market  Aggregate Face   Expiration  Appreciation/
                                              Value           Value         Date (Depreciation)
----------------------------------------------------------------------------------------------
Canadian Government Bond 10 yr (Short)   $1,827,182      $1,807,086       Dec-02     $(20,096)
CBT Interest Rate Swap 10 yr (Long)         792,531         768,389       Dec-02       24,142
Euro 90 day (Short)                     116,734,350     116,374,762       Dec-02     (359,588)
Euro Bund 10 yr (Short)                  11,697,873      11,588,129       Dec-02     (109,744)
Euro-Bobl (Short)                        18,251,794      18,109,473       Dec-02     (142,321)
Japanese Government Bond 10 yr
Simex (Short)                            66,891,554      66,591,845       Dec-02     (299,709)
Nasdaq 100 Index (Long)                     501,300         563,381       Dec-02      (62,081)
Russell 2000 Index (Long)                42,786,800      46,050,503       Dec-02   (3,263,703)
S&P 500 Index (Long)                    204,972,500     226,775,296       Dec-02  (21,802,796)
U.K. Long Gilt (Short)                    4,179,422       4,100,092       Dec-02      (79,330)
U.S. Treasury Bond (Short)                  228,500         218,492       Dec-02      (10,008)
U.S. Treasury Note 2 yr (Short)          12,034,750      11,905,013       Dec-02     (129,737)
U.S. Treasury Note 5 yr (Short)             457,125         448,671       Dec-02       (8,454)
U.S. Treasury Note 10 yr (Long)           2,897,656       2,790,536       Dec-02      107,120
U.S. Treasury Note 10 yr (Short)        169,570,844     165,238,361       Dec-02   (4,332,483)
---------------------------------------------------------------------------------------------
                                                                                 $(30,488,788)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Written Options Outstanding
at September 30, 2002                                                   GROWTH
(premiums received $430,368)
                                                              Expiration Date/        Market
Contract Amount                                                 Strike Price           Value
---------------------------------------------------------------------------------------------
384 S&P 500 Index (Put)                                     Dec 02/650.00 USD      $1,132,800
---------------------------------------------------------------------------------------------


TBA Sale Commitments Outstanding
at September 30, 2002                                                   GROWTH
(proceeds receivable $1,295,562)
                                                         Principal      Settlement     Market
Agency                                                    Amount           Date         Value
---------------------------------------------------------------------------------------------
FNMA, 6 1/2s, October 1, 2032                            $321,000       10/15/02     $332,537
FNMA, 6s, October 1, 2032                                 939,000       10/15/02      964,240
---------------------------------------------------------------------------------------------
                                                                                   $1,296,777
---------------------------------------------------------------------------------------------
Swap Contracts Outstanding at
September 30, 2002                                                    GROWTH
                                                                                   Unrealized
                                                          Notional  Termination  Appreciation/
                                                           Amount       Date    (Depreciation)
---------------------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital
Services, Inc. dated February 28, 2001 to pay
semi-annually the notional amount multiplied
by 5.815% and receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                         $7,200,000         3/2/11    $(927,616)

Agreement with Merrill Lynch Capital
Services, Inc. dated February 28, 2001 to pay
semi-annually the notional amount multiplied
by 5.485% and receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                          2,500,000         3/2/06     (224,680)

Agreement with Merrill Lynch Capital
Services, Inc. dated July 30, 2002 to receive
quarterly the notional amount multiplied by
the three month LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.204%                                                 553,964         8/1/12      (43,106)

Agreement with Merrill Lynch Capital
Services, Inc. dated July 30, 2002 to pay
quarterly the notional amount multiplied by
the three month LIBOR-BBA and receive
semi-annually the notional amount multiplied
by 5.845%                                                 570,000         8/1/22       61,449

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month LIBOR-BBA and
pay semi-annually the notional amount
multiplied by 5.601%                                      283,084        8/12/22       21,644

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month LIBOR-BBA and
pay semi-annually the notional amount
multiplied by 4.94%                                       275,120        8/13/12      (15,408)

Agreement with Merrill Lynch Capital
Services, Inc. dated September 30, 2002 to
receive monthly the notional amount
multiplied by the one month USD-LIBOR-BBA
adjusted by a specified spread and pay
(receive) monthly the notional amount
multiplied by the return of the Merrill Lynch
Master Mortgage Index.                                 15,514,661         2/1/03           --

Agreement with Deutsche Bank AG dated July
31, 2002 to receive semi-annually the
notional amount multiplied by the three month
LIBOR-BBA and pay quarterly the notional
amount multiplied by 5.86%                                317,679         8/2/32      (37,518)

Agreement with Deutsche Bank AG dated July
31, 2002 to pay quarterly the notional amount
multiplied by the three month LIBOR-BBA and
receive semi-annually the notional amount
multiplied by 5.7756%                                     283,084         8/2/22       28,620

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 10, 2002 to pay quarterly the
notional amount multiplied by the three month
LIBOR-BBA and receive semi-annually the
notional amount multiplied by 3.695%                    8,267,511        8/15/04      254,639
Swap Contracts Outstanding at

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 10, 2002 to pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA and receive semi-annually the
notional amount multiplied by 5.405%.                   2,448,129        8/15/10     (246,282)

Agreement with Goldman Sachs Capital Markets,
L.P. dated July 30, 2002 to receive quarterly
the notional amount multiplied by the three
month USD LIBOR-BBA and pay semi-annually the
notional amount multiplied by 5.919%                      639,659         8/1/32      (80,917)

Agreement with Goldman Sachs Capital Markets,
L.P. dated July 30, 2002 to pay quarterly the
notional amount multiplied by the three month
USD LIBOR-BBA and receive semi-annually the
notional amount multiplied by 5.845%                      570,000         8/1/22       62,928

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to receive
quarterly the notional amount multiplied by
the three month USD LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.689%                                                 317,679        8/12/32      (28,813)

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to pay quarterly
the notional amount multiplied by the three
month USD LIBOR-BBA and receive semi-annually
the notional amount multiplied by 5.601%
                                                          283,084        8/12/22       22,307
Agreement with Goldman Sachs Capital Markets,
L.P. dated September 30, 2002 to pay monthly
the notional amount multiplied by the one
month USD LIBOR-BBA minus a specified spread
and receive (pay) monthly the notional amount
multiplied by the return of the Lehman
Brothers MBS Fixed Rate Index.                          5,515,445         2/1/03           --

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to pay
semi-annually the notional multiplied by
5.152% and receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                            275,120         8/2/12      (20,386)

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to
receive semi-annually the notional multiplied
by 5.7756% and pay quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                            283,084         8/2/22       28,563

Agreement with Lehman Brothers Special
Financing, Inc. dated February 29, 2000 to
pay (receive) monthly the notional amount
multiplied by the return of the Lehman
Government Index and receive monthly the
notional amount multiplied by one month USD
LIBOR adjusted by a specified spread.                  82,663,579         3/1/03    1,584,076

Agreement with JP Morgan Securities, Inc.
dated May 15, 2000 to receive (pay) monthly
the notional amount multiplied by the return
of the Lehman Brothers U.S. Government Bond
Index and pay monthly the notional amount
multiplied by one month USD LIBOR adjusted by
a specified spread.                                    60,624,037         6/1/03    1,164,261

Agreement with Salomon Brothers International
Limited dated January 28, 2000 to receive
(pay) monthly the notional amount multiplied
by the return of the World Government Bond
Index Hedged-NON USD and pay monthly the
notional amount multiplied by one month USD
LIBOR adjusted by a specified spread.                  97,324,763        1/31/03      616,531

Agreement with Salomon Brothers International
Limited dated January 28, 2000 to receive
(pay) monthly the notional amount multiplied
by the return of the World Government Bond
Index Unhedged-NON USD and pay monthly the
notional amount multiplied by one month USD
LIBOR adjusted by a specified spread.                 105,372,452        1/31/03   (1,396,653)
---------------------------------------------------------------------------------------------
                                                                                     $823,639
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at September 30, 2002                                            BALANCED
(aggregate face value $221,751,194)
                                                                                   Unrealized
                                           Market     Aggregate Face   Delivery  Appreciation/
                                           Value         Value           Date   (Depreciation)
---------------------------------------------------------------------------------------------
Australian Dollars                      $60,446,637   $60,409,245       12/18/02      $37,392
British Pounds                           42,465,350    42,151,128       12/18/02      314,222
Canadian Dollars                         65,721,287    66,264,587       12/18/02     (543,300)
Euro                                     22,831,630    22,692,424       12/18/02      139,206
Norwegian Krone                          18,107,467    17,826,419       12/18/02      281,048
Swedish Krona                            12,486,987    12,407,391       12/18/02       79,596
---------------------------------------------------------------------------------------------
                                                                                     $308,164
---------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30, 2002                                          BALANCED
(aggregate face value $307,631,261)
                                                                                   Unrealized
                                           Market     Aggregate Face  Delivery   Appreciation/
                                            Value         Value          Date   (Depreciation)
---------------------------------------------------------------------------------------------
Australian Dollars                      $13,277,015   $13,279,902       12/18/02       $2,887
British Pounds                           70,615,545    70,093,025       12/18/02     (522,520)
Canadian Dollars                         26,973,869    27,136,892       12/18/02      163,023
Euro                                    105,499,523   106,124,592       12/18/02      625,069
Hong Kong Dollars                         4,083,617     4,084,534       12/18/02          917
Japanese Yen                             44,950,426    46,111,559       12/18/02    1,161,133
Singapore Dollars                         3,005,547     3,054,608       12/18/02       49,061
Swedish Krona                             6,616,972     6,560,555       12/18/02      (56,417)
Swiss Francs                             31,167,383    31,185,594       12/18/02       18,211
---------------------------------------------------------------------------------------------
                                                                                   $1,441,364
---------------------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 2002                                          BALANCED
                                                                                   Unrealized
                                            Market   Aggregate Face  Expiration  Appreciation/
                                            Value        Value           Date   (Depreciation)
---------------------------------------------------------------------------------------------
Canadian Government Bond 10 yr (Long)   $28,084,458   $27,671,754         Dec-02     $412,704
CBT Interest Rate Swap 10 yr (Long)       5,321,281     5,159,184         Dec-02      162,097
Dow Jones Euro Stoxx 50 (Short)          37,233,695    40,724,820         Dec-02    3,491,125
Euro 90 day (Short)                     179,534,475   178,981,437         Dec-02     (553,038)
Euro Bund 10 yr (Long)                   96,684,957    95,904,356         Dec-02      780,601
FT-SE 100 Index (Short)                  21,387,606    22,777,858         Dec-02    1,390,252
Hang Seng Index (Short)                   2,026,117     2,053,790         Oct-02       27,673
Nasdaq 100 Index (Long)                     835,500       938,969         Dec-02     (103,469)
Russell 2000 Index (Long)                65,268,000    70,246,530         Dec-02   (4,978,530)
Russell 2000 Index (Short)              105,154,000   113,170,035         Dec-02    8,016,035
S&P 500 Index (Long)                    399,961,250   442,582,450         Dec-02  (42,621,200)
S&P/Toronto Stock Exchange 60
Index (Short)                             5,318,462     5,588,000         Dec-02      269,538
SPI 200 Index (Short)                     6,407,584     6,506,323         Dec-02       98,739
Tokyo Price Index (Short)                26,838,235    26,616,324         Dec-02     (221,911)
U.K. Long Gilt (Long)                   101,445,977    99,359,265         Dec-02    2,086,712
U.S. Treasury Bond (Short)                2,742,000     2,675,304         Dec-02      (66,696)
U.S. Treasury Note 2 yr (Short)          37,393,688    36,938,950         Dec-02     (454,738)
U.S. Treasury Note 5 yr (Long)           31,884,469    30,820,857         Dec-02    1,063,612
U.S. Treasury Note 10 yr (Long)           9,967,938     9,599,443         Dec-02      368,495
U.S. Treasury Note 10 yr (Short)        390,256,344   377,131,938         Dec-02  (13,124,406)
---------------------------------------------------------------------------------------------
                                                                                 $(43,956,405)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Written Options Outstanding at September 30, 2002
(premiums received $680,170)                                                  BALANCED
                                                                Expiration Date/       Market
Contract Amount                                                  Strike Price           Value
---------------------------------------------------------------------------------------------
607 S&P 500 Index (Put)                                       Dec 02/650.00 USD    $1,790,650
---------------------------------------------------------------------------------------------

Credit Default Contracts Outstanding at September 30, 2002
(premiums received $1,683,675)                                                BALANCED
                                                                                      Market
Notional Amount                                                                       Value
---------------------------------------------------------------------------------------------
$6,700,000  Agreement with JPMorgan Chase Bank
            effective April 24, 2002 to receive a premium
            equal to 12.479% times the notional amount.
            For each credit default event related to one
            of the issues within the HYDI BB 8.625%,
            11/15/06 Bond Index, the fund makes a
            proportional payment of the notional amount
            times the difference between the par value
            and the then-market value of the defaulted
            issue.                                                                 $1,388,240

6,500,000   Agreement with JPMorgan Chase Bank
            effective May 16, 2002 to receive a premium
            equal to 12.53% times the notional amount.
            For each credit default event related to one
            of the issues within the HYDI BB 7.55%,
            5/15/07 Bond Index, the fund makes a
            proportional payment of the notional amount
            times the difference between the par value
            and the then-market value of the defaulted
            issue.                                                                  1,374,750
---------------------------------------------------------------------------------------------
                                                                                   $2,762,990
---------------------------------------------------------------------------------------------


TBA Sale Commitments Outstanding
at September 30, 2002                                                  BALANCED
(proceeds receivable $55,287,427)
                                                       Principal      Settlement      Market
Agency                                                   Amount          Date         Value
---------------------------------------------------------------------------------------------
FNMA, 6 1/2s, October 1, 2032                         $40,905,000       10/15/02  $42,375,126
FNMA, 6s, October 1, 2032                               2,111,130       10/15/02    2,167,877
GNMA, 6 1/2s, October 1, 2032                          10,300,000       10/23/02   10,744,136
---------------------------------------------------------------------------------------------
                                                                                  $55,287,139
---------------------------------------------------------------------------------------------

Swap Contracts Outstanding
at September 30, 2002                                                   BALANCED
                                                                                   Unrealized
                                                          Notional  Termination  Appreciation/
                                                           Amount        Date   (Depreciation)
---------------------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital
Services, Inc. dated July 30, 2002 to receive
quarterly the notional amount multiplied by
the three month LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.204%                                                $2,444,243     8/1/12      $(190,196)

Agreement with Merrill Lynch Capital
Services, Inc. dated July 30, 2002 to pay
quarterly the notional amount multiplied by
the three month LIBOR-BBA and receive
semi-annually the notional amount multiplied
by 5.845%                                                 2,515,000     8/1/22        271,128

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month LIBOR-BBA and
pay semi-annually the notional amount
multiplied by 5.601%                                      1,251,434    8/12/22         95,682

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month LIBOR-BBA and
pay semi-annually the notional amount
multiplied by 4.94%                                       1,216,226    8/13/12        (68,112)

Agreement with Merrill Lynch Capital
Services, Inc. dated September 30, 2002 to
receive monthly the notional amount
multiplied by the one month USD-LIBOR-BBA
adjusted by a specified spread and pay
(receive) monthly the notional amount
multiplied by the return of the Merrill Lynch
Master Mortgage Index.                                   23,949,196     2/1/03             --

Agreement with Deutsche Bank AG dated July
31, 2002 to receive semi-annually the
notional amount multiplied by the three month
LIBOR-BBA and pay quarterly the notional
amount multiplied by 5.86%                                1,404,369     8/2/32       (165,856)

Agreement with Deutsche Bank AG dated July
31, 2002 to pay quarterly the notional amount
multiplied by the the three month LIBOR-BBA
and receive semi-annually the notional amount
multiplied by 5.7756%                                     1,251,434     8/2/22        126,520

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 10, 2002 to pay quarterly the
notional amount multiplied by the three month
LIBOR-BBA and receive semi-annually the
notional amount multiplied by 3.695%                     30,773,514    8/15/04        947,821

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 10, 2002 to pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA and receive semi-annually the
notional amount multiplied by 5.405%.
                                                          9,013,565    8/15/10       (906,765)
Agreement with Goldman Sachs Capital Markets,
L.P. dated July 30, 2002 to receive quarterly
the notional amount multiplied by the three
month USD LIBOR-BBA and pay semi-annually the
notional amount multiplied by 5.919%                      2,822,353     8/1/32       (357,028)

Agreement with Goldman Sachs Capital Markets,
L.P. dated July 30, 2002 to pay quarterly the
notional amount multiplied by the three month
USD LIBOR-BBA and receive semi-annually the
notional amount multiplied by 5.845%                      2,515,000     8/1/22        277,656

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to receive
quarterly the notional amount multiplied by
the three month USD LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.689%                                                 1,404,369    8/12/32       (127,376)

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to pay quarterly
the notional amount multiplied by the three
month USD LIBOR-BBA and receive semi-annually
the notional amount multiplied by 5.601%                  1,251,434    8/12/22         98,613

Agreement with Goldman Sachs Capital Markets,
L.P. dated September 30, 2002 to pay monthly
the notional amount multiplied by the one
month USD LIBOR-BBA minus a specified spread
and receive (pay) monthly the notional amount
multiplied by the return of the Lehman
Brothers MBS Fixed Rate Index.                           23,948,941     2/1/03             --

Agreement with Lehman Brothers Special
Financing, Inc. dated dated July 31, 2002 to
pay semi-annually the notional multiplied by
5.152% and receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                            1,216,226     8/2/12        (90,122)

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to
receive semi-annually the notional multiplied
by 5.7756% and pay quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                            1,251,434     8/2/22        126,273

Agreement with JP Morgan Securities, Inc.
dated May 15, 2000 to receive (pay) monthly
the notional amount multiplied by the return
of the Lehman Brothers U.S. Government Bond
Index and pay monthly the notional amount
multiplied by one month USD LIBOR adjusted by
a specified spread.                                     183,123,379     6/1/03      3,516,811

Agreement with Lehman Brothers Special
Financing, Inc. dated February 29, 2000 to
pay (receive) monthly the notional amount
multiplied by the return of the Lehman
Government Index and receive monthly the
notional amount multiplied by one month USD
LIBOR adjusted by a specified spread.                   175,660,730     3/1/03      3,366,175
---------------------------------------------------------------------------------------------
                                                                                   $6,921,224
---------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy
at September 30, 2002                                           CONSERVATIVE
(aggregate face value $90,897,357)
                                                                                   Unrealized
                                           Market     Aggregate Face   Delivery  Appreciation/
                                           Value          Value          Date   (Depreciation)
---------------------------------------------------------------------------------------------
Australian Dollars                      $25,444,303   $25,428,940       12/18/02      $15,363
British Pounds                           18,903,933    18,764,053       12/18/02      139,880
Canadian Dollars                         28,416,786    28,651,700       12/18/02     (234,914)
Danish Krone                                  1,326         1,331       12/18/02           (5)
Euro                                      6,059,040     6,025,771       12/18/02       33,269
Norwegian Krone                           7,206,693     7,094,837       12/18/02      111,856
Swedish Krona                             4,962,141     4,930,725       12/18/02       31,416
---------------------------------------------------------------------------------------------
                                                                                      $96,865
---------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell
at September 30, 2002                                           CONSERVATIVE
(aggregate face value $50,097,425)
                                                                                  Unrealized
                                           Market     Aggregate Face   Delivery  Appreciation/
                                           Value          Value          Date   (Depreciation)
---------------------------------------------------------------------------------------------
Australian Dollars                       $2,682,643    $2,687,056       12/18/02       $4,413
British Pounds                            9,328,899     9,259,870       12/18/02      (69,029)
Canadian Dollars                          7,413,976     7,450,961       12/18/02       36,985
Euro                                     16,712,635    16,802,500       12/18/02       89,865
Hong Kong Dollars                           538,191       538,312       12/18/02          121
Japanese Yen                              7,396,699     7,587,766       12/18/02      191,067
Singapore Dollars                           385,240       391,528       12/18/02        6,288
Swedish Krona                             1,195,770     1,185,575       12/18/02      (10,195)
Swiss Francs                              4,191,408     4,193,857       12/18/02        2,449
---------------------------------------------------------------------------------------------
                                                                                     $251,964
---------------------------------------------------------------------------------------------

Futures Contracts Outstanding
at September 30, 2002                                           CONSERVATIVE
                                                                                  Unrealized
                                           Market     Aggregate Face   Delivery  Appreciation/
                                           Value          Value          Date   (Depreciation)
---------------------------------------------------------------------------------------------
Canadian Government Bond 10 yr (Long)   $11,504,477   $11,335,375         Dec-02     $169,102
CBT Interest Rate Swap 10 yr (Long)         113,219       109,770         Dec-02        3,449
Euro 90 day (Short)                      58,613,450    58,432,897         Dec-02     (180,553)
Euro Bund 10 yr (Long)                   39,515,398    39,198,566         Dec-02      316,832
Japanese Government Bond 10 yr
Simex (Short)                            42,210,877    41,943,618         Dec-02     (267,259)
Russell 2000 Index (Long)                25,200,700    27,122,966         Dec-02   (1,922,266)
S&P 500 Index (Long)                     57,050,000    63,148,716         Dec-02   (6,098,716)
U.K. Long Gilt (Long)                    41,414,275    40,562,578         Dec-02      851,697
U.S. Treasury Bond (Short)                3,541,750     3,407,720         Dec-02     (134,030)
U.S. Treasury Note 2 yr (Short)          22,994,969    22,744,828         Dec-02     (250,141)
U.S. Treasury Note 5 yr (Long)           17,027,906    16,470,821         Dec-02      557,085
U.S. Treasury Note 10 yr (Long)           8,924,782     8,594,850         Dec-02      329,932
U.S. Treasury Note 10 yr (Short)        147,548,656   142,445,390         Dec-02   (5,103,266)
---------------------------------------------------------------------------------------------
                                                                                 $(11,728,134)
---------------------------------------------------------------------------------------------


Written Options Outstanding
at September 30, 2002                                                 CONSERVATIVE
(premiums received $282,429)
                                                                Expiration Date/       Market
Contract Amount                                                  Strike Price           Value
---------------------------------------------------------------------------------------------
252 S&P 500 Index (Put)                                       Dec 02/650.00 USD      $743,400
---------------------------------------------------------------------------------------------

Credit Default Contracts Outstanding at September 30, 2002
(premiums received $1,809,207)

Notional                                                                               Market
Amount                                                                                  Value
---------------------------------------------------------------------------------------------
$6,700,000 Agreement with JPMorgan Chase Bank
           effective April 24, 2002 to receive a premium
           equal to 12.479% times the notional amount.
           For each credit default event related to one
           of the issues within the HYDI BB 8.625,
           11/15/06 Bond Index, the fund makes a
           proportional payment of the notional amount
           times the difference between the par value
           and the then-market value of the defaulted
           issue.                                                                  $1,388,240

6,700,000  Agreement with JPMorgan Chase Bank
           effective May 16, 2002 to receive a premium
           equal to 12.53% times the notional amount.
           For each credit default event related to one
           of the issues within the HYDI B 7.55%,
           5/15/07 Bond Index, the fund makes a
           proportional payment of the notional amount
           times the difference between the par value
           and the then-market value of the defaulted
           issue.                                                                   1,417,050
---------------------------------------------------------------------------------------------
                                                                                   $2,805,290
---------------------------------------------------------------------------------------------


TBA Sale Commitments Outstanding
at September 30, 2002                                                CONSERVATIVE
(proceeds receivable $38,641,383)
                                                       Principal      Settlement    Market
Agency                                                   Amount          Date        Value
---------------------------------------------------------------------------------------------
FNMA, 6 1/2s, October 1, 2032                         $27,021,000       10/15/02  $27,992,135
FNMA, 6s, October 1, 2032                               1,430,576       10/15/02    1,469,030
GNMA, 6 1/2s, October 1, 2032                           8,800,000       10/23/02    9,179,456
---------------------------------------------------------------------------------------------
                                                                                  $38,640,621
---------------------------------------------------------------------------------------------
Swap Contracts Outstanding
at September 30, 2002                                               CONSERVATIVE
                                                                                   Unrealized
                                                          Notional  Termination  Appreciation/
                                                           Amount       Date    (Depreciation)
---------------------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital
Services, Inc. dated July 30, 2002 to receive
quarterly the notional amount multiplied by
the three month LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.204%                                                $1,603,579       8/1/12    $(124,781)

Agreement with Merrill Lynch Capital
Services, Inc. dated July 30, 2002 to pay
quarterly the notional amount multiplied by
the three month LIBOR-BBA and receive
semi-annually the notional amount multiplied
by 5.845%                                                 1,650,000       8/1/22      177,877

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month LIBOR-BBA and
pay semi-annually the notional amount
multiplied by 5.601%                                        824,399      8/12/22       63,032

Agreement with Merrill Lynch Capital
Services, Inc. dated August 8, 2002 to
receive quarterly the notional amount
multiplied by the three month LIBOR-BBA and
pay semi-annually the notional amount
multiplied by 4.94%                                         801,206      8/13/12      (44,870)

Agreement with Merrill Lynch Capital
Services, Inc. dated September 30, 2002 to
receive monthly the notional amount
multiplied by the one month USD-LIBOR-BBA
adjusted by a specified spread and pay
(receive) monthly the notional amount
multiplied by the return of the Merrill Lynch
Master Mortgage Index.                                   15,811,533       2/1/03           --

Agreement with Credit Suisse First Boston
International dated July 3, 2002 to receive
(pay) quarterly the notional amount
multiplied by the return of the Lehman
Brothers US Corporate High Yield Index and
pay quarterly the notional amount multiplied
by three month USD LIBOR adjusted by a
specified spread.                                         9,999,745       7/1/03     (265,920)

Agreement with Deutsche Bank AG dated July
31, 2002 to receive semi-annually the
notional amount multiplied by the three month
LIBOR-BBA and pay quarterly the notional
amount multiplied by 5.86%                                  925,147       8/2/32     (109,260)

Agreement with Deutsche Bank AG dated July
31, 2002 to pay quarterly the notional amount
multiplied by the three month LIBOR-BBA and
receive semi-annually the notional amount
multiplied by 5.7756%                                       824,399       8/2/22       83,347

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 10, 2002 to pay quarterly the
notional amount multiplied by the three month
LIBOR-BBA and receive semi-annually the
notional amount multiplied by 3.695%                     19,290,859      8/15/04      594,158

Agreement with Goldman Sachs Capital Markets,
L.P. dated June 10, 2002 to pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA and receive semi-annually the
notional amount multiplied by 5.405%.
                                                          5,675,208      8/15/10     (570,926)

Agreement with Goldman Sachs Capital Markets,
L.P. dated July 30, 2002 to receive quarterly
the notional amount multiplied by the three
month USD LIBOR-BBA and pay semi-annually the
notional amount multiplied by 5.919%                      1,851,643       8/1/32     (234,233)

Agreement with Goldman Sachs Capital Markets,
L.P. dated July 30, 2002 to pay quarterly the
notional amount multiplied by the three month
USD LIBOR-BBA and receive semi-annually the
notional amount multiplied by 5.845%                      1,650,000       8/1/22      182,160

Agreement with Goldman Sachs Capital Markets,
L.P. dated July 31, 2002 to pay monthly the
notional amount multiplied by the one month
USD-LIBOR-BBA and receive (pay) monthly the
notional amount multiplied by the Lehman
Brothers High Yield Index.                                5,953,539       2/1/04       (4,603)

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to receive
quarterly the notional amount multiplied by
the three month USD LIBOR-BBA and pay
semi-annually the notional amount multiplied
by 5.689%                                                   925,147      8/12/32      (83,911)

Agreement with Goldman Sachs Capital Markets,
L.P. dated August 8, 2002 to pay quarterly
the notional amount multiplied by the three
month USD LIBOR-BBA and receive semi-annually
the notional amount multiplied by 5.601%
                                                            824,399      8/12/22        64,963
Agreement with Goldman Sachs Capital Markets,
L.P. dated September 30, 2002 to pay monthly
the notional amount multiplied by the one
month USD LIBOR-BBA minus a specified spread
and receive (pay) monthly the notional amount
multiplied by the return of the Lehman
Brothers MBS Fixed Rate Index.                           15,810,490       2/1/03           --

Agreement with Lehman Brothers Special
Financing, Inc. dated dated July 31, 2002 to
pay semi-annually the notional multiplied by
5.152% and receive quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                              801,206       8/2/12      (59,369)

Agreement with Lehman Brothers Special
Financing, Inc. dated July 31, 2002 to
receive semi-annually the notional multiplied
by 5.7756% and pay quarterly the notional
amount multiplied by three month
USD-LIBOR-BBA.                                              824,399      8/2/22        83,182

Agreement with Salomon Brothers International
Limited dated January 28, 2000 to receive
(pay) monthly the notional amount multiplied
by the return of the World Government Bond
Index Hedged-NON USD and pay monthly the
notional amount multiplied by one month USD
LIBOR adjusted by a specified spread.                   135,137,445     1/31/03       856,067

Agreement with Lehman Brothers Special
Financing, Inc. dated February 29, 2000 to
pay (receive) monthly the notional amount
multiplied by the return of the Lehman
Government Index and receive monthly the
notional amount multiplied by one month USD
LIBOR adjusted by a specified spread.                    45,206,723      3/1/03       866,293

Agreement with JP Morgan Securities, Inc.
dated May 15, 2000 to receive (pay) monthly
the notional amount multiplied by the return
of the Lehman Brothers U.S. Government Bond
Index and pay monthly the notional amount
multiplied by one month USD LIBOR adjusted by
a specified spread.                                      62,824,370      6/1/03     1,206,516
---------------------------------------------------------------------------------------------
                                                                                   $2,679,722
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002

Putnam Asset Allocation: Growth Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $19,021,269 of securities on
loan (identified cost $1,565,263,970) (Note 1)                                   $1,319,229,017
-----------------------------------------------------------------------------------------------
Foreign currency (cost $4,792,632) (Note 1)                                           4,846,817
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             6,787,642
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,882,579
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       13,210,612
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                           3,845,018
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                               2,898,003
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                               722,902
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,353,422,590

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                        229,904
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 4,554,311
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     13,529,949
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            7,103,501
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,260,181
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              709,095
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            73,719
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              4,600
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  663,790
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                  1,208,530
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                   49,028
-----------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $430,368) (Note 1)           1,132,800
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              3,021,379
-----------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $1,295,562) (Note 1)              1,296,777
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   20,165,141
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  267,698
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    56,270,403
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,297,152,187

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,981,255,156
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         27,183,448
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(Note 1)                                                                           (436,627,062)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                                 (274,659,355)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,297,152,187

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($573,389,858 divided by 74,546,806 shares)                                               $7.69
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.69)*                                    $8.16
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($205,744,147 divided by 27,276,183 shares)**                                             $7.54
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($67,430,809 divided by 9,064,336 shares)**                                               $7.44
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($34,055,552 divided by 4,506,735 shares)                                                 $7.56
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.56)*                                    $7.83
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($416,531,821 divided by 53,691,068 shares)                                               $7.76
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended September 30, 2002

Putnam Asset Allocation: Growth Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $30,368,983
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,351,766)                                         19,125,098
-----------------------------------------------------------------------------------------------
Securities lending                                                                      313,913
-----------------------------------------------------------------------------------------------
Total investment income                                                              49,807,994

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,950,243
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        6,372,782
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        43,624
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         26,314
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,792,780
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 2,837,291
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   933,186
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   355,569
-----------------------------------------------------------------------------------------------
Other                                                                                   756,204
-----------------------------------------------------------------------------------------------
Total expenses                                                                       23,067,993
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,020,467)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         22,047,526
-----------------------------------------------------------------------------------------------
Net investment income                                                                27,760,468
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (143,583,338)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (3,399,021)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         18,937,521
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (36,477,120)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    387,005
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies
during the year                                                                       5,709,769
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the year                            (33,651,976)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (192,077,160)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(164,316,692)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Growth Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           2002            2001
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $27,760,468     $41,066,427
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                 (164,134,953)   (225,811,638)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (27,942,207)   (282,258,374)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               (164,316,692)   (467,003,585)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (22,475,843)    (10,852,084)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (6,894,287)     (2,248,299)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (2,305,813)       (850,876)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,316,159)       (518,264)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (16,667,668)     (7,661,644)
---------------------------------------------------------------------------------------------------------------
  From net realized short-term gain on investments
    Class A                                                                                  --     (69,396,220)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (39,024,040)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --     (11,615,890)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (5,523,602)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --     (41,372,877)
---------------------------------------------------------------------------------------------------------------
  From net realized long-term gain on investments
    Class A                                                                                  --     (80,591,001)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (45,319,276)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --     (13,489,729)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (6,414,653)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --     (48,047,021)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (68,305,231)    450,791,469
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (282,281,693)   (399,137,592)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 1,579,433,880   1,978,571,472
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $27,183,448 and $39,304,843, respectively)                             $1,297,152,187  $1,579,433,880
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS A
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.94       $14.47       $14.35       $11.76        $13.64
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .17          .26          .28          .14           .15
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           (1.12)       (2.97)        1.56         2.82         (1.06)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.95)       (2.71)        1.84         2.96          (.91)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.30)        (.19)        (.16)        (.10)         (.14)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (2.63)       (1.56)        (.27)         (.83)
-----------------------------------------------------------------------------------------------
Total distributions                   (.30)       (2.82)       (1.72)        (.37)         (.97)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.69        $8.94       $14.47       $14.35        $11.76
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)              (11.29)      (22.41)       12.77        25.55         (7.01)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $573,390     $671,127     $817,887     $664,640      $602,273
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.30         1.25         1.18         1.21          1.31
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.80         2.35         1.87         1.00          1.13
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)               82.18        98.60       155.18       105.11        146.58
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS B
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.76       $14.21       $14.12       $11.59        $13.47
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .10          .17          .16          .03           .05
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           (1.11)       (2.92)        1.55         2.78         (1.05)
-----------------------------------------------------------------------------------------------
Total from
investment operations                (1.01)       (2.75)        1.71         2.81         (1.00)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.21)        (.07)        (.06)        (.01)         (.05)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (2.63)       (1.56)        (.27)         (.83)
-----------------------------------------------------------------------------------------------
Total distributions                   (.21)       (2.70)       (1.62)        (.28)         (.88)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.54        $8.76       $14.21       $14.12        $11.59
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)              (11.99)      (23.04)       11.98        24.52         (7.72)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $205,744     $297,887     $469,645     $470,073      $385,645
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.05         2.00         1.93         1.96          2.06
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.05         1.60         1.07          .25           .40
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)               82.18        98.60       155.18       105.11        146.58
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS C
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.64       $14.08       $14.00       $11.50        $13.38
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .09          .17          .17          .03           .05
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           (1.07)       (2.89)        1.53         2.75         (1.04)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.98)       (2.72)        1.70         2.78          (.99)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.22)        (.09)        (.06)        (.01)         (.06)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (2.63)       (1.56)        (.27)         (.83)
-----------------------------------------------------------------------------------------------
Total distributions                   (.22)       (2.72)       (1.62)        (.28)         (.89)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.44        $8.64       $14.08       $14.00        $11.50
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)              (11.88)      (23.08)       12.01        24.47         (7.70)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $67,431      $95,848     $135,439     $103,209       $88,076
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.05         2.00         1.93         1.96          2.06
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.05         1.60         1.13          .25           .41
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)               82.18        98.60       155.18       105.11        146.58
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS M
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.78       $14.25       $14.15       $11.60        $13.49
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .12          .20          .20          .07           .08
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           (1.10)       (2.93)        1.55         2.80         (1.05)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.98)       (2.73)        1.75         2.87          (.97)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.24)        (.11)        (.09)        (.05)         (.09)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (2.63)       (1.56)        (.27)         (.83)
-----------------------------------------------------------------------------------------------
Total distributions                   (.24)       (2.74)       (1.65)        (.32)         (.92)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.56        $8.78       $14.25       $14.15        $11.60
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)              (11.65)      (22.84)       12.25        25.05         (7.52)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $34,056      $48,911      $67,225      $59,604       $49,702
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.80         1.75         1.68         1.71          1.81
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.30         1.85         1.35          .50           .65
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)               82.18        98.60       155.18       105.11        146.58
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

CLASS Y
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.01       $14.58       $14.44       $11.84        $13.72
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .19          .29          .32          .17           .18
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           (1.12)       (3.01)        1.58         2.83         (1.07)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.93)       (2.72)        1.90         3.00          (.89)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.32)        (.22)        (.20)        (.13)         (.16)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (2.63)       (1.56)        (.27)         (.83)
-----------------------------------------------------------------------------------------------
Total distributions                   (.32)       (2.85)       (1.76)        (.40)         (.99)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.76        $9.01       $14.58       $14.44        $11.84
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)              (10.97)      (22.30)       13.14        25.76         (6.79)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $416,532     $465,661     $488,376     $386,363      $203,595
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.05         1.00          .93          .96          1.06
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.05         2.61         2.13         1.24          1.40
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)               82.18        98.60       155.18       105.11        146.58
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002

Putnam Asset Allocation: Balanced Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $42,779,868 of securities
on loan (identified cost $2,447,139,399) (Note 1)                                $2,191,083,757
-----------------------------------------------------------------------------------------------
Cash                                                                                    117,270
-----------------------------------------------------------------------------------------------
Foreign currency (cost $32,552,708) (Note 1)                                         32,946,322
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             9,289,334
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,984,752
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       77,834,215
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                           8,826,679
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                               2,904,410
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                               248,605
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,326,235,344

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 5,447,032
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     84,577,611
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            9,209,362
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,331,671
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              715,225
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            86,368
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,404
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,066,539
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                  1,154,882
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                  140,593
-----------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $680,170) (Note 1)           1,790,650
-----------------------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums received $1,683,675)
(Note 1)                                                                              2,762,990
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              1,905,455
-----------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $55,287,427) (Note 1)            55,287,139
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   45,219,123
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  270,294
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   212,967,338
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,113,268,006

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,857,941,051
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          9,168,060
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(Note 1)                                                                           (460,560,831)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                                 (293,280,274)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $2,113,268,006

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,073,715,557 divided by 132,581,394 shares)                                            $8.10
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.10)*                                    $8.59
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($268,218,843 divided by 33,322,156 shares)**                                             $8.05
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($87,252,256 divided by 10,926,315 shares)**                                              $7.99
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($42,752,577 divided by 5,289,461 shares)                                                 $8.08
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.08)*                                    $8.37
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($641,328,773 divided by 79,118,448 shares)                                               $8.11
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended September 30, 2002

Putnam Asset Allocation: Balanced Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $52,732,715
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $865,807)                                           24,654,125
-----------------------------------------------------------------------------------------------
Securities lending                                                                      326,576
-----------------------------------------------------------------------------------------------
Total investment income                                                              77,713,416

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     14,435,053
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        7,369,826
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        58,893
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         32,273
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 3,157,195
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 3,580,513
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 1,184,442
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   400,197
-----------------------------------------------------------------------------------------------
Other                                                                                   900,133
-----------------------------------------------------------------------------------------------
Total expenses                                                                       31,118,525
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,108,796)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         30,009,729
-----------------------------------------------------------------------------------------------
Net investment income                                                                47,703,687
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (188,977,586)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (8,264,956)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         25,128,886
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (5,382,020)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    429,726
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                    6,918,480
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap contracts, written options, credit default contracts and TBA sale commitments
during the year                                                                    (101,930,474)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (272,077,944)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(224,374,257)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Balanced Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           2002            2001
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $47,703,687     $61,972,371
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                 (177,065,950)   (206,653,063)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (95,011,994)   (362,046,064)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               (224,374,257)   (506,726,756)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (39,473,269)    (45,016,921)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (8,703,486)    (12,254,633)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (2,903,130)     (3,467,612)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,422,177)     (1,812,358)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (24,697,455)    (23,054,048)
---------------------------------------------------------------------------------------------------------------
  From net realized short-term gain on investments
    Class A                                                                                  --     (61,169,296)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (22,874,444)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --      (6,136,449)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (3,015,895)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --     (26,283,108)
---------------------------------------------------------------------------------------------------------------
  From net realized long-term gain on investments
    Class A                                                                                  --     (96,123,180)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --     (35,945,555)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --      (9,642,992)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --      (4,739,264)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --     (41,302,026)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (34,422,804)    638,655,867
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                       (335,996,578)   (260,908,670)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 2,449,264,584   2,710,173,254
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $9,168,060 and $17,857,247, respectively)                              $2,113,268,006  $2,449,264,584
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS A
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.20       $12.99       $12.28       $10.66        $12.28
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .18          .26          .31          .23           .26
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.98)       (2.23)        1.59         1.78          (.84)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.80)       (1.97)        1.90         2.01          (.58)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.30)        (.38)        (.26)        (.21)         (.18)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (1.44)        (.93)        (.18)         (.86)
-----------------------------------------------------------------------------------------------
Total distributions                   (.30)       (1.82)       (1.19)        (.39)        (1.04)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.10        $9.20       $12.99       $12.28        $10.66
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (9.20)      (17.11)       15.88        19.09         (4.97)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $1,073,716   $1,237,229   $1,377,302     $873,219      $846,574
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.15         1.11         1.09         1.14          1.22
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.96         2.39         2.37         1.89          2.17
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.47       131.05       182.86       119.70        158.14
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS B
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.14       $12.92       $12.22       $10.61        $12.23
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .11          .18          .20          .14           .17
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.98)       (2.23)        1.59         1.78          (.83)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.87)       (2.05)        1.79         1.92          (.66)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.22)        (.29)        (.16)        (.13)         (.10)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (1.44)        (.93)        (.18)         (.86)
-----------------------------------------------------------------------------------------------
Total distributions                   (.22)       (1.73)       (1.09)        (.31)         (.96)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.05        $9.14       $12.92       $12.22        $10.61
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (9.86)      (17.78)       15.01        18.22         (5.70)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $268,219     $381,633     $535,663     $553,738      $482,029
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.90         1.86         1.84         1.89          1.97
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.21         1.64         1.56         1.13          1.42
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.47       131.05       182.86       119.70        158.14
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS C
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.08       $12.83       $12.15       $10.56        $12.18
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .11          .17          .20          .13           .16
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.97)       (2.19)        1.57         1.77          (.82)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.86)       (2.02)        1.77         1.90          (.66)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.23)        (.29)        (.16)        (.13)         (.10)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (1.44)        (.93)        (.18)         (.86)
-----------------------------------------------------------------------------------------------
Total distributions                   (.23)       (1.73)       (1.09)        (.31)         (.96)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.99        $9.08       $12.83       $12.15        $10.56
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (9.90)      (17.65)       14.97        18.14         (5.70)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $87,252     $119,926     $142,761     $120,660       $94,553
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.90         1.86         1.84         1.89          1.97
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.21         1.64         1.58         1.12          1.41
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.47       131.05       182.86       119.70        158.14
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS M
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.18       $12.97       $12.26       $10.65        $12.27
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .14          .20          .24          .17           .20
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.99)       (2.23)        1.59         1.78          (.83)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.85)       (2.03)        1.83         1.95          (.63)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.25)        (.32)        (.19)        (.16)         (.13)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (1.44)        (.93)        (.18)         (.86)
-----------------------------------------------------------------------------------------------
Total distributions                   (.25)       (1.76)       (1.12)        (.34)         (.99)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.08        $9.18       $12.97       $12.26        $10.65
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (9.68)      (17.57)       15.33        18.45         (5.46)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $42,753      $55,313      $70,757      $66,854       $55,511
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.65         1.61         1.59         1.64          1.72
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.46         1.89         1.84         1.38          1.67
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.47       131.05       182.86       119.70        158.14
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

CLASS Y
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.21       $13.00       $12.29       $10.67        $12.29
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .21          .29          .33          .26           .29
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.99)       (2.24)        1.60         1.78          (.84)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.78)       (1.95)        1.93         2.04          (.55)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.32)        (.40)        (.29)        (.24)         (.21)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --        (1.44)        (.93)        (.18)         (.86)
-----------------------------------------------------------------------------------------------
Total distributions                   (.32)       (1.84)       (1.22)        (.42)        (1.07)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.11        $9.21       $13.00       $12.29        $10.67
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (8.96)      (16.89)       16.15        19.37         (4.74)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $641,329     $655,163     $583,691     $410,335      $216,100
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .90          .86          .84          .89           .97
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.21         2.64         2.58         2.10          2.43
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              108.47       131.05       182.86       119.70        158.14
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002

Putnam Asset Allocation: Conservative Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $4,489,407 of securities on loan
(identified cost $1,018,026,640) (Note 1)                                          $963,592,439
-----------------------------------------------------------------------------------------------
Cash                                                                                    775,341
-----------------------------------------------------------------------------------------------
Foreign currency (cost $3,571,230) (Note 1)                                           3,609,104
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             8,444,394
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,474,110
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       44,565,789
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                           4,177,595
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                                 671,476
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                                74,924
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,027,385,172

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 1,431,046
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     57,049,201
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,917,548
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,557,816
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              344,078
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            36,204
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,555
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  497,816
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                    322,647
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                   52,845
-----------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $282,429) (Note 1)             743,400
-----------------------------------------------------------------------------------------------
Credit default contracts outstanding, at value (premiums received $1,809,207)
(Note 1)                                                                              2,805,290
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              1,497,873
-----------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $38,641,383) (Note 1)            38,640,621
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                    4,774,182
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  135,184
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   114,808,306
-----------------------------------------------------------------------------------------------
Net assets                                                                         $912,576,866

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,097,013,864
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         14,086,588
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(Note 1)                                                                           (134,011,068)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                                  (64,512,518)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $912,576,866

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($558,847,363 divided by 70,419,520 shares)                                               $7.94
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.94)*                                    $8.42
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($109,186,013 divided by 13,835,737 shares)**                                             $7.89
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($36,330,246 divided by 4,610,573 shares)**                                               $7.88
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($19,108,717 divided by 2,420,093 shares)                                                 $7.90
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.90)*                                    $8.19
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($189,104,527 divided by 23,818,667 shares)                                               $7.94
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended September 30, 2002

Putnam Asset Allocation: Conservative Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $48,711,235
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $111,392)                                            4,023,977
-----------------------------------------------------------------------------------------------
Securities lending                                                                       27,652
-----------------------------------------------------------------------------------------------
Total investment income                                                              52,762,864

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      6,464,255
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,890,635
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        31,376
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         19,598
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,490,326
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,241,561
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   412,845
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   151,208
-----------------------------------------------------------------------------------------------
Other                                                                                   359,921
-----------------------------------------------------------------------------------------------
Total expenses                                                                       14,061,725
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (252,274)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         13,809,451
-----------------------------------------------------------------------------------------------
Net investment income                                                                38,953,413
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (57,372,876)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           4,228,159
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         11,505,698
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (14,366,200)
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    199,725
-----------------------------------------------------------------------------------------------
Net realized loss on credit default contracts (Note 1)                                 (735,267)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign currencies
during the year                                                                       1,789,340
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap contracts, written options, credit default contracts and TBA sale commitments
during the year                                                                     (13,882,283)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (68,633,704)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(29,680,291)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Conservative Portfolio
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           2002            2001
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $38,953,413     $48,446,693
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                  (56,540,761)    (50,342,666)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (12,092,943)    (46,905,319)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                (29,680,291)    (48,801,292)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (36,751,108)    (29,165,045)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (7,008,945)     (7,949,283)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (2,321,297)     (2,329,256)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,191,704)     (1,361,627)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (13,899,862)    (13,546,661)
---------------------------------------------------------------------------------------------------------------
  From net realized short-term gain on investments
    Class A                                                                                  --     (14,087,673)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (5,183,588)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --      (1,501,814)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (844,969)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --      (7,124,594)
---------------------------------------------------------------------------------------------------------------
  From net realized long-term gain on investments
    Class A                                                                                  --     (11,123,874)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (4,093,051)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --      (1,185,858)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (667,203)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --      (5,625,704)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    19,272,299     309,315,046
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (71,580,908)    154,723,554

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   984,157,774     829,434,220
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $14,086,588 and $20,355,778, respectively)                               $912,576,866    $984,157,774
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS A
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.71       $10.45       $10.40        $9.81        $10.61
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .34          .49          .46          .34           .38
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.57)        (.95)         .37          .73          (.45)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.23)        (.46)         .83         1.07          (.07)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.54)        (.62)        (.40)        (.40)         (.20)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --         (.66)        (.38)        (.08)         (.53)
-----------------------------------------------------------------------------------------------
Total distributions                   (.54)       (1.28)        (.78)        (.48)         (.73)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.94        $8.71       $10.45       $10.40         $9.81
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (2.97)       (4.84)        8.18        11.05          (.69)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $558,847     $578,416     $406,224     $373,313      $367,806
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.33         1.29         1.25         1.31          1.39
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.99         5.13         4.37         3.25          3.67
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              144.07       180.29       276.48       165.48        203.19
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS B
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.68       $10.42       $10.37        $9.78        $10.57
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .28          .41          .37          .26           .30
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.59)        (.94)         .38          .73          (.43)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.31)        (.53)         .75          .99          (.13)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.48)        (.55)        (.32)        (.32)         (.13)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --         (.66)        (.38)        (.08)         (.53)
-----------------------------------------------------------------------------------------------
Total distributions                   (.48)       (1.21)        (.70)        (.40)         (.66)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.89        $8.68       $10.42       $10.37         $9.78
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (3.94)       (5.60)        7.40        10.29         (1.32)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $109,186     $129,598     $153,985     $187,112      $162,807
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.08         2.04         2.00         2.06          2.14
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.26         4.41         3.57         2.50          2.92
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              144.07       180.29       276.48       165.48        203.19
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS C
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.66       $10.39       $10.34        $9.75        $10.56
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .28          .41          .36          .26           .30
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.58)        (.93)         .39          .74          (.45)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.30)        (.52)         .75         1.00          (.15)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.48)        (.55)        (.32)        (.33)         (.13)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --         (.66)        (.38)        (.08)         (.53)
-----------------------------------------------------------------------------------------------
Total distributions                   (.48)       (1.21)        (.70)        (.41)         (.66)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.88        $8.66       $10.39       $10.34         $9.75
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (3.84)       (5.51)        7.39        10.34         (1.51)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $36,330      $41,854      $41,846      $58,831       $45,740
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.08         2.04         2.00         2.06          2.14
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.26         4.41         3.51         2.50          2.93
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              144.07       180.29       276.48       165.48        203.19
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS M
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.68       $10.42       $10.37        $9.78        $10.59
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .30          .44          .40          .29           .33
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.58)        (.95)         .38          .73          (.46)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.28)        (.51)         .78         1.02          (.13)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.50)        (.57)        (.35)        (.35)         (.15)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --         (.66)        (.38)        (.08)         (.53)
-----------------------------------------------------------------------------------------------
Total distributions                   (.50)       (1.23)        (.73)        (.43)         (.68)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.90        $8.68       $10.42       $10.37         $9.78
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (3.59)       (5.34)        7.66        10.56         (1.27)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $19,109      $21,265      $24,869      $29,373       $18,868
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.83         1.79         1.75         1.81          1.89
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.50         4.66         3.82         2.77          3.17
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              144.07       180.29       276.48       165.48        203.19
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

CLASS Y
-----------------------------------------------------------------------------------------------


Per-share
operating performance                                  Year ended September 30
-----------------------------------------------------------------------------------------------
                                      2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.73       $10.47       $10.42        $9.82        $10.62
-----------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------
Net investment income(a)               .37          .51          .51          .36           .41
-----------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (.59)        (.95)         .35          .75          (.45)
-----------------------------------------------------------------------------------------------
Total from
investment operations                 (.22)        (.44)         .86         1.11          (.04)
-----------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------
From net
investment income                     (.57)        (.64)        (.43)        (.43)         (.23)
-----------------------------------------------------------------------------------------------
From net realized gain
on investments                          --         (.66)        (.38)        (.08)         (.53)
-----------------------------------------------------------------------------------------------
Total distributions                   (.57)       (1.30)        (.81)        (.51)         (.76)
-----------------------------------------------------------------------------------------------
Net asset value,
end of period                        $7.94        $8.73       $10.47       $10.42         $9.82
-----------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               (2.93)       (4.59)        8.43        11.42          (.44)
-----------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $189,105     $213,026     $202,510     $110,831       $26,253
-----------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.08         1.04         1.00         1.06          1.14
-----------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             4.25         5.41         4.84         3.50          3.93
-----------------------------------------------------------------------------------------------
Portfolio turnover (%)              144.07       180.29       276.48       165.48        203.19
-----------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




NOTES TO FINANCIAL STATEMENTS
September 30, 2002

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The funds each offer class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to minimum requirements.

Expenses of the funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the funds, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over -- the-counter-the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value.

B) Joint trading account Each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as each fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts Each fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Total return swap contracts Each fund may engage in total return swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage their market exposure the funds may enter into total return swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts Each fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The funds may enter into interest rate swap agreements to manage the funds' exposure to interest rates. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. A portion of the payments received or made upon early termination are recorded as realized gain or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) Credit default contracts The fund may engage in credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment as a result of a credit event related to a specified security or index. The upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recorded, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counter party may default on its obligation to perform.

K) TBA purchase commitments Each fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds and maintains, until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolios or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

M) Security lending Each fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the funds will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At September 30, 2002, the value of securities loaned amounted to $19,021,269, $42,779,868 and $4,489,407 for Growth Portfolio,
Balanced Portfolio and Conservative Portfolio, respectively. The funds received cash collateral of $20,165,141, $45,219,123 and $4,774,182 for
Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, which is pooled with collateral of other Putnam funds into 24 issuers of high-grade short-term investments.

N) Line of credit Each fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 2002, the funds had no borrowings against the line of credit.

O) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2002, the funds had capital loss carryovers of approximately $232,746,000, $243,417,000 and $57,268,000 for the Growth
Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, available to the extent allowed by tax law to offset future capital gains, if any. The amount of each of the carryovers and the expiration dates were as follows:

Growth Portfolio

Loss Carryover                      Expiration
--------------                      ------------------
$15,215,000                         September 30, 2009
217,531,000                         September 30, 2010

Balanced Portfolio

Loss Carryover                      Expiration
--------------                      ------------------
$243,417,000                        September 30, 2010

Conservative Portfolio

Loss Carryover                      Expiration
--------------                      ------------------
$3,097,000                          September 30, 2009
54,171,000                          September 30, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the funds have elected to defer to their fiscal year ending September 30, 2003 approximately $190,082,000, $224,947,000 and
$83,640,000 for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, of losses recognized during the period November 1, 2001 to September 30, 2002.

P) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. On each of the funds, these differences included temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, nontaxable dividends, defaulted bond interest, realized and unrealized gains and losses on certain futures contracts, market discount, interest on payment-in-kind securities (the Balanced Portfolio did not have this as a temporary or permanent difference), realized and unrealized gains and losses on passive foreign investment companies and income from swap contracts. Prior year distributions in the Statement of changes in net assets have been reclassified to conform with current year presentation. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 2002, reclassifications were as follows:

Undistributed Net Investment Income
-----------------------------------------------------------------------------
Growth Portfolio                                                   $9,777,907
-----------------------------------------------------------------------------
Balanced Portfolio                                                 20,806,643
-----------------------------------------------------------------------------
Conservative Portfolio                                             15,950,313
-----------------------------------------------------------------------------

Accumulated Net Realized Gains and Losses
-----------------------------------------------------------------------------
Growth Portfolio                                                 $(11,372,120)
-----------------------------------------------------------------------------
Balanced Portfolio                                                (20,806,643)
-----------------------------------------------------------------------------
Conservative Portfolio                                            (15,939,880)
-----------------------------------------------------------------------------

Paid-in Capital
-----------------------------------------------------------------------------
Growth Portfolio                                                   $1,594,213
-----------------------------------------------------------------------------
Balanced Portfolio                                                         --
-----------------------------------------------------------------------------
Conservative Portfolio                                                (10,433)
-----------------------------------------------------------------------------

The tax basis components of distributable earnings and the federal tax cost as of period end was as follows:

Growth Portfolio
-----------------------------------------------------------------------------
Unrealized appreciation                                           $10,727,822
Unrealized depreciation                                          (299,818,238)
                                                               --------------
Net unrealized depreciation                                      (289,090,416)
Undistributed ordinary income                                      30,563,479
Capital loss carryforward                                        (232,745,619)
Post-October loss                                               $(190,082,452)
Cost for federal income
tax purposes                                                   $1,608,319,433

Balanced Portfolio
-----------------------------------------------------------------------------
Unrealized appreciation                                          $ 52,068,408
Unrealized depreciation                                          (349,230,176)
                                                               --------------
Net unrealized depreciation                                      (297,161,768)
Undistributed ordinary income                                      16,550,814
Capital loss carryforward                                        (243,416,756)
Post-October loss                                               $(224,946,661)
Cost for federal income
tax purposes                                                   $2,488,245,525

Conservative Portfolio
-----------------------------------------------------------------------------
Unrealized appreciation                                          $ 17,339,753
Unrealized depreciation                                           (76,493,770)
                                                               --------------
Net unrealized depreciation                                       (59,154,017)
Undistributed ordinary income                                      16,999,786
Capital loss carryforward                                         (57,268,190)
Post-October loss                                                $(83,639,705)
Cost for federal income
tax purposes                                                   $1,022,746,456

Q) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets of each fund, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds' assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the Growth Portfolio to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At September 30, 2002, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds' expenses. The funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2002, the funds' expenses were reduced by $1,020,467, $1,108,796 and $252,274 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under these arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $1,800, $2,769 and $1,589 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The funds have adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the funds is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted distribution plans (the "Plans") with respect to their class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended September 30, 2002, Putnam Retail Management, acting as underwriter received the following:

                                                   Class A            Class M
                                           Net Commissions    Net Commissions
-----------------------------------------------------------------------------
Growth Portfolio                                  $104,439             $7,551
-----------------------------------------------------------------------------
Balanced Portfolio                                 158,647              6,855
-----------------------------------------------------------------------------
Conservative Portfolio                              94,431              2,271
-----------------------------------------------------------------------------

                                                   Class B            Class C
                                                Contingent         Contingent
                                                  deferred           deferred
                                              sales charge       sales charge
-----------------------------------------------------------------------------
Growth Portfolio                                  $525,622             $9,260
-----------------------------------------------------------------------------
Balanced Portfolio                                 731,738             11,372
-----------------------------------------------------------------------------
Conservative Portfolio                             283,203             13,791
-----------------------------------------------------------------------------

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the year ended September 30, 2002, Putnam Retail Management, acting as underwriter received the following:

                                                   Class A            Class M
                                                  Deferred           Deferred
                                              sales charge       sales charge
-----------------------------------------------------------------------------
Growth
Portfolio                                          $12,683                $--
-----------------------------------------------------------------------------
Balanced
Portfolio                                            9,082                 --
-----------------------------------------------------------------------------
Conservative
Portfolio                                            7,599                 --
-----------------------------------------------------------------------------

Note 3
Purchases and sales of securities

During the year ended September 30, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

                                                  U.S. Government Obligations
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth Portfolio                                $5,422,068         $5,363,441
-----------------------------------------------------------------------------
Balanced Portfolio                              57,976,721         53,427,577
-----------------------------------------------------------------------------
Conservative Portfolio                          29,525,030         26,319,120
-----------------------------------------------------------------------------

                                                             Other Securities
-----------------------------------------------------------------------------
                                                 Purchases              Sales
-----------------------------------------------------------------------------
Growth Portfolio                            $1,209,576,764     $1,386,256,890
-----------------------------------------------------------------------------
Balanced Portfolio                           2,294,207,481      2,508,817,014
-----------------------------------------------------------------------------
Conservative Portfolio                       1,018,252,281      1,094,069,378
-----------------------------------------------------------------------------

Written option transactions during the year are summarized as follows:

Growth Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of year                               16,758,000            $87,408
-----------------------------------------------------------------------------
Options opened                                  44,125,418            767,305
-----------------------------------------------------------------------------
Options exercised                                  (74,137)            (5,509)
-----------------------------------------------------------------------------
Options expired                                (44,050,454)          (232,377)
-----------------------------------------------------------------------------
Options closed                                 (16,758,443)          (186,459)
-----------------------------------------------------------------------------
Written options
outstanding at
end of year                                            384           $430,368
-----------------------------------------------------------------------------

Balanced Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of year                               18,950,000            $98,842
-----------------------------------------------------------------------------
Options opened                                  51,057,498          1,066,429
-----------------------------------------------------------------------------
Options exercised                                       --                 --
-----------------------------------------------------------------------------
Options expired                                (51,056,000)           (93,044)
-----------------------------------------------------------------------------
Options closed                                 (18,950,891)          (392,057)
-----------------------------------------------------------------------------
Written options
outstanding at
end of year                                            607           $680,170
-----------------------------------------------------------------------------

Conservative Portfolio
-----------------------------------------------------------------------------
                                                  Contract           Premiums
                                                    Amount           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of year                                7,370,000            $38,441
-----------------------------------------------------------------------------
Options opened                                  20,124,796            469,024
-----------------------------------------------------------------------------
Options exercised                                       --                 --
-----------------------------------------------------------------------------
Options expired                                (20,124,000)           (36,677)
-----------------------------------------------------------------------------
Options closed                                  (7,370,544)          (188,359)
-----------------------------------------------------------------------------
Written options
outstanding at
end of year                                            252           $282,429
-----------------------------------------------------------------------------

Note 4
Capital shares

At September 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,731,158       $212,036,133
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,332,789         22,114,989
-----------------------------------------------------------------------------
Shares repurchased                             (25,604,867)      (235,794,498)
-----------------------------------------------------------------------------
Net decrease                                      (540,920)       $(1,643,376)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,985,550       $285,418,153
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                14,433,363        158,911,324
-----------------------------------------------------------------------------
Shares repurchased                             (21,836,056)      (236,294,232)
-----------------------------------------------------------------------------
Net increase                                    18,582,857       $208,035,245
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,388,339        $49,274,023
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   688,511          6,547,251
-----------------------------------------------------------------------------
Shares repurchased                             (12,820,165)      (116,803,993)
-----------------------------------------------------------------------------
Net decrease                                    (6,743,315)      $(60,982,719)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,407,507        $69,460,935
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 7,558,887         82,013,924
-----------------------------------------------------------------------------
Shares repurchased                             (13,001,465)      (138,633,493)
-----------------------------------------------------------------------------
Net increase                                       964,929        $12,841,366
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,792,700        $16,236,704
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   235,350          2,172,277
-----------------------------------------------------------------------------
Shares repurchased                              (4,053,667)       (36,042,887)
-----------------------------------------------------------------------------
Net decrease                                    (2,025,617)      $(17,633,906)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,634,409        $28,829,316
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,268,836         24,299,238
-----------------------------------------------------------------------------
Shares repurchased                              (3,430,401)       (36,055,611)
-----------------------------------------------------------------------------
Net increase                                     1,472,844        $17,072,943
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        961,765         $8,826,897
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   138,720          1,297,028
-----------------------------------------------------------------------------
Shares repurchased                              (2,164,241)       (19,666,697)
-----------------------------------------------------------------------------
Net decrease                                    (1,063,756)       $(9,542,772)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,052,702        $11,971,266
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,128,272         12,253,032
-----------------------------------------------------------------------------
Shares repurchased                              (1,327,134)       (14,545,140)
-----------------------------------------------------------------------------
Net increase                                       853,840         $9,679,158
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     14,867,666       $139,899,823
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,745,306         16,667,668
-----------------------------------------------------------------------------
Shares repurchased                             (14,583,608)      (135,069,949)
-----------------------------------------------------------------------------
Net increase                                     2,029,364        $21,497,542
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Growth Portfolio                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     23,736,424       $260,491,464
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 8,761,761         97,081,542
-----------------------------------------------------------------------------
Shares repurchased                             (14,332,328)      (154,410,249)
-----------------------------------------------------------------------------
Net increase                                    18,165,857       $203,162,757
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     47,980,085       $453,125,614
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 4,053,697         38,683,833
-----------------------------------------------------------------------------
Shares repurchased                             (53,917,039)      (506,029,165)
-----------------------------------------------------------------------------
Net decrease                                    (1,883,257)      $(14,219,718)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                     47,433,838       $512,194,213
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                18,489,722        199,666,650
-----------------------------------------------------------------------------
Shares repurchased                             (37,470,442)      (397,097,318)
-----------------------------------------------------------------------------
Net increase                                    28,453,118       $314,763,545
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      7,062,449        $65,789,464
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   853,347          8,144,781
-----------------------------------------------------------------------------
Shares repurchased                             (16,329,702)      (150,932,362)
-----------------------------------------------------------------------------
Net decrease                                    (8,413,906)      $(76,998,117)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Balanced Portfolio                                 Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      8,466,111        $90,395,759
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 6,170,588         66,504,172
-----------------------------------------------------------------------------
Shares repurchased                             (14,351,668)      (151,167,089)
-----------------------------------------------------------------------------
Net increase                                       285,031         $5,732,842
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,120,404        $19,841,487
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   277,978          2,633,116
-----------------------------------------------------------------------------
Shares repurchased                              (4,685,495)       (42,220,781)
-----------------------------------------------------------------------------
Net decrease                                    (2,287,113)      $(19,746,178)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,258,987        $45,287,467
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,627,624         17,398,645
-----------------------------------------------------------------------------
Shares repurchased                              (3,797,015)       (40,004,660)
-----------------------------------------------------------------------------
Net increase                                     2,089,596        $22,681,452
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,010,947         $9,509,057
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   145,295          1,388,789
-----------------------------------------------------------------------------
Shares repurchased                              (1,890,043)       (17,805,602)
-----------------------------------------------------------------------------
Net decrease                                      (733,801)       $(6,907,756)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,287,968        $13,859,181
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   866,503          9,362,133
-----------------------------------------------------------------------------
Shares repurchased                              (1,588,761)       (16,920,690)
-----------------------------------------------------------------------------
Net increase                                       565,710         $6,300,624
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     28,562,458       $272,970,182
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,590,411         24,697,455
-----------------------------------------------------------------------------
Shares repurchased                             (23,173,909)      (214,218,672)
-----------------------------------------------------------------------------
Net increase                                     7,978,960        $83,448,965
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Balanced Portfolio                                  Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     34,921,346       $379,903,128
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 8,540,800         90,639,182
-----------------------------------------------------------------------------
Shares repurchased                             (17,227,693)      (181,364,906)
-----------------------------------------------------------------------------
Net increase                                    26,234,453       $289,177,404
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     22,119,435       $188,844,121
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 4,206,521         36,176,867
-----------------------------------------------------------------------------
Shares repurchased                             (22,325,836)      (190,199,625)
-----------------------------------------------------------------------------
Net increase                                     4,000,120        $34,821,363
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     40,887,107       $379,238,873
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 5,792,549         53,376,934
-----------------------------------------------------------------------------
Shares repurchased                             (19,130,204)      (179,307,864)
-----------------------------------------------------------------------------
Net increase                                    27,549,452       $253,307,943
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,911,982        $32,995,951
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   737,978          6,328,944
-----------------------------------------------------------------------------
Shares repurchased                              (5,747,889)       (48,619,888)
-----------------------------------------------------------------------------
Net decrease                                    (1,097,929)       $(9,294,993)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,474,393        $32,302,913
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,686,183         15,499,150
-----------------------------------------------------------------------------
Shares repurchased                              (5,007,606)       (46,966,715)
-----------------------------------------------------------------------------
Net increase                                       152,970           $835,348
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,454,893        $12,399,040
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   246,210          2,107,000
-----------------------------------------------------------------------------
Shares repurchased                              (1,922,342)       (16,324,318)
-----------------------------------------------------------------------------
Net decrease                                      (221,239)       $(1,818,278)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,522,557        $14,165,202
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   501,916          4,598,417
-----------------------------------------------------------------------------
Shares repurchased                              (1,218,541)       (11,330,465)
-----------------------------------------------------------------------------
Net increase                                       805,932         $7,433,154
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        876,705         $7,490,254
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   150,509          1,168,707
-----------------------------------------------------------------------------
Shares repurchased                              (1,057,736)        (8,965,606)
-----------------------------------------------------------------------------
Net decrease                                       (30,522)         $(306,645)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class M
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        528,989         $4,905,760
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   309,387          2,842,083
-----------------------------------------------------------------------------
Shares repurchased                                (775,124)        (7,211,566)
-----------------------------------------------------------------------------
Net increase                                        63,252           $536,277
-----------------------------------------------------------------------------

                                                Year ended September 30, 2002
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,256,752        $62,038,462
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,614,292         13,899,862
-----------------------------------------------------------------------------
Shares repurchased                              (9,459,552)       (80,067,472)
-----------------------------------------------------------------------------
Net decrease                                      (588,508)       $(4,129,148)
-----------------------------------------------------------------------------

                                                Year ended September 30, 2001
-----------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------
Conservative Portfolio                              Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,496,237       $107,582,565
-----------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 2,845,706         26,296,959
-----------------------------------------------------------------------------
Shares repurchased                              (9,271,542)       (86,677,200)
-----------------------------------------------------------------------------
Net increase                                     5,070,401        $47,202,324
-----------------------------------------------------------------------------

Note 5
New accounting pronouncement

As required, each fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the funds amortize premiums and accrete discounts on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to October 1, 2001, the funds did not amortize premiums and accrete discounts for certain fixed-income securities. Adopting these accounting principles did not affect the funds' net asset values, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in each fund's Statement of operations. The adoption of this principle was not material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The funds have designated 21.57%, 22.71% and 5.02% of the distributions from net investment income for the Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service                Principal Occupation(s)
as a Putnam Fund Trustee 2           During Past 5 Years            Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),          President, Baxter              Director of ASHTA Chemicals, Inc.,
Trustee since 1994                   Associates, Inc.               Banta Corporation (a printing and
                                     (a management                  digital imaging firm), Intermatic
                                     consulting and private         Corporation (manufacturer of energy
                                     investments firm)              control products), Ryerson Tull,
                                                                    Inc. (a steel service corporation),
                                                                    Advocate Health Care, and the
                                                                    National Center for Nonprofit
                                                                    Boards. Chairman Emeritus of the
                                                                    Board of Trustees, Mount Holyoke
                                                                    College. Also held various
                                                                    positions in investment banking
                                                                    and corporate finance, including
                                                                    Vice President and principal of
                                                                    the Regency Group and consultant
                                                                    to First Boston Corp.

Charles B. Curtis (4/27/40),         President and Chief            Member of the Council on Foreign
Trustee since 2001                   Operating Officer,             Relations, the Electric Power
                                     Nuclear Threat                 Research Institute Advisory
                                     Initiative (a private          Council, the Board of Directors
                                     foundation dedicated           of the Gas Technology Institute,
                                     to reducing the threat         the University of Chicago Board
                                     of weapons of mass             of Governors for Argonne National
                                     destruction), also serves      Laboratory, the Board of Directors
                                     as Senior Advisor to the       of the Environment and Natural
                                     United Nations                 Resources Program Steering
                                     Foundation                     Committee, John F. Kennedy School
                                                                    of Government, Harvard University.
                                                                    Prior to 2002, Mr. Curtis was a
                                                                    member of the Board of Directors
                                                                    of the Gas Technology Institute.
                                                                    Until 2001, Mr. Curtis was a Member
                                                                    of the Department of Defense's
                                                                    Policy Board and Director of EG&G
                                                                    Technical Services, Inc. (fossil
                                                                    energy research and development
                                                                    support) and prior to May 1997,
                                                                    Mr. Curtis was Deputy Secretary of
                                                                    Energy.

John A. Hill (1/31/42),              Vice-Chairman and              Director of Devon Energy
Trustee since 1985 and               Managing Director,             Corporation (formerly known as
Chairman since 2000                  First Reserve                  Snyder Oil Corporation),
                                     Corporation                    TransMontaigne Oil Company,
                                     (a registered investment       Continuum Health Partners of
                                     advisor investing in           New York, Sarah Lawrence College,
                                     companies in the               and various private companies owned
                                     world-wide energy              by First Reserve Corporation.
                                     industry on behalf of          Trustee of TH Lee, Putnam
                                     institutional investors)       Investment Trust (a closed-end
                                                                    investment company). Prior to
                                                                    acquiring First Reserve in 1983,
                                                                    Mr. Hill held executive positions
                                                                    with several advisory firms and
                                                                    various positions with the federal
                                                                    government, including Associate
                                                                    Director of the Office of
                                                                    Management and Budget and Deputy
                                                                    Director of the Federal Energy
                                                                    Administration.

Ronald J. Jackson                    Private investor               Former Chairman, President, and
(12/17/43),                                                         Chief Executive Officer of Fisher-
Trustee since 1996                                                  Price, Inc. (a toy manufacturer).
                                                                    Previously served as President and
                                                                    Chief Executive Officer of
                                                                    Stride-Rite, Inc. and Kenner Parker
                                                                    Toys. Also held financial and
                                                                    marketing positions with General
                                                                    Mills, Parker Brothers, and
                                                                    Talbots. President of the Kathleen
                                                                    and Ronald J. Jackson Foundation
                                                                    (charitable trust). Member of the
                                                                    Board of Overseers of WGBH (public
                                                                    television and radio). Member of
                                                                    the Board of Overseers of the
                                                                    Peabody Essex Museum.

Paul L. Joskow (6/30/47),            Elizabeth and James            Director, National Grid Group
Trustee since 1997                   Killian Professor of           (a UK-based holding company
                                     Economics and                  with interests in electric power,
                                     Management and                 natural gas distribution, and
                                     Director of the Center         telecommunications networks), and
                                     for Energy and                 the Whitehead Institute for
                                     Environmental Policy           Biomedical Research (a non-profit
                                     Research, Massachusetts        research institution). President of
                                     Institute of Technology        the Yale University Council.
                                                                    Prior to February 2002, March 2000,
                                                                    and September 1998, Dr. Joskow was
                                                                    a Director of State Farm Indemnity
                                                                    Company (an automobile insurance
                                                                    company), Director of New England
                                                                    Electric System (a public utility
                                                                    holding company) and a consultant
                                                                    to National Economic Research
                                                                    Associates, respectively.

Elizabeth T. Kennan                  Chairman, Cambus-              Director, Northeast Utilities, and
(2/25/38),                           Kenneth Bloodstock (a          Talbots (a distributor of women's
Trustee since 1992                   limited liability company      apparel). Trustee of Centre College.
                                     involved in thoroughbred       Prior to 2001, Dr. Kennan was a
                                     horse breeding and             member of the Oversight Committee
                                     farming), President            of Folger Shakespeare Library.
                                     Emeritus of Mount              Prior to September 2000, June 2000,
                                     Holyoke College                and November 1999, Dr. Kennan was
                                                                    a Director of Chastain Real Estate,
                                                                    Bell Atlantic, and Kentucky Home
                                                                    Life Insurance, respectively. Prior
                                                                    to 1995, Dr. Kennan was a Trustee
                                                                    of Notre Dame University. For 12
                                                                    years, she was on the faculty of
                                                                    Catholic University.

John H. Mullin, III                  Chairman and CEO               Director Alex. Brown Realty, Inc.,
(6/15/41),                           of Ridgeway Farm               Sonoco Products, Inc. (a packaging
Trustee since 1997                   (a limited liability           company), The Liberty Corporation
                                     company engaged in             (a company engaged in the
                                     timber and farming)            broadcasting industry), and Progress
                                                                    Energy, Inc. (a utility company,
                                                                    formerly known as Carolina Power
                                                                    & Light). Trustee Emeritus of
                                                                    Washington & Lee University. Prior
                                                                    to October 1997, January 1998, and
                                                                    May 2001, Mr. Mullin was a Director
                                                                    of Dillon, Read and Co. Inc.,
                                                                    The Ryland Group, Inc., and Graphic
                                                                    Packaging International Corp.,
                                                                    respectively.

Robert E. Patterson                  Senior Partner of Cabot        Chairman of the Joslin Diabetes
(3/15/45),                           Properties, LLP and            Center, Trustee of SEA Education
Trustee since 1984                   Chairman of Cabot              Association, and Director of
                                     Properties, Inc.               Brandywine Trust Company (a trust
                                                                    company). Prior to February 1998,
                                                                    Mr. Patterson was Executive Vice
                                                                    President and Director of
                                                                    Acquisitions of Cabot Partners
                                                                    Limited Partnership. Prior to
                                                                    December 2001, Mr. Patterson was
                                                                    President and Trustee of Cabot
                                                                    Industrial Trust (publicly traded
                                                                    real estate investment trust).
                                                                    Prior to 1990, Mr. Patterson was
                                                                    Executive Vice President of Cabot,
                                                                    Cabot & Forbes Realty Advisors,
                                                                    the predecessor of Cabot Partners,
                                                                    and prior to that was Senior Vice
                                                                    President of the Beal Companies.

W. Thomas Stephens                   Corporate Director             Director of Qwest Communications
(9/2/42),                                                           (communications company), Xcel
Trustee since 1997                                                  Energy Incorporated (public utility
                                                                    company), TransCanada Pipelines,
                                                                    Norske Canada, Inc. (paper
                                                                    manufacturer) and Mail-Well
                                                                    (printing and envelope company).
                                                                    Prior to July 2001 and October
                                                                    1999, Mr. Stephens was Chairman
                                                                    of Mail-Well and MacMillan-Bloedel
                                                                    (forest products company). Prior
                                                                    to 1996, Mr. Stephens was Chairman
                                                                    and Chief Executive Officer of
                                                                    Johns Manville.

W. Nicholas Thorndike                Director of various            Trustee of Northeastern University
(3/28/33),                           corporations and               and Honorary Trustee of Massachusetts
Trustee since 1992                   charitable                     General Hospital. Prior to
                                     organizations,                 September 2000, April 2000, and
                                     including Courier              December 2001, Mr. Thorndike was
                                     Corporation (a book            a Director of Bradley Real Estate,
                                     manufacturer) and              Inc., a Trustee of Eastern Utilities
                                     Providence Journal Co.         Associates, and a Trustee of Cabot
                                     (a newspaper publisher)        Industrial Trust, respectively.
                                                                    Previously served as Chairman of
                                                                    the Board and managing partner of
                                                                    Wellington Management/Thorndike
                                                                    Doran Paine & Lewis, and Chairman
                                                                    and Director of Ivest Fund.

Lawrence J. Lasser*                  President and Chief            Director of Marsh & McLennan
(11/1/42),                           Executive Officer              Companies, Inc. and the United Way
Trustee since 1992                   of Putnam                      of Massachusetts Bay. Member of the
Vice President since 1981            Investments Trust              Board of Governors of the Investment
                                     and Putnam Investment          Company Institute, Trustee of the
                                     Management, LLC                Museum of Fine Arts, Boston, a
                                                                    Trustee and Member of the Finance
                                                                    and Executive Committees of Beth
                                                                    Israel Deaconess Medical Center,
                                                                    Boston, and a Member of the
                                                                    CareGroup Board of Managers
                                                                    Investment Committee, the Council
                                                                    on Foreign Relations, and the
                                                                    Commercial Club of Boston.

George Putnam, III*                  President, New                 Director of The Boston Family
(8/10/51),                           Generation Research,           Office, L.L.C. (registered investment
Trustee since 1984 and               Inc. (a publisher of           advisor), Trustee of the SEA
President since 2000                 financial advisory and         Education Association, Trustee of
                                     other research services        St. Mark's School, and Trustee of
                                     relating to bankrupt and       Shore Country Day School.
                                     distressed companies)          Previously, Mr. Putnam was an
                                     and New Generation             attorney with the firm of Dechert
                                     Advisers, Inc.                 Price & Rhoads.
                                     (a registered
                                     investment adviser)

A.J.C. Smith (4/13/34),*             Director of Marsh &            Director of Trident Corp. (a limited
Trustee since 1986                   McLennan                       partnership with over 30 institutional
                                     Companies, Inc.                investors). Trustee of the Carnegie
                                                                    Hall Society, the Educational
                                                                    Broadcasting Corporation and the
                                                                    National Museums of Scotland.
                                                                    Chairman of the Central Park
                                                                    Conservancy. Member of the Board of
                                                                    Overseers of the Joan and
                                                                    Sanford I. Weill Graduate School
                                                                    of Medical Sciences of Cornell
                                                                    University. Fellow of the Faculty of
                                                                    Actuaries in Edinburgh, the Canadian
                                                                    Institute of Actuaries, and the
                                                                    Conference of Actuaries. Associate
                                                                    of the Society of Actuaries. Member
                                                                    of the American Actuaries, the
                                                                    International Actuarial Association
                                                                    and the International Association of
                                                                    Consulting Actuaries. Prior to May
                                                                    2000 and November 1999, Mr. Smith
                                                                    was Chairman and CEO, respectively,
                                                                    of Marsh & McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of September 30, 2002,
  there were 103 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company
  Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser,
  and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies,
  Inc., the parent company of Putnam Management and Putnam Retail Management. George Putnam, III, is
  the President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the
  President, Chief Executive Officer, and a Director of Putnam Investments Trust and Putnam Management
  since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of
  Marsh & McLennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of Marsh & McLennan Companies, Inc.




OFFICERS

Name, Address, 1 Date of Birth,      Length of Service
Position(s) Held with Fund           Held with Fund                 Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),         Since 1989                     Managing Director, Putnam Investments
Executive Vice President,                                           Trust and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty                 Since 1993                     Senior Vice President, Putnam
(12/1/46),                                                          Investments Trust and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),          Since 2000                     Managing Director, Putnam
Assistant Treasurer and                                             Investments Trust
Principal Accounting
Officer

Karnig H. Durgarian                  Since 2002                     Senior Managing Director of Putnam
(1/13/56),Vice President and                                        Investments Trust
Principal Executive Officer

Steven D. Krichmar                   Since 2002                     Managing Director of Putnam
(6/27/58), Vice President and                                       Investments Trust
Principal Financial Officer

Gordon H. Silver (7/3/47),           Since 1990                     Senior Managing Director, Putnam
Vice President                                                      Investments Trust and Putnam Management

Brett C. Browchuk                    Since 1994                     Managing Director, Putnam Investments
(2/27/63), Vice President                                           Trust and Putnam Management

Ian C. Ferguson (7/3/57),            Since 1997                     Senior Managing Director, Putnam
Vice President                                                      Investments Trust and Putnam Management

Richard G. Leibovitch                Since 1999                     Managing Director of Putnam Investments
(10/31/63), Vice President                                          Trust and Putnam Management. Prior to
                                                                    February 1999, Managing Director at
                                                                    J.P. Morgan.

Richard A. Monaghan                  Since 1998                     Managing Director, Putnam Investments
(8/25/54),                                                          Trust, Putnam Management and Putnam
Vice President                                                      Retail Management

John R. Verani                       Since 1988                     Senior Vice President, Putnam
(6/11/39),                                                          Investments Trust and Putnam Management
Vice President

Stephen M. Oristaglio                Since 1998                     Senior Managing Director of Putnam
(8/21/55),                                                          Management. Prior to July 1998,
Vice President                                                      Managing Director, Swiss Bank Corp.

Jeffrey L. Knight                    Since 2002                     Managing Director of Putnam Management
(4/11/65),
Vice President

Robert J. Kea                        Since 2002                     Senior Vice President of Putnam Management
(1/17/66),
Vice President

Robert J. Schoen                     Since 2002                     Senior Vice President of Putnam Management
(11/2/67),
Vice President

J. Graham Spiers                     Since 2002                     Senior Vice President of Putnam
(11/2/46),                                                          Management. Prior to January 1998,
Vice President                                                      Managing Director, Quantitative Financial
                                                                    Strategies, Inc.
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government
  Income Fund
Money Market Fund [DAGGER]
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [DAGGER]
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [DAGGER]

California, New York

ASSET ALLOCATION funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

[DAGGER] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Financial Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Jeffrey L. Knight
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Ofce Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN060-84063  250/259/264  11/02



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds - Growth Portfolio
Supplement to Annual Report dated 9/30/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 9/30/02

                                                      NAV
1 year                                             -10.97%
5 years                                             -8.27
Annual average                                      -1.71
Life of fund (since class A inception, 2/8/94)      65.97
Annual average                                       6.04

Share value:                                          NAV
9/30/01                                              9.01
9/30/02                                              7.76
----------------------------------------------------------------------------
Distributions:    No.   Income   Capital gains        Total
                   1   $0.322         --             $0.322
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds - Balanced Portfolio
Supplement to Annual Report dated 9/30/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 9/30/02

                                                      NAV
1 year                                              -8.96%
5 years                                             -0.05
Annual average                                      -0.01
Life of fund (since class A inception, 2/7/94)      71.45
Annual average                                       6.43

Share value:                                          NAV
9/30/01                                             $9.21
9/30/02                                             $8.11
----------------------------------------------------------------------------
Distributions:    No.   Income   Capital gains    Total
                   4     $0.320        --        $0.320
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds - Conservative Portfolio
Supplement to Annual Report dated 9/30/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 9/30/02

                                                      NAV
1 year                                              -2.93%
5 years                                             11.40
Annual average                                       2.18
Life of fund (since class A inception, 2/7/94)      65.48
Annual average                                       6.00

Share value:                                          NAV
9/30/01                                             $8.73
9/30/02                                             $7.90
----------------------------------------------------------------------------
Distributions:    No.   Income   Capital gains      Total
                  12    $0.566          --         $0.566
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.